                                                        '33 ACT FILE NO. 33-7094
                                                       '40 ACT FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                       POST-EFFECTIVE AMENDMENT NO. 34 [X]


                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                              AMENDMENT NO. 118 [X]

                        (CHECK APPROPRIATE BOX OR BOXES.)

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100


                               RICHARD C. PEARSON
                                    PRESIDENT
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)


[]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

[x]     ON MAY 1, 2000 PURSUANT TO PARAGRAPH (b) OF RULE 485


[ ]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485

[ ]     ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24-F-2 NOTICE WAS FILED ON February 25, 2000.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS


Item Number in Form N-4                            Caption in Prospectus
-----------------------                             ---------------------
1.      Cover Page                                  Cover Page

2.      Definitions                                 Glossary

3.      Synopsis of Highlights                      Summary of the Contract

4.      Condensed Financial Information             Condensed Financial Information;
                                                    Financial Information

5.      General Description of Registrant,          Description of Security First Life
        Depositor, and Portfolio Companies          Insurance Company, The Separate Account
                                                    and The Funds; Voting Rights; Servicing
                                                    Agent

6.      Deductions and Expenses                     Contract Charges

7.      General Description of Variable Annuity     Descriptions of the Contracts;
        Contracts                                   Accumulation Period; Annuity Benefits

8.      Annuity Period                              Annuity Benefits

9.      Death Benefit                               Death Benefits

10.     Purchases and Contract Value                Description of the Contracts;
                                                    Accumulation Period; Principal
                                                    Underwriter

11.     Redemptions                                 Accumulation Period

12.     Taxes                                       Federal Income Tax Status

13.     Legal Proceedings                           Legal Proceedings

14.     Table of Contents of the Statement of       Table of Contents of the Statement of
        Additional Information                      Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.     Cover Page                                  Cover Page

16.     Table of Contents                           Table of Contents

17.     General Information and History             The Insurance Company; The Separate
                                                    Account: The Trust and The Funds

18.     Services                                    Servicing Agent; Safekeeping of
                                                    Securities; Independent Auditors

19.     Purchase of Securities Being Offered        Purchase of Securities Being Offered

20.     Underwriters                                Distributions of the Contracts

21.     Calculation of Performance Data             Calculation of Performance Data

22.     Annuity Payments                            Annuity Payments

23.     Financial Statements                        Financial Statements

                                     Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                 ----------------------------------------------

                                   PROSPECTUS

                                   MAY 1, 2000

                 ----------------------------------------------

                  THE SECURITY FIRST INVESTORS CHOICE VARIABLE
                                ANNUITY CONTRACTS
                                 issued through
                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                       by
                      SECURITY FIRST LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").

You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by Security First Life Insurance Company ("Security First Life"), or to Security First Life Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying funds:


     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND


          Money Market Portfolio
          BlackRock Equity Income Portfolio
          Growth Portfolio
          Overseas Portfolio

     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

          Asset Manager Portfolio
          Contrafund Portfolio
          Index 500 Portfolio

     SECURITY FIRST TRUST

          T. Rowe Price Growth and Income Series
          BlackRock U.S. Government Income Series
          BlackRock Equity Series
          Neuberger Berman Bond Series

     ALGER AMERICAN FUND

           Small Capitalization Portfolio

     METROPOLITAN SERIES FUND, INC.

          Janus Mid Cap Portfolio
          Putnam Large Cap Growth Portfolio
          Putnam International Stock Portfolio
          Russell 2000 Index Portfolio
          Loomis Sayles High Yield Bond Portfolio

The Metropolitan Series Fund's Janus Mid Cap Portfolio, Putnam Large Cap Growth and International Stock Portfolios, Russell 2000 Index Portfolio, and Loomis Sayles High Yield Bond Portfolio are anticipated to be available on or about June 15, 2000.

You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THE FUND PROSPECTUSES.

An investment in any of         For more information:
these variable annuities        If you would like more information about the Contract, you
involves investment risk.       can obtain a copy of the Statement of Additional Information
You could lose money you        ("SAI") dated May 1, 2000. The SAI is legally considered a
invest. The Contracts and       part of this Prospectus as though it were included in the
the funds are:                  Prospectus. The Table of Contents of the SAI appears on page
- not bank deposits or          38 of the Prospectus. To request a free copy of the SAI or
  obligations;                  to ask questions, write or call:
- not federally insured or        Security First Life Insurance Company
  guaranteed;                     P.O. Box 92193
- not endorsed by any bank        Los Angeles, California 90009
  or government agency; and       Phone: (800) 284-4536
- not guaranteed to achieve     The Securities and Exchange Commission ("SEC") has a website
  their investment objective.   (http://www.sec.gov) which you may visit to view this
                                Prospectus, the SAI, or additional material that
                                also is legally considered a part of this
                                Prospectus, as well as other information.
                                THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR
                                DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
                                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

Glossary....................................................    4
Summary of the Contracts....................................    6
Fee Tables and Examples.....................................    9
Condensed Financial Information.............................   12
Financial and Performance Information.......................   14
Description of Security First Life Insurance Company, The
  General Account, The Separate Account, The Funds and
  Service Providers.........................................   15
     The Security First Life Insurance Company..............   15
     The General Account....................................   15
     The Separate Account...................................   15
     The Funds..............................................   16
     Principal Underwriter..................................   17
     Servicing Agent........................................   17
     Custodian..............................................   18
Contract Charges............................................   18
     Premium Taxes..........................................   19
     Surrender Charge.......................................   19
     Administration Fees....................................   20
     Mortality and Expense Risk Charge......................   21
     Federal, State and Local Taxes.........................   21
     Free Look Period.......................................   21
Description of the Contracts................................   22
     Assignment.............................................   22
     Purchase Payments......................................   22
     Transfers..............................................   22
     Dollar Cost Averaging..................................   23
     Reallocation Election..................................   23
     Modification of the Contracts..........................   23
Accumulation Period.........................................   25
     Crediting Accumulation Units in the Separate Account...   25
     Surrender from the Separate Account....................   25
     Account Statements.....................................   26
Annuity Benefits............................................   26
     Variable Annuity Payments..............................   26
     Election of Annuity Date and Form of Annuity...........   27
     Frequency of Payment...................................   28
     Level Payments Varying Annually........................   28
     Annuity Unit Values....................................   29

                                                              PAGE
                                                              ----

Death Benefits..............................................   30
     Death Before the Annuity Date..........................   30
     Death After the Annuity Date...........................   31
Federal Tax Considerations..................................   32
     General Taxation of Annuities..........................   32
     Non-qualified Contracts................................   32
     Qualified Contracts....................................   33
     Withholding............................................   35
Voting Rights...............................................   36
Legal Proceedings...........................................   37
Additional Information......................................   37
Table of Contents of Statement of Additional Information


Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material Security First Life authorizes.

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT -- A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon your death.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between you and Security First Life covering your rights.

CONTRACT DATE -- The date your Contract was issued to you.

CONTRACT VALUE -- The sum of your interests in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD -- The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT -- The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER -- You, the person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid by you to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACTS
--------------------------------------------------------------------------------



Please see the section          THE CONTRACTS
"Qualified Contracts" on
page 33 for more                The Contracts may be offered to:
information.
                                - Qualified Plans such as:
                                -- Section 403(b) tax-sheltered annuities;
                                -- Section 457 deferred compensation plans;
                                -- Section 401 pension and profit sharing plans;
                                -- individual retirement annuities;
                                -- traditional Individual Retirement Accounts
                                   ("IRAs");
                                -- Roth IRAs;
                                - Plans that do not qualify for special tax
                                  treatment (Non-qualified Contracts); and
                                - Individuals seeking to accumulate money for
                                  retirement.

Please see "Transfers" on       PURCHASE PAYMENTS
page 22 for more
information.                    Purchase Payments under the Contracts are made
                                to the General Account, the Separate Account, or allocated between them. You cay buy a Contract for $1,000 and add as little as $100 at any time
                                (for IRAs, the minimum is $500 for an initial
                                Purchase Payment and $100 for each additional payment). There is no initial sales charge;
                                however, the charges and deductions described under "Contract Charges" on page 18 will be deducted from the Contract Value. You can transfer amounts allocated to the Separate
                                Account:
                                - between any of the fund investment choices, at
                                  any time and as many times as you choose
                                - to the General Account at any time before the
                                  amount has been applied to a variable annuity option
                                You can transfer amounts allocated to the General Account:
                                - to the Separate Account only to be applied to
                                  a Variable Annuity option

Please see "The Separate        SEPARATE ACCOUNT
Account" on page 15 and
"The Funds" on page for         Purchase Payments allocated to the Separate
more information.               Account are invested at net asset value in
                                Accumulation Units in one or more of twelve
                                Series, each of which invests in one of the following twelve Funds:

--------------------------------------------------------------------------------------------
FUNDS                                                      ADVISERS/SUBADVISERS
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE       Fidelity Management and Research Company
   PRODUCTS FUND                               ("FMR")
--------------------------------------------------------------------------------------------
 Money Market Portfolio                        FMR
--------------------------------------------------------------------------------------------
 Equity Income Portfolio                       FMR
--------------------------------------------------------------------------------------------
 Growth Portfolio                              FMR
--------------------------------------------------------------------------------------------
 Overseas Portfolio                            FMR
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE       FMR
   PRODUCTS FUND II
--------------------------------------------------------------------------------------------
 Asset Manager Portfolio                       FMR
--------------------------------------------------------------------------------------------
 Contrafund Portfolio                          FMR
--------------------------------------------------------------------------------------------
 Index 500 Portfolio                           FMR
--------------------------------------------------------------------------------------------
 SECURITY FIRST TRUST                          Security First Investment Management
                                               Corporation ("Security Management")
--------------------------------------------------------------------------------------------
 T. Rowe Price Growth and Income Series        Price Associates, Inc.
--------------------------------------------------------------------------------------------

 BlackRock U.S. Government Income Series       BlackRock Financial Management, Inc.
                                               ("BlackRock")
--------------------------------------------------------------------------------------------
 BlackRock Equity Series                       BlackRock
--------------------------------------------------------------------------------------------
 Neuberger Berman Bond Series                  Neuberger Berman, LLC ("NB")
--------------------------------------------------------------------------------------------
 ALGER AMERICAN FUND                           Fred Alger Management, Inc. ("Alger
                                               Management")
--------------------------------------------------------------------------------------------
 Small Capitalization Portfolio                Alger Management
--------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.                 Metropolitan Life Insurance Company ("MetLife")
--------------------------------------------------------------------------------------------
 Janus Mid Cap Portfolio                       Janus Capital Corporation ("Janus")
--------------------------------------------------------------------------------------------
Putnam Large Cap Growth Portfolio              Putnam Investment Management, Inc. ("Putnam")
Putnam International Stock Portfolio
--------------------------------------------------------------------------------------------
Russell 2000 Index Portfolio                   MetLife
--------------------------------------------------------------------------------------------
Loomis Sayles High Yield Bond Portfolio        Loomis Sayles & Company, L.P. ("Loomis")
--------------------------------------------------------------------------------------------

Please see "Contract          CHARGES AND DEDUCTIONS
Charges" on page 18 for
more information.             The following fees and expenses apply to
                              your Contract:

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                                DAILY DEDUCTIONS
                              - Administration fee (deducted from your....                   .00041%
                              interest in the Separate Account)                      (.15% per year)
                              - Mortality and Expense Risks fee...........                  .003425%
                                                                                    (1.25% per year)
                              SURRENDER CHARGE
                              (CONTINGENT DEFERRED SALES CHARGE)
                              - Deducted if you request a full or.........    7% of Purchase Payment
                                     partial withdrawal of Purchase             and amounts credited
                                     Payments from the Separate Account           to it. This charge
                                     within seven years after the             decreases 1% each year
                                     Purchase Payment is made                     after the Purchase
                                                                                    Payment is made.
                                As described later in this Prospectus, this charge
                                will not apply to:
                                - the first withdrawal in any year of up to
                                       10% of your interest in the Separate
                                       Account and 10% of your interest
                                       in the General Account; or
                                - withdrawals made if you are confined to a
                                       hospital for at least 30 consecutive days
                                       or to a skilled nursing home for at least
                                       90 consecutive days.

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              PREMIUM TAXES
                              - Payable to a state or government agency...                0% - 2.35%
                              with respect to your Contract. It may be             (3.50% in Nevada)
                                     deducted on or after the date the tax
                                     is incurred. Currently, Security
                                     First Life deducts these taxes upon
                                     annuitization.

Please see "Free Look           FREE LOOK PERIOD
Period" on page 21 for more
information.                    You may cancel your Contract within 10 days after you
                                receive it (or longer depending on state law) for a full
                                refund of all Purchase Payments (or the greater of Purchase
                                Payments or the Contract Value in some states). Purchase
                                Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look
                                Period.

                                VARIABLE ANNUITY PAYMENTS
                                You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested.

                                If your monthly payments from a particular
                                Series are less than $50, Security First Life may change the frequency of your payments so that each payment will be at least $50 from that Series.

Please see "Surrender           SURRENDER
Charge" on page 19
and "Federal Tax                You may surrender all or part of your Contract Value before
Considerations" on page 32      the Annuity Date. You may not make a partial withdrawal if
for more                        it would cause your interest in any Series or the General
information.                    Account to fall below $500.

                                However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply. You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal
                                Revenue Code. Certain restrictions apply for qualified Contracts.

Please see "Death Benefits"     DEATH BENEFIT
on page 30 for more
information.                    One of the insurance guarantees we provide you under your
                                Contract is that your Beneficiary(ies) will be protected
                                against market downturns. You name your Beneficiary(ies). If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial
                                withdrawals; or
                                - the Contract Value at settlement; or
                                - if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following
                                  fifth anniversary.
                                Your Beneficiary(ies) may choose to receive this
                                benefit in a lump sum or to apply it to certain
                                of the available annuity forms contained in this
                                Contract.

--------------------------------------------------------------------------------

                             FEE TABLE AND EXAMPLES
--------------------------------------------------------------------------------

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

EXPENSE DATA

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see Fund prospectuses for a more complete description of the various costs and expenses of the Funds.
---------------
* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time Security First Life deducts the premium tax only from amounts annuitized.

[The following information assumes that the entire Contract Value is in the Separate Account:]

                                   FEE TABLES

                                  YOUR EXPENSES

                                                              YEARS SINCE
                                                               PURCHASE
                                                                PAYMENT
                                                              WAS RECEIVED    PERCENTAGE
                                                              ------------    ----------
Surrender Charge (Deferred Sales Charge)....................  less than 1           7%
  (as a percentage of amounts accumulated with respect        1 but not 2           6%
  to a purchase payment)                                      2 but not 3           5%
                                                              3 but not 4           4%
                                                              4 but not 5           3%
                                                              5 but not 6           2%
                                                              6 but not 7           1%
                                                              7 or more             0%

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                  (AS A PERCENTAGE OF AVERAGE CONTRACT VALUE)
                   (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT)


Administration Fee..........................................   .15% per year
Mortality and Expense Risk Fees.............................  1.25% per year
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................  1.40% per year

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------
                                MONEY            EQUITY                                      ASSET
                                MARKET           INCOME          GROWTH      OVERSEAS       MANAGER         CONTRAFUND
                              PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee           .18%             .48%            .58%         .73%           .53%             .58%
-------------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses           .09%             .08%            .07%         .14%           .09%             .07%
-------------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                 .27%             .56%            .65%         .87%           .62%             .65%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                            BLACKROCK
                                                                  U.S.                      NEUBERGER
                                             T. ROWE PRICE     GOVERNMENT   BLACKROCK        BERMAN           SMALL
                              INDEX 500     GROWTH & INCOME      INCOME       EQUITY          BOND        CAPITALIZATION
                              PORTFOLIO          SERIES          SERIES       SERIES         SERIES         PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee           .24%             .50%            .55%         .70%           .50%             .85%
-------------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses           .04%             .09%            .16%         .11%           .16%             .05%
-------------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                 .28%             .59%            .71%         .81%           .66%             .90%
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

                                               LARGE CAP      INTERNATIONAL    RUSSELL      HIGH YIELD
                              MID CAP           GROWTH            STOCK        2000 INDEX      BOND
                              PORTFOLIO        PORTFOLIO        PORTFOLIO      SERIES       PORTFOLIO
----------------------------------------------------------------------------------------------------------
 (a)    Management Fee           .67%             .80%            .90%          .25%           .70%
----------------------------------------------------------------------------------------------------------
 (b)    Other Expenses           .04%             .20%            .22%          .30%           .24%
----------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                 .71%            1.00%           1.12%          .55%           .94%
----------------------------------------------------------------------------------------------------------

EXAMPLES
--------------------------------------------------------------------------------

                                 CONDITIONS
                         YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
 Money Market            (a) upon surrender at the    (a)     $ 82      $102      $123       $198
  Portfolio                  end of the stated time
                             period
                         (b) if the Contract WAS NOT  (b)       17        53        91        198
                             surrendered
-------------------------------------------------------------------------------------------------------
 Equity Income           SAME                         (a)       87       118       149        254
  Portfolio                                           (b)       22        69       118        254
-------------------------------------------------------------------------------------------------------
 Growth Portfolio        SAME                         (a)       86       113       142        238
                                                      (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 Overseas Portfolio      SAME                         (a)       88       120       152        261
                                                      (b)       23        71       122        261
-------------------------------------------------------------------------------------------------------
 Asset Manager           SAME                         (a)       85       112       140        235
  Portfolio                                           (b)       21        63       109        235
-------------------------------------------------------------------------------------------------------
 Small Capitalization    SAME                         (a)       88       121       154        264
  Portfolio                                           (b)       23        72       123        264
-------------------------------------------------------------------------------------------------------
 Contrafund Portfolio    SAME                         (a)       86       113       142        238
                                                      (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 Index 500               SAME                         (a)       82       103       123        199
  Portfolio                                           (b)       17        53        91        199
-------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth &  SAME                         (a)       85       112       139        232
  Income Series                                       (b)       20        62       107        232
-------------------------------------------------------------------------------------------------------
 BlackRock U.S.          SAME                         (a)       86       115       145        244
  Government Income Series                            (b)       21        66       113        244
-------------------------------------------------------------------------------------------------------
 Neuberger Berman Bond   SAME                         (a)       86       114       142        239
  Series                                              (b)       21        65       111        239
-------------------------------------------------------------------------------------------------------
 BlackRock Equity        SAME                         (a)       87       118       149        254
  Series                                              (b)       22        69       118        254
-------------------------------------------------------------------------------------------------------
 Large Cap Portfolio     SAME                         (a)       89       123       159        274
                                                      (b)       24        75       128        274
-------------------------------------------------------------------------------------------------------
 International Stock     SAME                         (a)       90       127       165        286
  Portfolio                                           (b)       26        78       134        286
-------------------------------------------------------------------------------------------------------
 Mid Cap Growth          SAME                         (a)       86       115       145        244
  Portfolio                                           (b)       21        66       113        244
-------------------------------------------------------------------------------------------------------
 Russell 2000 Index      SAME                         (a)       85       110       137        227
  Portfolio                                           (b)       20        61       105        227
-------------------------------------------------------------------------------------------------------
High Yield Bond          SAME                         (a)       88       122       156        268
  Portfolio                                           (b)       24        73       125        268
-------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page 18.

2. A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund 's expenses. Without these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, .66% for Growth Portfolio, .91% for Overseas Portfolio, .63% for Asset Manager Portfolio, .67% for Contrafund Portfolio, .71% for Asset Manager: Growth Portfolio, .57% for Balanced Portfolio, .69% for Growth Opportunities Portfolio, and .60% for Growth & Income Portfolio.

FMR agreed to reimburse a portion of Index 500 Portfolio's and Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would gave been
 .24%, .10%, .34% and .57%, 2.77% and 3.34%, respectively.

With regard to the Metropolitan Series Fund, Inc., had there been no fee waivers or reimbursements, expenses would have been:
     Putnam Large Cap Growth Portfolio
          Total Annual Expenses    1.39%
     Russell 2000 Index Portfolio
          Total Annual Expenses    1.19%

3. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account for the year ended December 31, 1998 and 1999 which have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors.

                                        TWELVE    TWELVE    TWELVE     TWELVE     FIVE        TWELVE     TWELVE
                                        MONTHS    MONTHS    MONTHS     MONTHS     MONTHS      MONTHS     MONTHS
                                        ENDED     ENDED     ENDED      ENDED      ENDED       ENDED      ENDED
      SEPARATE ACCOUNT SERIES          7/31/90   7/31/91   7/31/92    7/31/93    12/31/93    12/31/94   12/31/95
      -----------------------          -------   -------   -------   ---------   --------    --------   --------
Series B (Neuberger Berman Bond Series)
  Beg. AUV $.......................       5.77      5.90      6.27        7.07       7.66       7.78        7.42
  End. AUV $.......................       5.90      6.27      7.07        7.66       7.78       7.42        8.55
  End. No. Non-Qualified AUs.......     35,914    29,408    34,855      45,488     45,035     35,534      45,117
  End. No. Qualified AUs...........    129,756   167,461   165,862     227,551    255,421     52,134      61,437
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $.......................       6.96      6.26      6.84        7.70       8.27       8.70        8.85
  End. AUV $.......................       6.26      6.84      7.70        8.27       8.70       8.85       11.46
  End. No. Non-Qualified AUs.......    152,193   103,701   121,098     157,339    170,454    179,634     219,556
  End. No. Qualified AUs...........    396,570   598,731   826,262   1,300,789  1,510,626    265,635     318,557
Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............                                       5.00       5.15       5.62        5.21
  End. AUV $.......................                                       5.15       5.62       5.21        6.02
  End. No. Non-Qualified AUs.......                                     14,874    297,065    639,669     636,600
  End. No. Qualified AUs...........                                     14,679    233,747    881,502   1,048,666
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............                                       5.00       5.06       5.40        5.33
  End. AUV $.......................                                       5.06       5.40       5.33        7.13
  End. No. Non-Qualified AUs.......                                      6,333     68,333    220,859     369,778
  End. No. Qualified AUs...........                                      6,703     69,326    351,616     691,102
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............                                       5.00       4.97       5.20        5.19
  End. AUV $.......................                                       4.97       5.20       5.19        7.04
  End. No. Non-Qualified AUs.......                                         --      9,764     31,543      73,445
  End. No. Qualified AUs...........                                      2,334      8,392     30,822     120,370
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............                                       5.00       5.12       5.64        5.67
  End. AUV $.......................                                       5.12       5.64       5.67        6.14
  End. No. Non-Qualified AUs.......                                         --     11,178     82,312      71,276
  End. No. Qualified AUs...........                                        491      8,248    107,910     146,405
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............                                                             5.00       5.16
  End. AUV $.......................                                                             5.16       5.40
  End. No. Non-Qualified AUs.......                                                           47,324    177,174
  End. No. Qualified AUs...........                                                            9,656    326,232
  Yield............................                                                                        4.45%


                                           TWELVE      TWELVE      TWELVE      TWELVE
                                           MONTHS      MONTHS      MONTHS      MONTHS
                                           ENDED       ENDED       ENDED       ENDED
      SEPARATE ACCOUNT SERIES             12/31/96    12/31/97    12/31/98    12/31/99
      -----------------------             --------    --------    --------    --------
Series B (Neuberger Berman Bond Series)
  Beg. AUV $.......................           8.55        8.68        9.35        9.91
  End. AUV $.......................           8.68        9.35        9.91        9.52
  End. No. Non-Qualified AUs.......         69,877     204,160     511,384     653,132
  End. No. Qualified AUs...........        100,373     164,131     374,239     467,937
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $.......................          11.46       13.77       17.28       18.77
  End. AUV $.......................          13.77       17.28       18.77       20.15
  End. No. Non-Qualified AUs.......        386,916     967,084   1,413,847   1,632,006
  End. No. Qualified AUs...........        482,496     798,400   1,196,732   1,328,141
Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............           6.02        6.81        8.12        9.21
  End. AUV $.......................           6.81        8.12        9.21       10.09
  End. No. Non-Qualified AUs.......        777,592   1,342,714   1,938,660   2,389,530
  End. No. Qualified AUs...........      1,250,934   1,595,340   2,152,005   2,360,980
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............           7.13        8.08        9.84       13.54
  End. AUV $.......................           8.08        9.84       13.54       18.36
  End. No. Non-Qualified AUs.......        694,471   1,514,592   1,666,023   1,987,700
  End. No. Qualified AUs...........        936,136   1,721,157   1,853,479   2,082,142
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............           7.04        8.54       11.19       14.16
  End. AUV $.......................           8.54       11.19       14.16       16.83
  End. No. Non-Qualified AUs.......        337,427   1,141,079   1,728,113   2,300,304
  End. No. Qualified AUs...........        428,500   1,017,697   1,556,431   1,954,345
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............           6.14        6.86        7.56        8.40
  End. AUV $.......................           6.86        7.56        8.40       11.82
  End. No. Non-Qualified AUs.......        147,181     331,263     421,902     470,705
  End. No. Qualified AUs...........        204,998     340,816     398,497     428,613
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............           5.40        5.62        5.84        6.08
  End. AUV $.......................           5.62        5.84        6.08        6.29
  End. No. Non-Qualified AUs.......        667,110     905,605     928,083     943,540
  End. No. Qualified AUs...........        622,087   1,041,656   1,285,755   1,330,537
  Yield............................           3.95%       4.11%       3.60%      4.65%

                                     TWELVE    TWELVE    TWELVE    TWELVE     TWELVE       FIVE       TWELVE     TWELVE
                                     MONTHS    MONTHS    MONTHS    MONTHS     MONTHS      MONTHS      MONTHS     MONTHS
                                      ENDED     ENDED     ENDED     ENDED      ENDED       ENDED      ENDED       ENDED
      SEPARATE ACCOUNT SERIES        7/31/89   7/31/90   7/31/91   7/31/92    7/31/93    12/31/93    12/31/94   12/31/95
      -----------------------        -------   -------   -------   -------   ---------   ---------   --------   --------
Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.13
  End. No. Non-Qualified AUs.......                                                                               48,543
  End. No. Qualified AUs...........                                                                               82,578
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.29
  End. No. Non-Qualified AUs.......                                                                               98,145
  End. No. Qualified AUs...........                                                                              143,884
Series SU (U.S. Govt. Income
  Series)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 5.43
  End. No. Non-Qualified AUs.......                                                                                8,806
  End. No. Qualified AUs...........                                                                               10,909
Series SV (BlackRock Equity Series)
  Beg. AUV $ (8/26/96).............
  End. AUV $.......................
  End. No. Non-Qualified AUs.......
  End. No. Qualified AUs...........
Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............                                                                                  5.00
  End. AUV $.......................                                                                                  6.54
  End. No. Non-Qualified AUs.......                                                                               115,588
  End. No. Qualified AUs...........                                                                               160,410


                                              TWELVE      TWELVE      TWELVE      TWELVE
                                              MONTHS      MONTHS      MONTHS      MONTHS
                                              ENDED       ENDED       ENDED       ENDED
      SEPARATE ACCOUNT SERIES                12/31/96    12/31/97    12/31/98    12/31/99
      -----------------------                --------    --------    --------    --------
Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............             6.13         6.93        8.76        9.64
  End. AUV $.......................             6.93         8.76        9.64       10.11
  End. No. Non-Qualified AUs.......          389,764    1,144,054   1,748,353   2,096,056
  End. No. Qualified AUs...........          451,605      851,026   1,333,143   1,515,655
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............             6.29         7.54        9.24       16.84
  End. AUV $.......................             7.54         9.24       11.84       14.51
  End. No. Non-Qualified AUs.......          427,465      968,105   1,303,672   1,604,010
  End. No. Qualified AUs...........          530,576    1,026,836   1,353,368   1,595,501
Series SU (U.S. Govt. Income
  Series)
  Beg. AUV $ (5/25/95).............             5.43         5.56        5.87        6.22
  End. AUV $.......................             5.56         5.87        6.22        5.97
  End. No. Non-Qualified AUs.......           35,598    1,577,311   1,418,884   1,428,720
  End. No. Qualified AUs...........          186,466    1,088,519     964,505     874,302
Series SV (BlackRock Equity Series)
  Beg. AUV $ (8/26/96).............             5.00         5.59        7.14        8.67
  End. AUV $.......................             5.59         7.14        8.67       10.32
  End. No. Non-Qualified AUs.......          132,782    1,265,446   1,054,601   1,000,749
  End. No. Qualified AUs...........          149,404    1,167,399     901,456     811,568
Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............             6.54         6.73        7.40        8.43
  End. AUV $.......................             6.73         7.40        8.43       11.93
  End. No. Non-Qualified AUs.......          454,671    1,018,416   1,040,780   1,049,855
  End. No. Qualified AUs...........          517,158    1,133,029   1,156,348   1,130,261

---------------
AUV -- Accumulation Unit Value

AUs -- Accumulation Units

--------------------------------------------------------------------------------

                      FINANCIAL AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

All performance numbers are     PERFORMANCE INFORMATION
based upon historical
earnings. These numbers are     From time to time, Security First may advertise the
not intended to indicate        performance of a Series. This performance information may
future results. Yields and      include:
average annual total returns
are determined in accordance    - the YIELD and EFFECTIVE YIELD of Series invested in the
with the computation methods    MONEY MARKET PORTFOLIO of the Separate Account; and
required by the Securities
and Exchange Commission (the    - average annual total returns for the other Series of the
"SEC") in the Form N-4          Separate Account.
Registration Statement.
These methods are described     YIELD is the net income generated by an
in detail in the Statement      investment in the MONEY MARKET PORTFOLIO for a
of Additional Information.      specific seven-day period, expressed as a
                                percentage of the value of the Series' Accumulation
                                Units. Yield is an annualized figure, which means
                                that Security First Life assumes that the Series
                                will generate the same level of net income over a
                                one-year period and compounds that income on a
                                semi-annual basis. Because of the assumed
                                compounding, the Money Market Series' effective
                                yield will be slightly higher than its yield. The
                                computation of yield reflects all recurring charges
                                under the Contract to all Owner accounts, including
                                the mortality and expense risk charge and the
                                administrative expense charge. Yield does not
                                reflect the possible imposition of early withdrawal
                                charges. Early withdrawal charges would reduce your
                                performance experience.
                                ANNUAL RETURN
                                measures the net income of a Series and any realized
                                or unrealized gains or losses of the underlying
                                investments in the Series, over the period stated.
                                AVERAGE ANNUAL TOTAL RETURN
                                figures are annualized and, therefore, represent the
                                average annual percentage change in the value of an
                                investment in a Series over the period stated.
                                Average annual total returns are expressed for at
                                least one, five and ten year periods (or from a
                                Series' inception if the Series has been in
                                existence for less than ten years). The computation
                                of average annual total returns reflects all
                                recurring charges and applicable fees under the
                                Contract to all Owner accounts, including the
                                following:
                                - the mortality and expense risk charge,
                                - the administrative expense charge, and
                                - the applicable early surrender charge that may be
                                  charged at the end of the period in question.
                                FINANCIAL INFORMATION
                                Financial Statements of the Separate Account and
                                Security First Life are contained in the Statement
                                of Additional Information. Please see the first page
                                of this Prospectus for information on how to obtain
                                a copy of the Statement.

--------------------------------------------------------------------------------

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT,
                         THE FUNDS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

SECURITY FIRST LIFE INSURANCE COMPANY

Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.


MetLife, a wholly owned subsidiary of MetLife, Inc., a publicly traded company, is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. With approximately $420 billion worth of assets under management as of December 31, 1999, MetLife provides individual insurance and investment products to approximately 9 million households in the United States.


THE GENERAL ACCOUNT

All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by Security First Life. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits -- Level Payments Varying Annually, page
28).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Twelve of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

Your investment choices are:

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------
 VIP Money Market       The Fund seeks to obtain as high a level of current      FMR
 Portfolio              income as is consistent with preserving capital and
                        providing liquidity The portfolio will invest only in
                        high quality U.S. dollar denominated money market
                        securities of domestic and foreign issuers.
-------------------------------------------------------------------------------------------------------------
 VIP Equity Income      The Fund seeks reasonable income by investing primarily  FMR
 Portfolio              in income-producing equity securities. In choosing
                        these securities, the Fund will also consider the
                        potential for capital appreciation. The Fund's goal is
                        to achieve a yield which exceeds the composite yield on
                        the securities comprising the Standard & Poor's 500
                        Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------
 VIP The Fund seeks to achieve capital      FMR
 Growth Portfolio      appreciation normally through the purchase of common
                        stocks (although the portfolio's investments are not
                        restricted to any one type of security). Capital
                        appreciation may also be found in other types of
                        securities, including bonds and preferred stocks.
-------------------------------------------------------------------------------------------------------------
 VIP Overseas           The Fund seeks long-term growth of capital primarily     FMR
 Portfolio              through investments in foreign securities. Overseas
                        Portfolio provides a means for investors to diversify
                        their own portfolios by participating in companies and
                        economies outside of the United States.
-------------------------------------------------------------------------------------------------------------
 VIP II Asset Manager   The Fund seeks high total return with reduced risk over  FMR
 Portfolio              the long-term by allocating its assets among stocks,
                        bonds, and short-term, fixed income instruments.
-------------------------------------------------------------------------------------------------------------
 VIP II Contrafund      The Fund seeks capital appreciation by investing in      FMR
 Portfolio              companies that the investment adviser believes to be
                        undervalued due to an overly pessimistic appraisal by
                        the public.
-------------------------------------------------------------------------------------------------------------
 VIP II Index 500       The Fund seeks investment results that correspond to     FMR
 Portfolio              the total return (i.e., the combination of capital
                        changes and income) of common stocks publicly traded in
                        the United States, as represented by the Standard &
                        Poor's 500 Composite Stock Price Index while keeping
                        transaction costs and other expenses low.
-------------------------------------------------------------------------------------------------------------
 SFT T. Rowe Price      The Fund seeks capital growth and a reasonable level of  Security Management;
 Growth & Income        current income. While this series will generally invest  Price Associates
 Series                 in common stocks and other equities, it may, depending   (subadviser)
                        on economic conditions, reduce such investments and
                        substitute fixed income instruments.
-------------------------------------------------------------------------------------------------------------
 SFT BlackRock U.S.     The Fund seeks to provide current income. The Series     Security Management;
 Government Income      pursues this objective by investing in a professionally  BlackRock (subadviser)
 Series                 managed, diversified portfolio limited primarily to
                        BlackRock U.S. Government securities.
-------------------------------------------------------------------------------------------------------------
 SFT BlackRock          The Fund seeks to provide growth of capital and income.  Security Management;
 Equity Series          The Series is managed to take advantage of trends in     BlackRock (subadviser)
                        the stock market that favor different styles of stock
                        selection (value or growth) and different sizes of
                        companies.
-------------------------------------------------------------------------------------------------------------
 SFT Neuberger          The Fund seeks to achieve the highest investment         Security Management;
 Berman Bond            income over the long-term consistent with the            NB (subadviser)
 Series                 preservation of principal through investment primarily
                        in marketable debt instruments. Growth of principal and
                        income will also be objectives with respect to up to 10%
                        of the Neuberger Berman Bond Series' assets which may be
                        invested in common and preferred stocks.
-------------------------------------------------------------------------------------------------------------
 Alger Small            The Fund seeks long-term capital appreciation by         Alger Management
 Capitalization         investing in a diversified, actively managed portfolio
 Portfolio              of equity securities, primarily of companies
                        within the range of companies included in the Russell
                        2000 Growth Index. Income is a consideration in the
                        investments but is not an investment objective of the
                        Portfolio.
-------------------------------------------------------------------------------------------------------------
 Putnam Large           The Portfolio seeks capital appreciation by investing    MetLife; Putnam
 Cap Growth             in the common stocks of a relatively small number of     (subadviser)
 Portfolio              U.S. companies with a focus on growth stocks.
-------------------------------------------------------------------------------------------------------------
Putnam International    The fund seeks long-term growth of capital by investing   MetLife; Putnam (subadviser)
Stock Portfolio         mostly in the common stocks of mid-sized and large
                        companies outside the United States.
-------------------------------------------------------------------------------------------------------------
Janus Mid               The fund seeks long-term growth of capital by investing   MetLife; Janus (subadviser)
Cap Portfolio           at least 65% of its total assets in common stocks of
                        medium capitalization companies selected for their
                        growth potential.
-------------------------------------------------------------------------------------------------------------
Russell 2000            The fund seeks to equal the return of the Russell 2000    MetLife
Index Portfolio         Index by investing most of its assets in common stocks
                        of small capitalization companies included in the
                        Russel 2000 Index.
-------------------------------------------------------------------------------------------------------------
Loomis Sayles           The fund seeks a high total investment return through a   MetLife; Loomis (subadviser)
High Yield              combination of current income and capital appreciation.
Bond Portfolio
-------------------------------------------------------------------------------------------------------------


While the Series and their      Each Series buys and sells shares of the corresponding
comparably named Funds may      fund. These Funds invest in stocks, bonds and other
have names, investment          investments as indicated above. All dividends declared by
objectives and management       the Funds are earned by the Separate Account and reinvested.
which are identical or          Therefore, no dividends are distributed to you under the
similar to publicly             Contract. Instead, dividends generally increase the
available funds,                Accumulation or Annuity Unit Value. You pay no transaction
these are not those mutual      expenses (i.e., front-end or back-end load sales charges) as
funds. The Funds most likely    a result of the Separate Account's purchase or sale of these
will not have the same          fund shares. The Funds listed above are available
performance experience as       only by purchasing annuities and life insurance policies
any publicly available          offered by Security First Life or by other insurance
fund.                           companies and are never sold directly to the public. The
                                shares of each Fund are purchased, without sales
                                charge, for the corresponding Series at the next
                                net asset value per share determined by a Fund
                                after your payment is received by Security First
                                Life. Fund shares will be redeemed by the Series
                                to the extent necessary for Security First Life
                                to make annuity or other payments under the
                                Contracts. Each of the Funds is a portfolio or
                                series of an open-end management investment
                                company registered with the SEC under the 1940
                                Act. Registration does not involve supervision
                                by the SEC of the investment or investment
                                policies of the Funds. There can be no guarantee
                                that a Fund will meet its investment objectives.

The Funds are more fully        The Funds are available to other registered separate
described in the Fund           accounts offering variable annuity and variable life
prospectuses and their          products in addition to Security First Life's Separate
Statements of Additional        Account. In the future, a conflict may develop between one
Information. The                or more separate accounts invested in the same Fund. The
prospectuses are attached to    conflict could develop due to change in the law affecting
or accompanied by this          variable annuity products or from differences in voting
Prospectus. The Statements      instructions of owners of the different separate accounts.
of Additional Information       Security First Life monitors the Series for this type of
are available upon your         conflict and will remedy the situation if such a conflict
request.                        develops. This may include the withdrawal of amounts
                                invested in the Funds by you and other Contract
                                Owners.
                                SUBSTITUTION OF FUND SHARES
                                Security First Life may substitute shares of
                                another fund for Fund shares directly purchased
                                and apply future Purchase Payments under the
                                Contracts to the purchase of these substituted
                                shares if the shares of a Fund are no longer
                                available or further investment in such shares
                                is determined to be inappropriate by Security
                                First Life's management in view of the purposes
                                of the Contracts. However, no substitution is
                                allowed unless a majority of the Owners entitled
                                to vote (those who have invested in the Series)
                                and the SEC approves the substitution under the
                                1940 Act.
                                PRINCIPAL UNDERWRITER
                                Security First Financial, Inc., 11365 West
                                Olympic Boulevard, Los Angeles, California
                                90064, a broker-dealer registered under the
                                Securities Exchange Act of 1934 and a member of
                                the National Association of Securities Dealers,
                                Inc., is the principal underwriter for the
                                Contracts. Security First Financial, Inc. is a
                                Delaware corporation and a subsidiary of SFG.
                                SERVICING AGENT
                                SFG provides Security First Life with
                                administrative services, including: office
                                space, supplies, utilities, office equipment,
                                travel expenses and periodic reports.

CUSTODIAN

Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

  SERVICES AND BENEFITS SECURITY FIRST LIFE PROVIDES INCLUDE:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to Contract owners.

  COSTS AND EXPENSES INCURRED BY SECURITY FIRST LIFE INCLUDE:

     - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

     - sales and marketing expenses; and

     - other costs of doing business.

  RISKS ASSUMED BY SECURITY FIRST LIFE INCLUDE:

     - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Enhanced Death Benefit; and

     - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

Security First Life may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.

                                PREMIUM TAXES
                                Some states assess premium taxes on the Purchase
                                Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit
                                Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Security First
                                Life currently does not deduct for these taxes at the time you make a Purchase Payment.
                                However, Security First Life will deduct the total amount of premium taxes, if any, from the Contract Value when you elect to begin receiving
                                Annuity payments (Annuitization).

                                SURRENDER CHARGE

The surrender charge covers     No sales charge is deducted from any Purchase Payment.
marketing expenses for the      During the accumulation phase, you can withdraw part or all
sale of Contracts, such as      of the Contract Value. In the first partial surrender in
commissions to sales            each Contract year, you can withdraw up to 10% of your
personnel and other             Contract Value in the General Account and 10% of the
promotion and acquisition       Contract Value in the Separate Account free of surrender
expenses.                       charges. If you withdraw money in excess of 10% of your
                                Contract Value, you might have to pay a
                                surrender charge on the excess amount. The
                                following schedule shows the surrender charges
                                that apply during the seven years following each
                                Purchase Payment:

                                                  NUMBER OF YEARS                         SURRENDER
                                            SINCE PURCHASE PAYMENT DATE                     CHARGE
                              -------------------------------------------------------------------------
                              Less than 1 year........................................        7%
                              1 year but less than 2..................................        6%
                              2 years but less than 3.................................        5%
                              3 years but less than 4.................................        4%
                              4 years but less than 5.................................        3%
                              5 years but less than 6.................................        2%
                              6 years but less than 7.................................        1%
                              7 years or more.........................................        0%

                                The surrender charge is calculated by
                                subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                                                  THE SURRENDER AMOUNT

                                1 -- THE PERCENTAGE SURRENDER CHARGE EXPRESSED AS A DECIMAL Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

                                Example of application of surrender charge.
                                Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000).
                                Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% Federal penalty tax described on page 34. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.
                                EXCEPTIONS TO SURRENDER CHARGE
                                In some cases, Security First Life will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:
                                - On transfers made within your Contract;
                                - On withdrawals of Purchase payments you made over seven years ago;
                                - If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction;
                                - If you withdraw no more than 10% of your account balance in any Contract Year;
                                - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days (the withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement); and
                                - When you are an officer, director or full time employee of Security First Life or its affiliates. if the purchase of the Contract is for personal investment purposes only. ADMINISTRATION FEES
                                An administration fee of .00041% (.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:
                                - the cost of policy issuance;
                                - rent;
                                - stationery and postage;
                                - telephone and travel expenses;
                                - salaries;
                                - legal, administrative, actuarial and
                                accounting fees;
                                - periodic reports; and
                                - office equipment, and custodial expenses.

Please note that deductions     MORTALITY AND EXPENSE RISK CHARGE
are made and expenses paid
out of the underlying Fund's    Security First Life charges a fee for bearing certain
assets, as well. A              mortality and expense risks under the policy. Examples of
description of these fees       these risks include a guarantee of annuity rates, the death
and expenses are described      benefits, and assuming the risk that the expense charges and
in each Fund's prospectus.      fees are less than actual administrative and operating
                                expenses. As compensation for assuming these
                                risks, Security First Life will make a daily
                                deduction from the value of the Separate
                                Account's assets equal to 1.25% per year. If
                                Security First Life has gains from the receipt
                                of the mortality and expense risk charges over
                                its cost of assuming these risks, it may use the
                                gains as it sees fit. This may include the
                                reduction of expenses incurred in distributing
                                the Contracts.
                                Security First Life may voluntarily waive a
                                portion of the mortality and administrative
                                expense risk charges. Any waiver of these
                                expenses may be terminated at any time.
                                FEDERAL, STATE AND LOCAL TAXES
                                Security First Life may in the future deduct
                                charges from the Contract Value for any taxes it
                                incurs because of the Contracts. However, no
                                deductions are being made at the present time.
                                FREE LOOK PERIOD
                                You may cancel your Contract within a certain
                                time period. This is known as a "free look."
                                Your Free Look Period is the 10-day period (or
                                longer in certain states) starting when you
                                receive your Contract. If you decide to cancel
                                your Contract, Security First Life must receive
                                your request to cancel in writing at its
                                administrative office within the 10-day period.
                                If the Contract is mailed to Security First
                                Life, it will be considered to be returned on
                                the postmark date. If the Contract is sent by
                                certified or registered mail, the date of
                                certification or registration will be considered
                                the date of its return to Security First Life.
                                The returned Contract will be treated as if
                                Security First Life never issued it, and
                                Security First Life will refund your Purchase
                                Payments or, if required by state law, the
                                greater of the Purchase Payments or the Contract
                                Value. Purchase Payments that you make to the
                                Separate Account will be allocated to the Money
                                Market Portfolio for the number of days of the
                                Free Look Period required by the state in which
                                you live. At the end of the Free Look Period,
                                the account value in the Money Market Portfolio
                                will be reallocated to the Series of the
                                Separate Account that you selected in your
                                Contract application.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If Security First Life permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that Security First Life will provide. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. Security First Life will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

  ANNUITY UNITS

You may transfer Annuity Units among the Series at any time with no charge. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

  MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to Security First Life. (Security First Life reserves the right to limit the number of Series to which transfers can be made.)

SECURITY FIRST LIFE'S ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA
PROGRAM")

From time to time, Security First Life may credit increased interest rates to you under programs established at no additional charge at Security First Life's discretion. If you are a new Contract owner, you may enroll in Security First Life's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by Security First Life. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:


     - death benefits;

     - deductions from Purchase Payments;

     - deductions from Contract Values for transaction charges

     - deductions from the Separate Account for mortality and expense risk and administrative fees; and

     - guaranteed rates with respect to fixed benefits.


Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:

     - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

     - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

     - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

       Security First Life Insurance Company
       P.O. Box 92193
       Los Angeles, California 90009
       1 (800) 284-4536

--------------------------------------------------------------------------------

                               ACCUMULATION PERIOD
--------------------------------------------------------------------------------

The NET INVESTMENT FACTOR is    CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT
an index of the percentage
change (adjusted for            Security First Life will credit Accumulation Units to a
distributions by the Fund       Series upon receipt of your Purchase Payment or transfer.
and the deduction of the        Security First Life determines the number of Accumulation
administration fee, and         Units to be credited to a Series by dividing the net amount
mortality and expense risk      allocated to a Series out of your Purchase Payment by the
fee) in the net asset value     value of an Accumulation Unit in the Series next computed
of the Fund in which a          following receipt of the Purchase Payment or transfer.
Series is invested, since
the preceding Valuation         SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
Date. The net investment
factor may be greater or        The current value of Accumulation Units of a particular
less than 1 depending upon      Series depends upon the investment experience of the Fund in
the Fund's investment           which the Series invests its assets. The value of
performance                     Accumulation Units is determined each business day at the
                                close of trading on the New York Stock Exchange
                                (currently 4:00 p.m. Eastern time). The value is
                                calculated by multiplying the value of an
                                Accumulation Unit in the Series on the
                                immediately preceding valuation date by the net
                                investment factor for the period since that day.
                                You bear the risk that the aggregate current
                                value invested in the Series may at any time be
                                less than, equal to or more than the amount that
                                you originally allocated to the Series.

                                SURRENDER FROM THE SEPARATE ACCOUNT You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity
                                Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax
                                Considerations" on page 32. You should consult your tax adviser before making a withdrawal.
                                The cash value of your interest in the Separate
                                Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees. Security First Life will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value. If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General
                                Account to have an after surrender value of less than $500.
                                However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

                                PAYMENT OF SURRENDER AMOUNT
                                Payment of any amount surrendered from a Series
                                will be made to you within seven days of the
                                date that Security First Life receives your
                                written request.
                  4             Security First Life may suspend surrenders when:
                                - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or
                                holidays;


     - The SEC permits the suspension of withdrawals; or

     - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

     - all transactions for the period being reported

     - the number of Accumulation Units that are credited to your Contract in each Series

     - the current Accumulation Unit value for each Series

     - your Contract Value as of the end of the reporting period


Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.


--------------------------------------------------------------------------------

                                ANNUITY BENEFITS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

  ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

                                ELECTION OF ANNUITY DATE AND FORM OF ANNUITY You
                                choose the Annuity Date and the form of Annuity
                                payment.
                                ELECTION OF ANNUITY DATE
                                If you do not choose an Annuity Date at least
                                thirty-one days before Annuitization, your
                                Normal Annuity Date automatically will be the
                                later of: - the Contract anniversary nearest to
                                the Annuitant's 85th birthday, or - the 10th
                                anniversary of the Contract Date. You may select
                                an optional Annuity Date that is earlier than
                                the Normal Annuity Date described above. This
                                Annuity Date may be the first day of any month
                                before the Normal Annuity Date.
                                Please note that the Qualified Contracts may
                                require a different Normal Annuity Date and may
                                prohibit the selection of certain optional
                                Annuity Dates.
There are three people who      FORM OF ANNUITY
are involved in payments
under your Annuity:             Currently, Security First Life provides you with five forms of Annuity payments. Each Annuity payment option, except
- you, the Owner                Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.
- the Annuitant
                                OPTION 1 -- LIFE ANNUITY
- the Beneficiary
                                You receive Annuity payments monthly during the lifetime of
The Owner and the Annuitant     the Annuitant. These payments stop with the last payment due
may be the same person.         before the death of the Annuitant. Because Security First
                                Life does not guarantee a minimum number of
                                payments under this arrangement, this option
                                offers the maximum level of monthly payments
                                involving a life contingency. OPTION 2 -- LIFE
                                ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS
                                CERTAIN You receive a guaranteed minimum number
                                of monthly Annuity payments during the lifetime
                                of the Annuitant. In addition, Security First
                                Life guarantees that you, (or your Beneficiary,
                                if you are the Annuitant) will receive monthly
                                payments for the remainder of the period
                                certain, if the Annuitant dies during that
                                period. OPTION 3 -- INSTALLMENT REFUND LIFE
                                ANNUITY An Annuity payable monthly during the
                                lifetime of an individual. You receive a
                                guaranteed minimum number of monthly payments
                                which are equal to the amount of your Contract
                                Value allocated to this option divided by the
                                first monthly payment. If you die before
                                receiving the minimum number of payments, the
                                remaining payments will be made to your
                                Beneficiary. OPTION 4 -- JOINT AND LAST SURVIVOR
                                LIFE ANNUITY You receive Annuity payments
                                monthly during the lifetime of you and another
                                payee (the joint payee) and during the lifetime
                                of the survivor of the two of you. Security
                                First Life stops making payments with the last
                                payment before the death of the last surviving
                                payee. Security First Life does not guarantee a
                                minimum number of payments under this
                                arrangement. The election of this option is
                                ineffective if either of you dies before
                                Annuitization. In that case, the survivor
                                becomes the sole payee, and Security First Life
                                does not pay death proceeds because of the death
                                of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

Security First Life makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:


     - the mortality table specified in the Contract;

     - the age and where permitted the sex of the Annuitant;

     - the type of Annuity payment option selected; and

     - the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

     - the number of years in the payment period, and

     - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of Security First Life.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and Security First Life have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss. You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how Security First Life calculates the Annuity Unit Value for each
Series:


     - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

     - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

     - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and

     - FINALLY, THE PREVIOUS ANNUITY UNIT VALUE IS MULTIPLIED BY THIS RESULT.

--------------------------------------------------------------------------------

                                 DEATH BENEFITS
--------------------------------------------------------------------------------


If you own a joint Contract     DEATH BEFORE THE ANNUITY DATE
with another person or
persons, the death of either    If you chose another person other than yourself as the
you or your co-owner will       Annuitant under your contract and the Annuitant dies, you
constitute the death of the     become the Annuitant. If you die before the Annuity Date,
Owner for Contract purposes.    whether or not you are the Annuitant, your Beneficiary(ies)
                                will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial
                                withdrawals, including amounts already applied to produce
                                Annuity payments;
                                - the Contract Value of settlement; or
                                - in the event the Contract is issued to you (or
                                you and co-owners) on or before you (or they)
                                attain age 70, the greater of the Contract Value
                                at the end of the seventh Contract Year or the
                                Contract Value at the end of each following
                                fifth Contract Year. (In each case increased by
                                later Purchase Payments and reduced by later
                                withdrawals or amount applied to an annuity pay
                                out.) Your Beneficiary(ies) receive the death
                                benefit as either:
                                (1) A lump sum that must be made within five (5)
                                years of your death, or
                                (2) Annuity income under Annuity Income Options
                                One, Two or Five described in Article 7 of the
                                Contract. If your Beneficiary(ies) chooses one
                                of the Annuity income options:
                                - Payments must begin within one year of your
                                  death (However, your spouse may delay
                                  commencement of payments up to the date that you
                                  would have reached 70 1/2.)
                                - The guaranteed period under Option Two or the
                                  designated period under Option Five may not be
                                  longer than the Beneficiary's life expectancy
                                  under applicable tables specified by the
                                  Internal Revenue Service.
                                - The Contract Value on the date of the first
                                  Annuity payment will be used to determine the
                                  amount of the death benefit.
                                If your spouse is your sole Beneficiary, he or
                                she may choose to succeed to your rights as
                                Owner rather than to take the death benefit. If
                                you have more than one Beneficiary living at the
                                time of your death, each will share the proceeds
                                of the death benefit equally unless you elect
                                otherwise. If you outlive all of your
                                Beneficiaries, the death benefit will be paid to
                                your estate in a lump sum. No Beneficiary shall
                                have the right to assign or transfer any future
                                payments under the Options, except as provided
                                in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

     - Your Beneficiary(ies) and you die at the same time.

     - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due proof of your death is received by Security First Life.


Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

     - have all the remaining rights and powers under a Contract, and

     - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

--------------------------------------------------------------------------------

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A QUALIFIED CONTRACT is a       The following general discussion of the federal income
tax Contract that is purchased  consequences under this Contract is not intended
for certain types of            to cover all situations and is not meant to provide tax
tax-advantaged retirement       advice. Because of the complexity of the law and the
plans (previously defined as    fact that the tax results will vary depending on
"qualified plans").             many factors, you should consult your tax adviser
                                regarding your personal situation.

                                Additional tax information is included in the SAI. (Neither
For purposes of this            this Prospectus nor the SAI addresses state, local or
Prospectus, qualified plans     foreign tax matters.)
include:
                                GENERAL TAXATION OF ANNUITIES
- SECTION 401 PLANS (pension
  and profit-sharing plans,     Congress has recognized the value of saving for retirement
  including plans for the       by providing certain tax benefits, in the form of tax
  self-employed)                deferral, for money put into an annuity. The Internal
                                Revenue Code (the "Code") governs how this money is
- SECTION 403(b) PLANS          ultimately taxed. There are different rules for Qualified
  (tax-deferred annuities)      and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.
- SECTION 457 PLANS
  (deferred compensation        You generally will not be taxed on increases in the value of
  plans)                        your Contract until a distribution occurs -- either as a
                                withdrawal or as an Annuity payment. This concept is known
- TRADITIONAL INDIVIDUAL        as tax deferral. In addition, Security First Life will not
  RETIREMENT ACCOUNTS AND       be taxed on the investment income and capital gains of the
  ANNUITIES ("IRAS")            Separate Account.

- ROTH IRAS                     NON-QUALIFIED CONTRACTS
Please note that the terms      If you are the owner of a Non-qualified Contract, you do not
of your particular plan, IRA    receive any tax benefit (deduction or deferral of income) on
or Roth IRA may limit your      Purchase Payments (for example, there is no deduction
rights otherwise available      available for Purchase Payments), but you will not be taxed
under the Contract.             on increases in the value of your Contract until a
                                distribution occurs -- either as a withdrawal (that is, a
A NON-QUALIFIED CONTRACT is     distribution made prior to Annuitization) or as Annuity
a Contract that is purchased    payments.
on an individual basis with
after-tax dollars and not       Any direct or indirect borrowing against the value of the
under one of the programs       Contract or pledging of the Contract as security for a loan
listed above in the             will be treated as a cash distribution under the tax law. A
description of a Qualified      lump sum taken in lieu of remaining Annuity payments will be
Contract.                       treated as a withdrawal for tax purposes.
                                If a Non-qualified Contract is owned by someone
                                other than an individual (for example, by a
                                corporation), the Contract will generally not be
                                treated as an annuity for tax purposes. For
                                these entities, any increases in the value of
                                the Contract attributable to Purchase Payments
                                made after February 28, 1986 are includible in
                                the Owner's annual income.


  Earnings are the income       WITHDRAWALS
  that your Contract
  generates.                    If you make a partial withdrawal, for tax purposes, the
                                amount withdrawn will generally be treated as first coming
  There is income in the        from earnings and then from your Purchase Payments. These
  Contract to the extent the    withdrawn earnings are includible in your gross income and
  Contract Value exceeds        are taxed at ordinary income rates.
  your investment in the
  Contract. The investment      ANNUITY DISTRIBUTIONS
  in the Contract equals the
  total Purchase Payments       When you receive an Annuity payment, part of each payment is
  you paid less any amount      considered a return of your Purchase Payments and will not
  received previously which     be taxed. The remaining portion of the Annuity payment (that
  was excludible from gross     is, any earnings) is included in your gross income and will
  income.                       be considered ordinary income for tax purposes.
                                How the Annuity payment is divided between
                                taxable and non-taxable portions depends upon
                                the period over which the Annuity payments are
                                expected to be made. Annuity payments received
                                after you have received all of your premium
                                payments are fully includible in income.
                                EARLY SURRENDER PENALTY
                                The Code also provides that income distributed
                                as an Annuity or lump sum withdrawal from a
                                Non-qualified Contract may be subject to a
                                penalty. The amount of the penalty is equal to
                                10% of the amount that is includible in income.
                                Some withdrawals will be exempt from the
                                penalty. They include any amounts:
                                - paid on or after the date you reach age 59
                                1/2;
                                - paid to your Beneficiary(ies) after you die;
                                - paid if you become totally disabled (as that
                                term is defined in the Code);
                                - paid in a series of substantially equal
                                payments made annually (or more frequently)
                                under a life or joint life expectancy Annuity;
                                - paid under an immediate Annuity;
                                - which come from Purchase Payments made prior
                                to August 14, 1982. (Other exceptions to the
                                penalty may be available, and if you are not yet
                                age 59 1/2, you should consult your tax advisor
                                to determine whether you have met all of the
                                requirements for any particular exception.) The
                                penalty also will be imposed if you elect to
                                receive payments in substantially equal
                                installments as a life or life expectancy
                                Annuity prior to age 59 1/2 and then change the
                                method of distribution before you reach the age
                                of 59 1/2. You will be assessed the penalty even
                                after age 59 1/2 if payments have not continued
                                for five years. If you are issued multiple
                                annuity contracts within a calendar year by one
                                company or its affiliates, the tax law may treat
                                these contracts as one annuity contract for
                                purposes of determining your tax on any
                                distribution. This treatment may result in
                                adverse tax consequences for you.

                                QUALIFIED CONTRACTS

[SIDE BAR: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral.]

                                The full amount of all distributions received from a Section 401, 403(b), 457 plan or IRA
                                (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover to the Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

  MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, 403(b) or 457 plan or a traditional IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, in some cases, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

  EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:


                                                                            TYPE OF PLAN
-----------------------------------------------------------------------------------------------------------
                                                               401             403(B)            IRA
-----------------------------------------------------------------------------------------------------------
 After you die                                                  X                X                X
 (paid to your Beneficiary(ies))
-----------------------------------------------------------------------------------------------------------
 After you become totally disabled                              X                X                X
 (as defined in the Code)
-----------------------------------------------------------------------------------------------------------
 If you separate from service after you reach age 55            X                X
-----------------------------------------------------------------------------------------------------------
 In a series of substantially equal payments made               X                X                X
 annually                                                     (after
 (or more frequently) under a life or joint life            separation
 expectancy Annuity                                       from service)
-----------------------------------------------------------------------------------------------------------
 Pursuant to a domestic relations order                         X                X
-----------------------------------------------------------------------------------------------------------

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or joint life expectancy Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years.

Distributions before age 59 1/2 generally are not permitted under Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans as not subject to the penalty tax for early withdrawals.

  ROLLOVERS OF PLAN CONVERSIONS

You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:


--------------------------------------------------------------------------------------------
DISTRIBUTION FROM:                MAY BE ROLLED INTO:
--------------------------------------------------------------------------------------------
  - Section 401 plan              Another Section 401 plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - Section 403(b) plan           Another Section 403(b) plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - IRA                           Another IRA;
                                  a Roth IRA (under certain conditions); or
                                  a Section 401 or 403(b) plan if the IRA contains only
                                    permissible rollover amounts
--------------------------------------------------------------------------------------------

  DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

  MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan or a Section 403(b) plan, Security First Life is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     - paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     - paid over a period of 10 years or more;

     - necessary to satisfy the minimum distribution requirements; or

     - certain contributions from Section 401 and Section 403(b) plans paid as hardship distributions.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, Security First Life is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

  OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You may also revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. Security First Life will notify you at least annually of your right to revoke or reinstate tax withholding.

  TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide Security First Life (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

--------------------------------------------------------------------------------

                                  VOTING RIGHTS
--------------------------------------------------------------------------------

As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

Security First Life will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. Security First Life will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

--------------------------------------------------------------------------------

                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2000, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page 38.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

The Insurance Company.......................................   3
The Separate Account........................................   3
Net Investment Factor.......................................   3
Annuity Payments............................................   3
Additional Federal Income Tax Information...................   5
Obtaining Tax Advice........................................   6
Underwriters, Distribution of the Contracts.................   6
Calculation of Performance Data.............................   6
Voting Rights...............................................   8
Safekeeping of Securities...................................   8
Servicing Agent.............................................   8
Independent Auditors........................................   8
Legal Matters...............................................   8
State Regulation of Security First Life.....................   9
Financial Statements........................................   9

                                                      '33 Act File No. 33-7094












                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY



                                   May 1, 2000







This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2000, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 284-4536.

THE INSURANCE COMPANY


Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG, the parent of Security First Life, is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company, with assets under management of $420 billion at December 31, 1999.

THE SEPARATE ACCOUNT

The Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF 135PB2, SF 135R2C, SF 137, SF 224FL, SF 226R1, SF 230, SF 234, SF 236FL and SF 1700. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contracts.

Amounts allocated to the Separate Account under the Contracts are invested in the securities of seventeen Funds: (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Investments Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (iii) the BlackRock U.S. Government Income Series, the BlackRock Equity Series, the Neuberger Berman Bond Series and the T. Rowe Price Growth and Income Series of the Security First Trust; and (iv) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, twelve of which are offered under the Contracts: Series FM (Money Market Portfolio), Series FE (Equity-Income Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series SU (BlackRock U.S. Government Income Series), Series SV (BlackRock Equity Series), Series B (Bond Series), Series G (T. Rowe Price Growth and Income Series), Series AS (Small Capitalization Portfolio), Series JM (Janas Mid Cap Portfolio), series PL (Putnam Large Cap Growth Portfolio), Series PI (Putnam International Stock Portfolio), Series R2 (Russell 2000 Index Portfolio), and Series LH (Loomis Sayles High Yield Bond Portfolio).


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------

YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946- 1965                             AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------



Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the

Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to Security First Financial, Inc.

CALCULATION OF PERFORMANCE DATA

a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1999, was 2.32%. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1999, was 2.35%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

     EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)/\(365/7) - 1.

 b. Other Series. The average annual total return as of December 31, 1999 of the other Series in the Separate Account are as follows:



                             Average Annual Total Returns
                             ----------------------------
                                    1 year   3 years  5 years  10 years  Inception
                                    ------   -------  -------  --------  ---------
                                                                         to Date
                                                                         -------
 Growth Portfolio                   35.57%    31.48%   28.05%    18.54    17.6%

 Overseas Portfolio                 40.70%    19.85%   15.84%    10.03     9.50%

 Asset Manager Portfolio             9.54%    13.96%   14.11%    11.40     11.40%

 Index 500 Portfolio                18.86%    25.35%   26.50%     N/A      19.67%

 Neuberger Berman Bond Series       -3.92%     3.11%    5.12%     4.99%     6.77%

 T. Rowe Price Growth and            7.34%    13.54%   17.89%    12.0%     13.94%
 Income Series

 Equity-Income Portfolio             4.87%    13.43%    17.21    12.33     12.38%

 Contrafund Portfolio               22.56%    24.40%     N/A      N/A      26.33%

 U.S. Govt. Income Series           -3.98%     2.42%     4.25     N/A       2.55%

 Small Capitalization               41.49%     21.0%    21.24    19.46     19.46%
 Portfolio

 Large Cap Growth Portfolio         No performance available - Operations to commence 5/1/2000

 International Stock Portfolio      15.04%     10.30%    5.26%    N/A       6.40%

 Mid Cap Portfolio                 121.52%      N/A      N/A      N/A      60.59%

 Russell 2000 Index Portfolio       21.33%      N/A      N/A      N/A      23.89%

 High Yield Bond Portfolio          16.52%      N/A      N/A      N/A       3.89%

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             P(1+T)(n) = ERV

Where:

     P     =     a hypothetical initial payment of $1,000
     T     =     average annual total return
     n     =     number of years
     ERV         = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.


The Neuberger Berman Bond Series was reimbursed for excess expenses from inception to July 1985, and repaid Security First for such reimbursements from August 1985 to July 1993. Likewise, certain expenses of BlackRock U.S. Government Income Series and Index 500 Portfolio have been reimbursed by their investment advisers. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.


VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS


The consolidated financial statements and the related financial statement schedules of Security First Life Insurance Company and subsidiary at December 31, 1998 and 1999 and the financial statements and the related financial statement schedules of Security First Life Separate Account A at December 31, 1998 and 1999 included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036. Prior to January 31, 1998, such legal matters were passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.

REGULATION OF SECURITY FIRST LIFE


Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.


In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes the of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information. The series of the Metropolitan Series Fund, Inc. are not included in the Financial Statements for the Separate Accounts because they were not available under any contracts related to the Separate Account as of December 31, 1999.

                 ----------------------------------------------

                                   PROSPECTUS

                                   MAY 1, 2000

                 ----------------------------------------------

                THE SECURITY FIRST INVESTORS CHOICE CDA VARIABLE
                                ANNUITY CONTRACTS
                                 issued through
                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                       by
                      SECURITY FIRST LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").

You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by Security First Life Insurance Company ("Security First Life"), or to Security First Life Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying funds:


     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND


          Money Market Portfolio
          BlackRock Equity Income Portfolio
          Growth Portfolio
          Overseas Portfolio

     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

          Asset Manager Portfolio
          Contrafund Portfolio
          Index 500 Portfolio

     SECURITY FIRST TRUST

          T. Rowe Price Growth and Income Series
          BlackRock U.S. Government Income Series
          BlackRock Equity Series
          Neuberger Berman Bond Series

     ALGER AMERICAN FUND

           Small Capitalization Portfolio

     METROPOLITAN SERIES FUND, INC.

          Janus Mid Cap Portfolio
          Putnam Large Cap Growth Portfolio
          Putnam International Stock Portfolio
          Russell 2000 Index Portfolio
          Loomis Sayles High Yield Bond Portfolio

The Metropolitan Series Fund's Janus Mid Cap Portfolio, Putnam Large Cap Growth and International Stock Portfolios, Russell 2000 Index Portfolio, and Loomis Sayles High Yield Bond Portfolio are anticipated to be available on or about June 15, 2000.

You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THE FUND PROSPECTUSES.

An investment in any of         For more information:
these variable annuities        If you would like more information about the Contract, you
involves investment risk.       can obtain a copy of the Statement of Additional Information
You could lose money you        ("SAI") dated May 1, 2000. The SAI is legally considered a
invest. The Contracts and       part of this Prospectus as though it were included in the
the funds are:                  Prospectus. The Table of Contents of the SAI appears on page
- not bank deposits or          38 of the Prospectus. To request a free copy of the SAI or
  obligations;                  to ask questions, write or call:
- not federally insured or        Security First Life Insurance Company
  guaranteed;                     P.O. Box 92193
- not endorsed by any bank        Los Angeles, California 90009
  or government agency; and       Phone: (800) 284-4536
- not guaranteed to achieve     The Securities and Exchange Commission ("SEC") has a website
  their investment objective.   (http://www.sec.gov) which you may visit to view this
                                Prospectus, the SAI, or additional material that
                                also is legally considered a part of this
                                Prospectus, as well as other information.
                                THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR
                                DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
                                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

Glossary....................................................    4
Summary of the Contracts....................................    6
Fee Tables and Examples.....................................    9
Condensed Financial Information.............................   12
Financial and Performance Information.......................   14
Description of Security First Life Insurance Company, The
  General Account, The Separate Account, The Funds and
  Service Providers.........................................   15
     The Security First Life Insurance Company..............   15
     The General Account....................................   15
     The Separate Account...................................   15
     The Funds..............................................   16
     Principal Underwriter..................................   17
     Servicing Agent........................................   17
     Custodian..............................................   18
Contract Charges............................................   18
     Premium Taxes..........................................   19
     Surrender Charge.......................................   19
     Administration Fees....................................   20
     Mortality and Expense Risk Charge......................   21
     Federal, State and Local Taxes.........................   21
     Free Look Period.......................................   21
Description of the Contracts................................   22
     Assignment.............................................   22
     Purchase Payments......................................   22
     Transfers..............................................   22
     Dollar Cost Averaging..................................   23
     Reallocation Election..................................   23
     Modification of the Contracts..........................   23
Accumulation Period.........................................   25
     Crediting Accumulation Units in the Separate Account...   25
     Surrender from the Separate Account....................   25
     Account Statements.....................................   26
Annuity Benefits............................................   26
     Variable Annuity Payments..............................   26
     Election of Annuity Date and Form of Annuity...........   27
     Frequency of Payment...................................   28
     Level Payments Varying Annually........................   28
     Annuity Unit Values....................................   29

                                                              PAGE
                                                              ----

Death Benefits..............................................   30
     Death Before the Annuity Date..........................   30
     Death After the Annuity Date...........................   31
Federal Tax Considerations..................................   32
     General Taxation of Annuities..........................   32
     Non-qualified Contracts................................   32
     Qualified Contracts....................................   33
     Withholding............................................   35
Voting Rights...............................................   36
Legal Proceedings...........................................   37
Additional Information......................................   37
Table of Contents of Statement of Additional Information


Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material Security First Life authorizes.

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT -- A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon your death.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between you and Security First Life covering your rights.

CONTRACT DATE -- The date your Contract was issued to you.

CONTRACT VALUE -- The sum of your interests in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD -- The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT -- The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER -- You, the person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid by you to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACTS
--------------------------------------------------------------------------------



Please see the section          THE CONTRACTS
"Qualified Contracts" on
page 33 for more                The Contracts may be offered to:
information.
                                - Qualified Plans such as:
                                -- Section 403(b) tax-sheltered annuities;
                                -- Section 457 deferred compensation plans;
                                -- Section 401 pension and profit sharing plans;
                                -- individual retirement annuities;
                                -- traditional Individual Retirement Accounts
                                   ("IRAs");
                                -- Roth IRAs;
                                - Plans that do not qualify for special tax
                                  treatment (Non-qualified Contracts); and
                                - Individuals seeking to accumulate money for
                                  retirement.

Please see "Transfers" on       PURCHASE PAYMENTS
page 22 for more
information.                    Purchase Payments under the Contracts are made
                                to the General Account, the Separate Account, or allocated between them. You cay buy a Contract for $1,000 and add as little as $100 at any time
                                (for IRAs, the minimum is $500 for an initial
                                Purchase Payment and $100 for each additional payment). There is no initial sales charge;
                                however, the charges and deductions described under "Contract Charges" on page 18 will be deducted from the Contract Value. You can transfer amounts allocated to the Separate
                                Account:
                                - between any of the fund investment choices, at
                                  any time and as many times as you choose
                                - to the General Account at any time before the
                                  amount has been applied to a variable annuity option
                                You can transfer amounts allocated to the General Account:
                                - to the Separate Account only to be applied to
                                  a Variable Annuity option

Please see "The Separate        SEPARATE ACCOUNT
Account" on page 15 and
"The Funds" on page for         Purchase Payments allocated to the Separate
more information.               Account are invested at net asset value in
                                Accumulation Units in one or more of twelve
                                Series, each of which invests in one of the following twelve Funds:

--------------------------------------------------------------------------------------------
FUNDS                                                      ADVISERS/SUBADVISERS
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE       Fidelity Management and Research Company
   PRODUCTS FUND                               ("FMR")
--------------------------------------------------------------------------------------------
 Money Market Portfolio                        FMR
--------------------------------------------------------------------------------------------
 Equity Income Portfolio                       FMR
--------------------------------------------------------------------------------------------
 Growth Portfolio                              FMR
--------------------------------------------------------------------------------------------
 Overseas Portfolio                            FMR
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE       FMR
   PRODUCTS FUND II
--------------------------------------------------------------------------------------------
 Asset Manager Portfolio                       FMR
--------------------------------------------------------------------------------------------
 Contrafund Portfolio                          FMR
--------------------------------------------------------------------------------------------
 Index 500 Portfolio                           FMR
--------------------------------------------------------------------------------------------
 SECURITY FIRST TRUST                          Security First Investment Management
                                               Corporation ("Security Management")
--------------------------------------------------------------------------------------------
 T. Rowe Price Growth and Income Series        Price Associates, Inc.
--------------------------------------------------------------------------------------------

 BlackRock U.S. Government Income Series       BlackRock Financial Management, Inc.
                                               ("BlackRock")
--------------------------------------------------------------------------------------------
 BlackRock Equity Series                       BlackRock
--------------------------------------------------------------------------------------------
 Neuberger Berman Bond Series                  Neuberger Berman, LLC ("NB")
--------------------------------------------------------------------------------------------
 ALGER AMERICAN FUND                           Fred Alger Management, Inc. ("Alger
                                               Management")
--------------------------------------------------------------------------------------------
 Small Capitalization Portfolio                Alger Management
--------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.                 Metropolitan Life Insurance Company ("MetLife")
--------------------------------------------------------------------------------------------
 Janus Mid Cap Portfolio                       Janus Capital Corporation ("Janus")
--------------------------------------------------------------------------------------------
Putnam Large Cap Growth Portfolio              Putnam Investment Management, Inc. ("Putnam")
Putnam International Stock Portfolio
--------------------------------------------------------------------------------------------
Russell 2000 Index Portfolio                   MetLife
--------------------------------------------------------------------------------------------
Loomis Sayles High Yield Bond Portfolio        Loomis Sayles & Company, L.P. ("Loomis")
--------------------------------------------------------------------------------------------

Please see "Contract          CHARGES AND DEDUCTIONS
Charges" on page 18 for
more information.             The following fees and expenses apply to
                              your Contract:

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                                DAILY DEDUCTIONS
                              - Administration fee (deducted from your....                   .00041%
                              interest in the Separate Account)                      (.15% per year)
                              - Mortality and Expense Risks fee...........                  .003425%
                                                                                    (1.25% per year)
                              SURRENDER CHARGE
                              (CONTINGENT DEFERRED SALES CHARGE)
                              - Deducted if you request a full or.........    7% of Purchase Payment
                                     partial withdrawal of Purchase             and amounts credited
                                     Payments from the Separate Account           to it. This charge
                                     within seven years after the             decreases 1% each year
                                     Purchase Payment is made                     after the Purchase
                                                                                    Payment is made.
                                As described later in this Prospectus, this charge
                                will not apply to:
                                - the first withdrawal in any year of up to
                                       10% of your interest in the Separate
                                       Account and 10% of your interest
                                       in the General Account; or
                                - withdrawals made if you are confined to a
                                       hospital for at least 30 consecutive days
                                       or to a skilled nursing home for at least
                                       90 consecutive days.

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              PREMIUM TAXES
                              - Payable to a state or government agency...                0% - 2.35%
                              with respect to your Contract. It may be             (3.50% in Nevada)
                                     deducted on or after the date the tax
                                     is incurred. Currently, Security
                                     First Life deducts these taxes upon
                                     annuitization.

Please see "Free Look           FREE LOOK PERIOD
Period" on page 21 for more
information.                    You may cancel your Contract within 10 days after you
                                receive it (or longer depending on state law) for a full
                                refund of all Purchase Payments (or the greater of Purchase
                                Payments or the Contract Value in some states). Purchase
                                Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look
                                Period.

                                VARIABLE ANNUITY PAYMENTS
                                You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested.

                                If your monthly payments from a particular
                                Series are less than $50, Security First Life may change the frequency of your payments so that each payment will be at least $50 from that Series.

Please see "Surrender           SURRENDER
Charge" on page 19
and "Federal Tax                You may surrender all or part of your Contract Value before
Considerations" on page 32      the Annuity Date. You may not make a partial withdrawal if
for more                        it would cause your interest in any Series or the General
information.                    Account to fall below $500.

                                However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply. You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal
                                Revenue Code. Certain restrictions apply for qualified Contracts.

Please see "Death Benefits"     DEATH BENEFIT
on page 30 for more
information.                    One of the insurance guarantees we provide you under your
                                Contract is that your Beneficiary(ies) will be protected
                                against market downturns. You name your Beneficiary(ies). If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial
                                withdrawals; or
                                - the Contract Value at settlement; or
                                - if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following
                                  fifth anniversary.
                                Your Beneficiary(ies) may choose to receive this
                                benefit in a lump sum or to apply it to certain
                                of the available annuity forms contained in this
                                Contract.

--------------------------------------------------------------------------------

                             FEE TABLE AND EXAMPLES
--------------------------------------------------------------------------------

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

EXPENSE DATA

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see Fund prospectuses for a more complete description of the various costs and expenses of the Funds.
---------------
* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time Security First Life deducts the premium tax only from amounts annuitized.

[The following information assumes that the entire Contract Value is in the Separate Account:]

                                   FEE TABLES

                                  YOUR EXPENSES

                                                              YEARS SINCE
                                                               PURCHASE
                                                                PAYMENT
                                                              WAS RECEIVED    PERCENTAGE
                                                              ------------    ----------
Surrender Charge (Deferred Sales Charge)....................  less than 1           7%
  (as a percentage of amounts accumulated with respect        1 but not 2           6%
  to a purchase payment)                                      2 but not 3           5%
                                                              3 but not 4           4%
                                                              4 but not 5           3%
                                                              5 but not 6           2%
                                                              6 but not 7           1%
                                                              7 or more             0%

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                  (AS A PERCENTAGE OF AVERAGE CONTRACT VALUE)
                   (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT)


Administration Fee..........................................   .15% per year
Mortality and Expense Risk Fees.............................  1.25% per year
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................  1.40% per year

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------------------
                                MONEY            EQUITY                                      ASSET
                                MARKET           INCOME          GROWTH      OVERSEAS       MANAGER         CONTRAFUND
                              PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee           .18%             .48%            .58%         .73%           .53%             .58%
-------------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses           .09%             .08%            .07%         .14%           .09%             .07%
-------------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                 .27%             .56%            .65%         .87%           .62%             .65%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                            BLACKROCK
                                                                  U.S.                      NEUBERGER
                                             T. ROWE PRICE     GOVERNMENT   BLACKROCK        BERMAN           SMALL
                              INDEX 500     GROWTH & INCOME      INCOME       EQUITY          BOND        CAPITALIZATION
                              PORTFOLIO          SERIES          SERIES       SERIES         SERIES         PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee           .24%             .50%            .55%         .70%           .50%             .85%
-------------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses           .04%             .09%            .16%         .11%           .16%             .05%
-------------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                 .28%             .59%            .71%         .81%           .66%             .90%
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

                                               LARGE CAP      INTERNATIONAL    RUSSELL      HIGH YIELD
                              MID CAP           GROWTH            STOCK        2000 INDEX      BOND
                              PORTFOLIO        PORTFOLIO        PORTFOLIO      SERIES       PORTFOLIO
----------------------------------------------------------------------------------------------------------
 (a)    Management Fee           .67%             .80%            .90%          .25%           .70%
----------------------------------------------------------------------------------------------------------
 (b)    Other Expenses           .04%             .20%            .22%          .30%           .24%
----------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                 .71%            1.00%           1.12%          .55%           .94%
----------------------------------------------------------------------------------------------------------

EXAMPLES
--------------------------------------------------------------------------------

                                 CONDITIONS
                         YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
 Money Market            (a) upon surrender at the    (a)     $ 82      $102      $123       $198
  Portfolio                  end of the stated time
                             period
                         (b) if the Contract WAS NOT  (b)       17        53        91        198
                             surrendered
-------------------------------------------------------------------------------------------------------
 Equity Income           SAME                         (a)       87       118       149        254
  Portfolio                                           (b)       22        69       118        254
-------------------------------------------------------------------------------------------------------
 Growth Portfolio        SAME                         (a)       86       113       142        238
                                                      (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 Overseas Portfolio      SAME                         (a)       88       120       152        261
                                                      (b)       23        71       122        261
-------------------------------------------------------------------------------------------------------
 Asset Manager           SAME                         (a)       85       112       140        235
  Portfolio                                           (b)       21        63       109        235
-------------------------------------------------------------------------------------------------------
 Small Capitalization    SAME                         (a)       88       121       154        264
  Portfolio                                           (b)       23        72       123        264
-------------------------------------------------------------------------------------------------------
 Contrafund Portfolio    SAME                         (a)       86       113       142        238
                                                      (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 Index 500               SAME                         (a)       82       103       123        199
  Portfolio                                           (b)       17        53        91        199
-------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth &  SAME                         (a)       85       112       139        232
  Income Series                                       (b)       20        62       107        232
-------------------------------------------------------------------------------------------------------
 BlackRock U.S.          SAME                         (a)       86       115       145        244
  Government Income Series                            (b)       21        66       113        244
-------------------------------------------------------------------------------------------------------
 Neuberger Berman Bond   SAME                         (a)       86       114       142        239
  Series                                              (b)       21        65       111        239
-------------------------------------------------------------------------------------------------------
 BlackRock Equity        SAME                         (a)       87       118       149        254
  Series                                              (b)       22        69       118        254
-------------------------------------------------------------------------------------------------------
 Large Cap Portfolio     SAME                         (a)       89       123       159        274
                                                      (b)       24        75       128        274
-------------------------------------------------------------------------------------------------------
 International Stock     SAME                         (a)       90       127       165        286
  Portfolio                                           (b)       26        78       134        286
-------------------------------------------------------------------------------------------------------
 Mid Cap Growth          SAME                         (a)       86       115       145        244
  Portfolio                                           (b)       21        66       113        244
-------------------------------------------------------------------------------------------------------
 Russell 2000 Index      SAME                         (a)       85       110       137        227
  Portfolio                                           (b)       20        61       105        227
-------------------------------------------------------------------------------------------------------
High Yield Bond          SAME                         (a)       88       122       156        268
  Portfolio                                           (b)       24        73       125        268
-------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page 18.

2. A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund 's expenses. Without these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, .66% for Growth Portfolio, .91% for Overseas Portfolio, .63% for Asset Manager Portfolio, .67% for Contrafund Portfolio, .71% for Asset Manager: Growth Portfolio, .57% for Balanced Portfolio, .69% for Growth Opportunities Portfolio, and .60% for Growth & Income Portfolio.

FMR agreed to reimburse a portion of Index 500 Portfolio's and Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would gave been
 .24%, .10%, .34% and .57%, 2.77% and 3.34%, respectively.

With regard to the Metropolitan Series Fund, Inc., had there been no fee waivers or reimbursements, expenses would have been:
     Putnam Large Cap Growth Portfolio
          Total Annual Expenses    1.39%
     Russell 2000 Index Portfolio
          Total Annual Expenses    1.19%

3. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account for the year ended December 31, 1998 and 1999 which have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors.

                                        TWELVE    TWELVE    TWELVE     TWELVE     FIVE        TWELVE     TWELVE
                                        MONTHS    MONTHS    MONTHS     MONTHS     MONTHS      MONTHS     MONTHS
                                        ENDED     ENDED     ENDED      ENDED      ENDED       ENDED      ENDED
      SEPARATE ACCOUNT SERIES          7/31/90   7/31/91   7/31/92    7/31/93    12/31/93    12/31/94   12/31/95
      -----------------------          -------   -------   -------   ---------   --------    --------   --------
Series B (Neuberger Berman Bond Series)
  Beg. AUV $.......................       5.77      5.90      6.27        7.07       7.66       7.78        7.42
  End. AUV $.......................       5.90      6.27      7.07        7.66       7.78       7.42        8.55
  End. No. Non-Qualified AUs.......     35,914    29,408    34,855      45,488     45,035     35,534      45,117
  End. No. Qualified AUs...........    129,756   167,461   165,862     227,551    255,421     52,134      61,437
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $.......................       6.96      6.26      6.84        7.70       8.27       8.70        8.85
  End. AUV $.......................       6.26      6.84      7.70        8.27       8.70       8.85       11.46
  End. No. Non-Qualified AUs.......    152,193   103,701   121,098     157,339    170,454    179,634     219,556
  End. No. Qualified AUs...........    396,570   598,731   826,262   1,300,789  1,510,626    265,635     318,557
Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............                                       5.00       5.15       5.62        5.21
  End. AUV $.......................                                       5.15       5.62       5.21        6.02
  End. No. Non-Qualified AUs.......                                     14,874    297,065    639,669     636,600
  End. No. Qualified AUs...........                                     14,679    233,747    881,502   1,048,666
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............                                       5.00       5.06       5.40        5.33
  End. AUV $.......................                                       5.06       5.40       5.33        7.13
  End. No. Non-Qualified AUs.......                                      6,333     68,333    220,859     369,778
  End. No. Qualified AUs...........                                      6,703     69,326    351,616     691,102
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............                                       5.00       4.97       5.20        5.19
  End. AUV $.......................                                       4.97       5.20       5.19        7.04
  End. No. Non-Qualified AUs.......                                         --      9,764     31,543      73,445
  End. No. Qualified AUs...........                                      2,334      8,392     30,822     120,370
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............                                       5.00       5.12       5.64        5.67
  End. AUV $.......................                                       5.12       5.64       5.67        6.14
  End. No. Non-Qualified AUs.......                                         --     11,178     82,312      71,276
  End. No. Qualified AUs...........                                        491      8,248    107,910     146,405
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............                                                             5.00       5.16
  End. AUV $.......................                                                             5.16       5.40
  End. No. Non-Qualified AUs.......                                                           47,324    177,174
  End. No. Qualified AUs...........                                                            9,656    326,232
  Yield............................                                                                        4.45%


                                           TWELVE      TWELVE      TWELVE      TWELVE
                                           MONTHS      MONTHS      MONTHS      MONTHS
                                           ENDED       ENDED       ENDED       ENDED
      SEPARATE ACCOUNT SERIES             12/31/96    12/31/97    12/31/98    12/31/99
      -----------------------             --------    --------    --------    --------
Series B (Neuberger Berman Bond Series)
  Beg. AUV $.......................           8.55        8.68        9.35        9.91
  End. AUV $.......................           8.68        9.35        9.91        9.52
  End. No. Non-Qualified AUs.......         69,877     204,160     511,384     653,132
  End. No. Qualified AUs...........        100,373     164,131     374,239     467,937
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $.......................          11.46       13.77       17.28       18.77
  End. AUV $.......................          13.77       17.28       18.77       20.15
  End. No. Non-Qualified AUs.......        386,916     967,084   1,413,847   1,632,006
  End. No. Qualified AUs...........        482,496     798,400   1,196,732   1,328,141
Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............           6.02        6.81        8.12        9.21
  End. AUV $.......................           6.81        8.12        9.21       10.09
  End. No. Non-Qualified AUs.......        777,592   1,342,714   1,938,660   2,389,530
  End. No. Qualified AUs...........      1,250,934   1,595,340   2,152,005   2,360,980
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............           7.13        8.08        9.84       13.54
  End. AUV $.......................           8.08        9.84       13.54       18.36
  End. No. Non-Qualified AUs.......        694,471   1,514,592   1,666,023   1,987,700
  End. No. Qualified AUs...........        936,136   1,721,157   1,853,479   2,082,142
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............           7.04        8.54       11.19       14.16
  End. AUV $.......................           8.54       11.19       14.16       16.83
  End. No. Non-Qualified AUs.......        337,427   1,141,079   1,728,113   2,300,304
  End. No. Qualified AUs...........        428,500   1,017,697   1,556,431   1,954,345
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............           6.14        6.86        7.56        8.40
  End. AUV $.......................           6.86        7.56        8.40       11.82
  End. No. Non-Qualified AUs.......        147,181     331,263     421,902     470,705
  End. No. Qualified AUs...........        204,998     340,816     398,497     428,613
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............           5.40        5.62        5.84        6.08
  End. AUV $.......................           5.62        5.84        6.08        6.29
  End. No. Non-Qualified AUs.......        667,110     905,605     928,083     943,540
  End. No. Qualified AUs...........        622,087   1,041,656   1,285,755   1,330,537
  Yield............................           3.95%       4.11%       3.60%      4.65%

                                     TWELVE    TWELVE    TWELVE    TWELVE     TWELVE       FIVE       TWELVE     TWELVE
                                     MONTHS    MONTHS    MONTHS    MONTHS     MONTHS      MONTHS      MONTHS     MONTHS
                                      ENDED     ENDED     ENDED     ENDED      ENDED       ENDED      ENDED       ENDED
      SEPARATE ACCOUNT SERIES        7/31/89   7/31/90   7/31/91   7/31/92    7/31/93    12/31/93    12/31/94   12/31/95
      -----------------------        -------   -------   -------   -------   ---------   ---------   --------   --------
Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.13
  End. No. Non-Qualified AUs.......                                                                               48,543
  End. No. Qualified AUs...........                                                                               82,578
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.29
  End. No. Non-Qualified AUs.......                                                                               98,145
  End. No. Qualified AUs...........                                                                              143,884
Series SU (U.S. Govt. Income
  Series)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 5.43
  End. No. Non-Qualified AUs.......                                                                                8,806
  End. No. Qualified AUs...........                                                                               10,909
Series SV (BlackRock Equity Series)
  Beg. AUV $ (8/26/96).............
  End. AUV $.......................
  End. No. Non-Qualified AUs.......
  End. No. Qualified AUs...........
Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............                                                                                  5.00
  End. AUV $.......................                                                                                  6.54
  End. No. Non-Qualified AUs.......                                                                               115,588
  End. No. Qualified AUs...........                                                                               160,410


                                              TWELVE      TWELVE      TWELVE      TWELVE
                                              MONTHS      MONTHS      MONTHS      MONTHS
                                              ENDED       ENDED       ENDED       ENDED
      SEPARATE ACCOUNT SERIES                12/31/96    12/31/97    12/31/98    12/31/99
      -----------------------                --------    --------    --------    --------
Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............             6.13         6.93        8.76        9.64
  End. AUV $.......................             6.93         8.76        9.64       10.11
  End. No. Non-Qualified AUs.......          389,764    1,144,054   1,748,353   2,096,056
  End. No. Qualified AUs...........          451,605      851,026   1,333,143   1,515,655
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............             6.29         7.54        9.24       16.84
  End. AUV $.......................             7.54         9.24       11.84       14.51
  End. No. Non-Qualified AUs.......          427,465      968,105   1,303,672   1,604,010
  End. No. Qualified AUs...........          530,576    1,026,836   1,353,368   1,595,501
Series SU (U.S. Govt. Income
  Series)
  Beg. AUV $ (5/25/95).............             5.43         5.56        5.87        6.22
  End. AUV $.......................             5.56         5.87        6.22        5.97
  End. No. Non-Qualified AUs.......           35,598    1,577,311   1,418,884   1,428,720
  End. No. Qualified AUs...........          186,466    1,088,519     964,505     874,302
Series SV (BlackRock Equity Series)
  Beg. AUV $ (8/26/96).............             5.00         5.59        7.14        8.67
  End. AUV $.......................             5.59         7.14        8.67       10.32
  End. No. Non-Qualified AUs.......          132,782    1,265,446   1,054,601   1,000,749
  End. No. Qualified AUs...........          149,404    1,167,399     901,456     811,568
Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............             6.54         6.73        7.40        8.43
  End. AUV $.......................             6.73         7.40        8.43       11.93
  End. No. Non-Qualified AUs.......          454,671    1,018,416   1,040,780   1,049,855
  End. No. Qualified AUs...........          517,158    1,133,029   1,156,348   1,130,261

---------------
AUV -- Accumulation Unit Value

AUs -- Accumulation Units

--------------------------------------------------------------------------------

                      FINANCIAL AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

All performance numbers are     PERFORMANCE INFORMATION
based upon historical
earnings. These numbers are     From time to time, Security First may advertise the
not intended to indicate        performance of a Series. This performance information may
future results. Yields and      include:
average annual total returns
are determined in accordance    - the YIELD and EFFECTIVE YIELD of Series invested in the
with the computation methods    MONEY MARKET PORTFOLIO of the Separate Account; and
required by the Securities
and Exchange Commission (the    - average annual total returns for the other Series of the
"SEC") in the Form N-4          Separate Account.
Registration Statement.
These methods are described     YIELD is the net income generated by an
in detail in the Statement      investment in the MONEY MARKET PORTFOLIO for a
of Additional Information.      specific seven-day period, expressed as a
                                percentage of the value of the Series' Accumulation
                                Units. Yield is an annualized figure, which means
                                that Security First Life assumes that the Series
                                will generate the same level of net income over a
                                one-year period and compounds that income on a
                                semi-annual basis. Because of the assumed
                                compounding, the Money Market Series' effective
                                yield will be slightly higher than its yield. The
                                computation of yield reflects all recurring charges
                                under the Contract to all Owner accounts, including
                                the mortality and expense risk charge and the
                                administrative expense charge. Yield does not
                                reflect the possible imposition of early withdrawal
                                charges. Early withdrawal charges would reduce your
                                performance experience.
                                ANNUAL RETURN
                                measures the net income of a Series and any realized
                                or unrealized gains or losses of the underlying
                                investments in the Series, over the period stated.
                                AVERAGE ANNUAL TOTAL RETURN
                                figures are annualized and, therefore, represent the
                                average annual percentage change in the value of an
                                investment in a Series over the period stated.
                                Average annual total returns are expressed for at
                                least one, five and ten year periods (or from a
                                Series' inception if the Series has been in
                                existence for less than ten years). The computation
                                of average annual total returns reflects all
                                recurring charges and applicable fees under the
                                Contract to all Owner accounts, including the
                                following:
                                - the mortality and expense risk charge,
                                - the administrative expense charge, and
                                - the applicable early surrender charge that may be
                                  charged at the end of the period in question.
                                FINANCIAL INFORMATION
                                Financial Statements of the Separate Account and
                                Security First Life are contained in the Statement
                                of Additional Information. Please see the first page
                                of this Prospectus for information on how to obtain
                                a copy of the Statement.

--------------------------------------------------------------------------------

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT,
                         THE FUNDS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

SECURITY FIRST LIFE INSURANCE COMPANY

Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.


MetLife, a wholly owned subsidiary of MetLife, Inc., a publicly traded company, is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. With approximately $420 billion worth of assets under management as of December 31, 1999, MetLife provides individual insurance and investment products to approximately 9 million households in the United States.


THE GENERAL ACCOUNT

All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by Security First Life. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits -- Level Payments Varying Annually, page
28).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Twelve of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

Your investment choices are:

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------
 VIP Money Market       The Fund seeks to obtain as high a level of current      FMR
 Portfolio              income as is consistent with preserving capital and
                        providing liquidity The portfolio will invest only in
                        high quality U.S. dollar denominated money market
                        securities of domestic and foreign issuers.
-------------------------------------------------------------------------------------------------------------
 VIP Equity Income      The Fund seeks reasonable income by investing primarily  FMR
 Portfolio              in income-producing equity securities. In choosing
                        these securities, the Fund will also consider the
                        potential for capital appreciation. The Fund's goal is
                        to achieve a yield which exceeds the composite yield on
                        the securities comprising the Standard & Poor's 500
                        Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------
 VIP The Fund seeks to achieve capital      FMR
 Growth Portfolio      appreciation normally through the purchase of common
                        stocks (although the portfolio's investments are not
                        restricted to any one type of security). Capital
                        appreciation may also be found in other types of
                        securities, including bonds and preferred stocks.
-------------------------------------------------------------------------------------------------------------
 VIP Overseas           The Fund seeks long-term growth of capital primarily     FMR
 Portfolio              through investments in foreign securities. Overseas
                        Portfolio provides a means for investors to diversify
                        their own portfolios by participating in companies and
                        economies outside of the United States.
-------------------------------------------------------------------------------------------------------------
 VIP II Asset Manager   The Fund seeks high total return with reduced risk over  FMR
 Portfolio              the long-term by allocating its assets among stocks,
                        bonds, and short-term, fixed income instruments.
-------------------------------------------------------------------------------------------------------------
 VIP II Contrafund      The Fund seeks capital appreciation by investing in      FMR
 Portfolio              companies that the investment adviser believes to be
                        undervalued due to an overly pessimistic appraisal by
                        the public.
-------------------------------------------------------------------------------------------------------------
 VIP II Index 500       The Fund seeks investment results that correspond to     FMR
 Portfolio              the total return (i.e., the combination of capital
                        changes and income) of common stocks publicly traded in
                        the United States, as represented by the Standard &
                        Poor's 500 Composite Stock Price Index while keeping
                        transaction costs and other expenses low.
-------------------------------------------------------------------------------------------------------------
 SFT T. Rowe Price      The Fund seeks capital growth and a reasonable level of  Security Management;
 Growth & Income        current income. While this series will generally invest  Price Associates
 Series                 in common stocks and other equities, it may, depending   (subadviser)
                        on economic conditions, reduce such investments and
                        substitute fixed income instruments.
-------------------------------------------------------------------------------------------------------------
 SFT BlackRock U.S.     The Fund seeks to provide current income. The Series     Security Management;
 Government Income      pursues this objective by investing in a professionally  BlackRock (subadviser)
 Series                 managed, diversified portfolio limited primarily to
                        BlackRock U.S. Government securities.
-------------------------------------------------------------------------------------------------------------
 SFT BlackRock          The Fund seeks to provide growth of capital and income.  Security Management;
 Equity Series          The Series is managed to take advantage of trends in     BlackRock (subadviser)
                        the stock market that favor different styles of stock
                        selection (value or growth) and different sizes of
                        companies.
-------------------------------------------------------------------------------------------------------------
 SFT Neuberger          The Fund seeks to achieve the highest investment         Security Management;
 Berman Bond            income over the long-term consistent with the            NB (subadviser)
 Series                 preservation of principal through investment primarily
                        in marketable debt instruments. Growth of principal and
                        income will also be objectives with respect to up to 10%
                        of the Neuberger Berman Bond Series' assets which may be
                        invested in common and preferred stocks.
-------------------------------------------------------------------------------------------------------------
 Alger Small            The Fund seeks long-term capital appreciation by         Alger Management
 Capitalization         investing in a diversified, actively managed portfolio
 Portfolio              of equity securities, primarily of companies
                        within the range of companies included in the Russell
                        2000 Growth Index. Income is a consideration in the
                        investments but is not an investment objective of the
                        Portfolio.
-------------------------------------------------------------------------------------------------------------
 Putnam Large           The Portfolio seeks capital appreciation by investing    MetLife; Putnam
 Cap Growth             in the common stocks of a relatively small number of     (subadviser)
 Portfolio              U.S. companies with a focus on growth stocks.
-------------------------------------------------------------------------------------------------------------
Putnam International    The fund seeks long-term growth of capital by investing   MetLife; Putnam (subadviser)
Stock Portfolio         mostly in the common stocks of mid-sized and large
                        companies outside the United States.
-------------------------------------------------------------------------------------------------------------
Janus Mid               The fund seeks long-term growth of capital by investing   MetLife; Janus (subadviser)
Cap Portfolio           at least 65% of its total assets in common stocks of
                        medium capitalization companies selected for their
                        growth potential.
-------------------------------------------------------------------------------------------------------------
Russell 2000            The fund seeks to equal the return of the Russell 2000    MetLife
Index Portfolio         Index by investing most of its assets in common stocks
                        of small capitalization companies included in the
                        Russel 2000 Index.
-------------------------------------------------------------------------------------------------------------
Loomis Sayles           The fund seeks a high total investment return through a   MetLife; Loomis (subadviser)
High Yield              combination of current income and capital appreciation.
Bond Portfolio
-------------------------------------------------------------------------------------------------------------


While the Series and their      Each Series buys and sells shares of the corresponding
comparably named Funds may      fund. These Funds invest in stocks, bonds and other
have names, investment          investments as indicated above. All dividends declared by
objectives and management       the Funds are earned by the Separate Account and reinvested.
which are identical or          Therefore, no dividends are distributed to you under the
similar to publicly             Contract. Instead, dividends generally increase the
available funds,                Accumulation or Annuity Unit Value. You pay no transaction
these are not those mutual      expenses (i.e., front-end or back-end load sales charges) as
funds. The Funds most likely    a result of the Separate Account's purchase or sale of these
will not have the same          fund shares. The Funds listed above are available
performance experience as       only by purchasing annuities and life insurance policies
any publicly available          offered by Security First Life or by other insurance
fund.                           companies and are never sold directly to the public. The
                                shares of each Fund are purchased, without sales
                                charge, for the corresponding Series at the next
                                net asset value per share determined by a Fund
                                after your payment is received by Security First
                                Life. Fund shares will be redeemed by the Series
                                to the extent necessary for Security First Life
                                to make annuity or other payments under the
                                Contracts. Each of the Funds is a portfolio or
                                series of an open-end management investment
                                company registered with the SEC under the 1940
                                Act. Registration does not involve supervision
                                by the SEC of the investment or investment
                                policies of the Funds. There can be no guarantee
                                that a Fund will meet its investment objectives.

The Funds are more fully        The Funds are available to other registered separate
described in the Fund           accounts offering variable annuity and variable life
prospectuses and their          products in addition to Security First Life's Separate
Statements of Additional        Account. In the future, a conflict may develop between one
Information. The                or more separate accounts invested in the same Fund. The
prospectuses are attached to    conflict could develop due to change in the law affecting
or accompanied by this          variable annuity products or from differences in voting
Prospectus. The Statements      instructions of owners of the different separate accounts.
of Additional Information       Security First Life monitors the Series for this type of
are available upon your         conflict and will remedy the situation if such a conflict
request.                        develops. This may include the withdrawal of amounts
                                invested in the Funds by you and other Contract
                                Owners.
                                SUBSTITUTION OF FUND SHARES
                                Security First Life may substitute shares of
                                another fund for Fund shares directly purchased
                                and apply future Purchase Payments under the
                                Contracts to the purchase of these substituted
                                shares if the shares of a Fund are no longer
                                available or further investment in such shares
                                is determined to be inappropriate by Security
                                First Life's management in view of the purposes
                                of the Contracts. However, no substitution is
                                allowed unless a majority of the Owners entitled
                                to vote (those who have invested in the Series)
                                and the SEC approves the substitution under the
                                1940 Act.
                                PRINCIPAL UNDERWRITER
                                Security First Financial, Inc., 11365 West
                                Olympic Boulevard, Los Angeles, California
                                90064, a broker-dealer registered under the
                                Securities Exchange Act of 1934 and a member of
                                the National Association of Securities Dealers,
                                Inc., is the principal underwriter for the
                                Contracts. Security First Financial, Inc. is a
                                Delaware corporation and a subsidiary of SFG.
                                SERVICING AGENT
                                SFG provides Security First Life with
                                administrative services, including: office
                                space, supplies, utilities, office equipment,
                                travel expenses and periodic reports.

CUSTODIAN

Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

  SERVICES AND BENEFITS SECURITY FIRST LIFE PROVIDES INCLUDE:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to Contract owners.

  COSTS AND EXPENSES INCURRED BY SECURITY FIRST LIFE INCLUDE:

     - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

     - sales and marketing expenses; and

     - other costs of doing business.

  RISKS ASSUMED BY SECURITY FIRST LIFE INCLUDE:

     - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Enhanced Death Benefit; and

     - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

Security First Life may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.

                                PREMIUM TAXES
                                Some states assess premium taxes on the Purchase
                                Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit
                                Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Security First
                                Life currently does not deduct for these taxes at the time you make a Purchase Payment.
                                However, Security First Life will deduct the total amount of premium taxes, if any, from the Contract Value when you elect to begin receiving
                                Annuity payments (Annuitization).

                                SURRENDER CHARGE

The surrender charge covers     No sales charge is deducted from any Purchase Payment.
marketing expenses for the      During the accumulation phase, you can withdraw part or all
sale of Contracts, such as      of the Contract Value. In the first partial surrender in
commissions to sales            each Contract year, you can withdraw up to 10% of your
personnel and other             Contract Value in the General Account and 10% of the
promotion and acquisition       Contract Value in the Separate Account free of surrender
expenses.                       charges. If you withdraw money in excess of 10% of your
                                Contract Value, you might have to pay a
                                surrender charge on the excess amount. The
                                following schedule shows the surrender charges
                                that apply during the seven years following each
                                Purchase Payment:

                                                  NUMBER OF YEARS                         SURRENDER
                                            SINCE PURCHASE PAYMENT DATE                     CHARGE
                              -------------------------------------------------------------------------
                              Less than 1 year........................................        7%
                              1 year but less than 2..................................        6%
                              2 years but less than 3.................................        5%
                              3 years but less than 4.................................        4%
                              4 years but less than 5.................................        3%
                              5 years but less than 6.................................        2%
                              6 years but less than 7.................................        1%
                              7 years or more.........................................        0%

                                The surrender charge is calculated by
                                subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                                                  THE SURRENDER AMOUNT

                                1 -- THE PERCENTAGE SURRENDER CHARGE EXPRESSED AS A DECIMAL Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

                                Example of application of surrender charge.
                                Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000).
                                Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% Federal penalty tax described on page 34. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.
                                EXCEPTIONS TO SURRENDER CHARGE
                                In some cases, Security First Life will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:
                                - On transfers made within your Contract;
                                - On withdrawals of Purchase payments you made over seven years ago;
                                - If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction;
                                - If you withdraw no more than 10% of your account balance in any Contract Year;
                                - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days (the withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement); and
                                - When you are an officer, director or full time employee of Security First Life or its affiliates. if the purchase of the Contract is for personal investment purposes only. ADMINISTRATION FEES
                                An administration fee of .00041% (.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:
                                - the cost of policy issuance;
                                - rent;
                                - stationery and postage;
                                - telephone and travel expenses;
                                - salaries;
                                - legal, administrative, actuarial and
                                accounting fees;
                                - periodic reports; and
                                - office equipment, and custodial expenses.

Please note that deductions     MORTALITY AND EXPENSE RISK CHARGE
are made and expenses paid
out of the underlying Fund's    Security First Life charges a fee for bearing certain
assets, as well. A              mortality and expense risks under the policy. Examples of
description of these fees       these risks include a guarantee of annuity rates, the death
and expenses are described      benefits, and assuming the risk that the expense charges and
in each Fund's prospectus.      fees are less than actual administrative and operating
                                expenses. As compensation for assuming these
                                risks, Security First Life will make a daily
                                deduction from the value of the Separate
                                Account's assets equal to 1.25% per year. If
                                Security First Life has gains from the receipt
                                of the mortality and expense risk charges over
                                its cost of assuming these risks, it may use the
                                gains as it sees fit. This may include the
                                reduction of expenses incurred in distributing
                                the Contracts.
                                Security First Life may voluntarily waive a
                                portion of the mortality and administrative
                                expense risk charges. Any waiver of these
                                expenses may be terminated at any time.
                                FEDERAL, STATE AND LOCAL TAXES
                                Security First Life may in the future deduct
                                charges from the Contract Value for any taxes it
                                incurs because of the Contracts. However, no
                                deductions are being made at the present time.
                                FREE LOOK PERIOD
                                You may cancel your Contract within a certain
                                time period. This is known as a "free look."
                                Your Free Look Period is the 10-day period (or
                                longer in certain states) starting when you
                                receive your Contract. If you decide to cancel
                                your Contract, Security First Life must receive
                                your request to cancel in writing at its
                                administrative office within the 10-day period.
                                If the Contract is mailed to Security First
                                Life, it will be considered to be returned on
                                the postmark date. If the Contract is sent by
                                certified or registered mail, the date of
                                certification or registration will be considered
                                the date of its return to Security First Life.
                                The returned Contract will be treated as if
                                Security First Life never issued it, and
                                Security First Life will refund your Purchase
                                Payments or, if required by state law, the
                                greater of the Purchase Payments or the Contract
                                Value. Purchase Payments that you make to the
                                Separate Account will be allocated to the Money
                                Market Portfolio for the number of days of the
                                Free Look Period required by the state in which
                                you live. At the end of the Free Look Period,
                                the account value in the Money Market Portfolio
                                will be reallocated to the Series of the
                                Separate Account that you selected in your
                                Contract application.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If Security First Life permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that Security First Life will provide. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. Security First Life will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

  ANNUITY UNITS

You may transfer Annuity Units among the Series at any time with no charge. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

  MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to Security First Life. (Security First Life reserves the right to limit the number of Series to which transfers can be made.)

SECURITY FIRST LIFE'S ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA
PROGRAM")

From time to time, Security First Life may credit increased interest rates to you under programs established at no additional charge at Security First Life's discretion. If you are a new Contract owner, you may enroll in Security First Life's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by Security First Life. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

CUSTOMER RECOGNITION PROGRAM

Security First Life may credit increased interest rates to Owners under certain programs established at the discretion of Security First Life. Effective June 18, 1999, under a special exchange program available only to existing Security First Life policyholders and for which no dealer compensation is paid, Security First Life will credit the Owner's initial Purchase Payment with additional interest at a rate to be determined from time to time. The additional interest will be credited to the General Account upon receipt of the initial Purchase Payment.

MODIFICATION OF THE CONTRACTS

Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:


     - death benefits;

     - deductions from Purchase Payments;

     - deductions from Contract Values for transaction charges

     - deductions from the Separate Account for mortality and expense risk and administrative fees; and

     - guaranteed rates with respect to fixed benefits.


Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:

     - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

     - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

     - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

       Security First Life Insurance Company
       P.O. Box 92193
       Los Angeles, California 90009
       1 (800) 284-4536

--------------------------------------------------------------------------------

                               ACCUMULATION PERIOD
--------------------------------------------------------------------------------

The NET INVESTMENT FACTOR is    CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT
an index of the percentage
change (adjusted for            Security First Life will credit Accumulation Units to a
distributions by the Fund       Series upon receipt of your Purchase Payment or transfer.
and the deduction of the        Security First Life determines the number of Accumulation
administration fee, and         Units to be credited to a Series by dividing the net amount
mortality and expense risk      allocated to a Series out of your Purchase Payment by the
fee) in the net asset value     value of an Accumulation Unit in the Series next computed
of the Fund in which a          following receipt of the Purchase Payment or transfer.
Series is invested, since
the preceding Valuation         SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
Date. The net investment
factor may be greater or        The current value of Accumulation Units of a particular
less than 1 depending upon      Series depends upon the investment experience of the Fund in
the Fund's investment           which the Series invests its assets. The value of
performance                     Accumulation Units is determined each business day at the
                                close of trading on the New York Stock Exchange
                                (currently 4:00 p.m. Eastern time). The value is
                                calculated by multiplying the value of an
                                Accumulation Unit in the Series on the
                                immediately preceding valuation date by the net
                                investment factor for the period since that day.
                                You bear the risk that the aggregate current
                                value invested in the Series may at any time be
                                less than, equal to or more than the amount that
                                you originally allocated to the Series.

                                SURRENDER FROM THE SEPARATE ACCOUNT You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity
                                Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax
                                Considerations" on page 32. You should consult your tax adviser before making a withdrawal.
                                The cash value of your interest in the Separate
                                Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees. Security First Life will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value. If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General
                                Account to have an after surrender value of less than $500.
                                However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

                                PAYMENT OF SURRENDER AMOUNT
                                Payment of any amount surrendered from a Series
                                will be made to you within seven days of the
                                date that Security First Life receives your
                                written request.
                  4             Security First Life may suspend surrenders when:
                                - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or
                                holidays;


     - The SEC permits the suspension of withdrawals; or

     - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

     - all transactions for the period being reported

     - the number of Accumulation Units that are credited to your Contract in each Series

     - the current Accumulation Unit value for each Series

     - your Contract Value as of the end of the reporting period


Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.


--------------------------------------------------------------------------------

                                ANNUITY BENEFITS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

  ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

                                ELECTION OF ANNUITY DATE AND FORM OF ANNUITY You
                                choose the Annuity Date and the form of Annuity
                                payment.
                                ELECTION OF ANNUITY DATE
                                If you do not choose an Annuity Date at least
                                thirty-one days before Annuitization, your
                                Normal Annuity Date automatically will be the
                                later of: - the Contract anniversary nearest to
                                the Annuitant's 85th birthday, or - the 10th
                                anniversary of the Contract Date. You may select
                                an optional Annuity Date that is earlier than
                                the Normal Annuity Date described above. This
                                Annuity Date may be the first day of any month
                                before the Normal Annuity Date.
                                Please note that the Qualified Contracts may
                                require a different Normal Annuity Date and may
                                prohibit the selection of certain optional
                                Annuity Dates.
There are three people who      FORM OF ANNUITY
are involved in payments
under your Annuity:             Currently, Security First Life provides you with five forms of Annuity payments. Each Annuity payment option, except
- you, the Owner                Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.
- the Annuitant
                                OPTION 1 -- LIFE ANNUITY
- the Beneficiary
                                You receive Annuity payments monthly during the lifetime of
The Owner and the Annuitant     the Annuitant. These payments stop with the last payment due
may be the same person.         before the death of the Annuitant. Because Security First
                                Life does not guarantee a minimum number of
                                payments under this arrangement, this option
                                offers the maximum level of monthly payments
                                involving a life contingency. OPTION 2 -- LIFE
                                ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS
                                CERTAIN You receive a guaranteed minimum number
                                of monthly Annuity payments during the lifetime
                                of the Annuitant. In addition, Security First
                                Life guarantees that you, (or your Beneficiary,
                                if you are the Annuitant) will receive monthly
                                payments for the remainder of the period
                                certain, if the Annuitant dies during that
                                period. OPTION 3 -- INSTALLMENT REFUND LIFE
                                ANNUITY An Annuity payable monthly during the
                                lifetime of an individual. You receive a
                                guaranteed minimum number of monthly payments
                                which are equal to the amount of your Contract
                                Value allocated to this option divided by the
                                first monthly payment. If you die before
                                receiving the minimum number of payments, the
                                remaining payments will be made to your
                                Beneficiary. OPTION 4 -- JOINT AND LAST SURVIVOR
                                LIFE ANNUITY You receive Annuity payments
                                monthly during the lifetime of you and another
                                payee (the joint payee) and during the lifetime
                                of the survivor of the two of you. Security
                                First Life stops making payments with the last
                                payment before the death of the last surviving
                                payee. Security First Life does not guarantee a
                                minimum number of payments under this
                                arrangement. The election of this option is
                                ineffective if either of you dies before
                                Annuitization. In that case, the survivor
                                becomes the sole payee, and Security First Life
                                does not pay death proceeds because of the death
                                of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

Security First Life makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:


     - the mortality table specified in the Contract;

     - the age and where permitted the sex of the Annuitant;

     - the type of Annuity payment option selected; and

     - the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

     - the number of years in the payment period, and

     - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of Security First Life.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and Security First Life have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss. You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how Security First Life calculates the Annuity Unit Value for each
Series:


     - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

     - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

     - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and

     - FINALLY, THE PREVIOUS ANNUITY UNIT VALUE IS MULTIPLIED BY THIS RESULT.

--------------------------------------------------------------------------------

                                 DEATH BENEFITS
--------------------------------------------------------------------------------


If you own a joint Contract     DEATH BEFORE THE ANNUITY DATE
with another person or
persons, the death of either    If you chose another person other than yourself as the
you or your co-owner will       Annuitant under your contract and the Annuitant dies, you
constitute the death of the     become the Annuitant. If you die before the Annuity Date,
Owner for Contract purposes.    whether or not you are the Annuitant, your Beneficiary(ies)
                                will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial
                                withdrawals, including amounts already applied to produce
                                Annuity payments;
                                - the Contract Value of settlement; or
                                - in the event the Contract is issued to you (or
                                you and co-owners) on or before you (or they)
                                attain age 70, the greater of the Contract Value
                                at the end of the seventh Contract Year or the
                                Contract Value at the end of each following
                                fifth Contract Year. (In each case increased by
                                later Purchase Payments and reduced by later
                                withdrawals or amount applied to an annuity pay
                                out.) Your Beneficiary(ies) receive the death
                                benefit as either:
                                (1) A lump sum that must be made within five (5)
                                years of your death, or
                                (2) Annuity income under Annuity Income Options
                                One, Two or Five described in Article 7 of the
                                Contract. If your Beneficiary(ies) chooses one
                                of the Annuity income options:
                                - Payments must begin within one year of your
                                  death (However, your spouse may delay
                                  commencement of payments up to the date that you
                                  would have reached 70 1/2.)
                                - The guaranteed period under Option Two or the
                                  designated period under Option Five may not be
                                  longer than the Beneficiary's life expectancy
                                  under applicable tables specified by the
                                  Internal Revenue Service.
                                - The Contract Value on the date of the first
                                  Annuity payment will be used to determine the
                                  amount of the death benefit.
                                If your spouse is your sole Beneficiary, he or
                                she may choose to succeed to your rights as
                                Owner rather than to take the death benefit. If
                                you have more than one Beneficiary living at the
                                time of your death, each will share the proceeds
                                of the death benefit equally unless you elect
                                otherwise. If you outlive all of your
                                Beneficiaries, the death benefit will be paid to
                                your estate in a lump sum. No Beneficiary shall
                                have the right to assign or transfer any future
                                payments under the Options, except as provided
                                in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

     - Your Beneficiary(ies) and you die at the same time.

     - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due proof of your death is received by Security First Life.


Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

     - have all the remaining rights and powers under a Contract, and

     - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

--------------------------------------------------------------------------------

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A QUALIFIED CONTRACT is a       The following general discussion of the federal income
tax Contract that is purchased  consequences under this Contract is not intended
for certain types of            to cover all situations and is not meant to provide tax
tax-advantaged retirement       advice. Because of the complexity of the law and the
plans (previously defined as    fact that the tax results will vary depending on
"qualified plans").             many factors, you should consult your tax adviser
                                regarding your personal situation.

                                Additional tax information is included in the SAI. (Neither
For purposes of this            this Prospectus nor the SAI addresses state, local or
Prospectus, qualified plans     foreign tax matters.)
include:
                                GENERAL TAXATION OF ANNUITIES
- SECTION 401 PLANS (pension
  and profit-sharing plans,     Congress has recognized the value of saving for retirement
  including plans for the       by providing certain tax benefits, in the form of tax
  self-employed)                deferral, for money put into an annuity. The Internal
                                Revenue Code (the "Code") governs how this money is
- SECTION 403(b) PLANS          ultimately taxed. There are different rules for Qualified
  (tax-deferred annuities)      and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.
- SECTION 457 PLANS
  (deferred compensation        You generally will not be taxed on increases in the value of
  plans)                        your Contract until a distribution occurs -- either as a
                                withdrawal or as an Annuity payment. This concept is known
- TRADITIONAL INDIVIDUAL        as tax deferral. In addition, Security First Life will not
  RETIREMENT ACCOUNTS AND       be taxed on the investment income and capital gains of the
  ANNUITIES ("IRAS")            Separate Account.

- ROTH IRAS                     NON-QUALIFIED CONTRACTS
Please note that the terms      If you are the owner of a Non-qualified Contract, you do not
of your particular plan, IRA    receive any tax benefit (deduction or deferral of income) on
or Roth IRA may limit your      Purchase Payments (for example, there is no deduction
rights otherwise available      available for Purchase Payments), but you will not be taxed
under the Contract.             on increases in the value of your Contract until a
                                distribution occurs -- either as a withdrawal (that is, a
A NON-QUALIFIED CONTRACT is     distribution made prior to Annuitization) or as Annuity
a Contract that is purchased    payments.
on an individual basis with
after-tax dollars and not       Any direct or indirect borrowing against the value of the
under one of the programs       Contract or pledging of the Contract as security for a loan
listed above in the             will be treated as a cash distribution under the tax law. A
description of a Qualified      lump sum taken in lieu of remaining Annuity payments will be
Contract.                       treated as a withdrawal for tax purposes.
                                If a Non-qualified Contract is owned by someone
                                other than an individual (for example, by a
                                corporation), the Contract will generally not be
                                treated as an annuity for tax purposes. For
                                these entities, any increases in the value of
                                the Contract attributable to Purchase Payments
                                made after February 28, 1986 are includible in
                                the Owner's annual income.


  Earnings are the income       WITHDRAWALS
  that your Contract
  generates.                    If you make a partial withdrawal, for tax purposes, the
                                amount withdrawn will generally be treated as first coming
  There is income in the        from earnings and then from your Purchase Payments. These
  Contract to the extent the    withdrawn earnings are includible in your gross income and
  Contract Value exceeds        are taxed at ordinary income rates.
  your investment in the
  Contract. The investment      ANNUITY DISTRIBUTIONS
  in the Contract equals the
  total Purchase Payments       When you receive an Annuity payment, part of each payment is
  you paid less any amount      considered a return of your Purchase Payments and will not
  received previously which     be taxed. The remaining portion of the Annuity payment (that
  was excludible from gross     is, any earnings) is included in your gross income and will
  income.                       be considered ordinary income for tax purposes.
                                How the Annuity payment is divided between
                                taxable and non-taxable portions depends upon
                                the period over which the Annuity payments are
                                expected to be made. Annuity payments received
                                after you have received all of your premium
                                payments are fully includible in income.
                                EARLY SURRENDER PENALTY
                                The Code also provides that income distributed
                                as an Annuity or lump sum withdrawal from a
                                Non-qualified Contract may be subject to a
                                penalty. The amount of the penalty is equal to
                                10% of the amount that is includible in income.
                                Some withdrawals will be exempt from the
                                penalty. They include any amounts:
                                - paid on or after the date you reach age 59
                                1/2;
                                - paid to your Beneficiary(ies) after you die;
                                - paid if you become totally disabled (as that
                                term is defined in the Code);
                                - paid in a series of substantially equal
                                payments made annually (or more frequently)
                                under a life or joint life expectancy Annuity;
                                - paid under an immediate Annuity;
                                - which come from Purchase Payments made prior
                                to August 14, 1982. (Other exceptions to the
                                penalty may be available, and if you are not yet
                                age 59 1/2, you should consult your tax advisor
                                to determine whether you have met all of the
                                requirements for any particular exception.) The
                                penalty also will be imposed if you elect to
                                receive payments in substantially equal
                                installments as a life or life expectancy
                                Annuity prior to age 59 1/2 and then change the
                                method of distribution before you reach the age
                                of 59 1/2. You will be assessed the penalty even
                                after age 59 1/2 if payments have not continued
                                for five years. If you are issued multiple
                                annuity contracts within a calendar year by one
                                company or its affiliates, the tax law may treat
                                these contracts as one annuity contract for
                                purposes of determining your tax on any
                                distribution. This treatment may result in
                                adverse tax consequences for you.

                                QUALIFIED CONTRACTS

[SIDE BAR: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral.]

                                The full amount of all distributions received from a Section 401, 403(b), 457 plan or IRA
                                (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover to the Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

  MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, 403(b) or 457 plan or a traditional IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, in some cases, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

  EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:


                                                                            TYPE OF PLAN
-----------------------------------------------------------------------------------------------------------
                                                               401             403(B)            IRA
-----------------------------------------------------------------------------------------------------------
 After you die                                                  X                X                X
 (paid to your Beneficiary(ies))
-----------------------------------------------------------------------------------------------------------
 After you become totally disabled                              X                X                X
 (as defined in the Code)
-----------------------------------------------------------------------------------------------------------
 If you separate from service after you reach age 55            X                X
-----------------------------------------------------------------------------------------------------------
 In a series of substantially equal payments made               X                X                X
 annually                                                     (after
 (or more frequently) under a life or joint life            separation
 expectancy Annuity                                       from service)
-----------------------------------------------------------------------------------------------------------
 Pursuant to a domestic relations order                         X                X
-----------------------------------------------------------------------------------------------------------

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or joint life expectancy Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years.

Distributions before age 59 1/2 generally are not permitted under Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans as not subject to the penalty tax for early withdrawals.

  ROLLOVERS OF PLAN CONVERSIONS

You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:


--------------------------------------------------------------------------------------------
DISTRIBUTION FROM:                MAY BE ROLLED INTO:
--------------------------------------------------------------------------------------------
  - Section 401 plan              Another Section 401 plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - Section 403(b) plan           Another Section 403(b) plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - IRA                           Another IRA;
                                  a Roth IRA (under certain conditions); or
                                  a Section 401 or 403(b) plan if the IRA contains only
                                    permissible rollover amounts
--------------------------------------------------------------------------------------------

  DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

  MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan or a Section 403(b) plan, Security First Life is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     - paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     - paid over a period of 10 years or more;

     - necessary to satisfy the minimum distribution requirements; or

     - certain contributions from Section 401 and Section 403(b) plans paid as hardship distributions.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, Security First Life is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

  OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You may also revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. Security First Life will notify you at least annually of your right to revoke or reinstate tax withholding.

  TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide Security First Life (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

--------------------------------------------------------------------------------

                                  VOTING RIGHTS
--------------------------------------------------------------------------------

As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

Security First Life will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. Security First Life will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

--------------------------------------------------------------------------------

                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2000, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page 38.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

The Insurance Company.......................................   3
The Separate Account........................................   3
Net Investment Factor.......................................   3
Annuity Payments............................................   3
Additional Federal Income Tax Information...................   5
Obtaining Tax Advice........................................   6
Underwriters, Distribution of the Contracts.................   6
Calculation of Performance Data.............................   6
Voting Rights...............................................   8
Safekeeping of Securities...................................   8
Servicing Agent.............................................   8
Independent Auditors........................................   8
Legal Matters...............................................   8
State Regulation of Security First Life.....................   9
Financial Statements........................................   9

                                                      '33 Act File No. 33-7094












                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY



                                   May 1, 2000







This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2000, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 284-4536.

THE INSURANCE COMPANY


Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG, the parent of Security First Life, is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company, with assets under management of $420 billion at December 31, 1999.

THE SEPARATE ACCOUNT

The Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF 135PB2, SF 135R2C, SF 137, SF 224FL, SF 226R1, SF 230, SF 234, SF 236FL and SF 1700. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contracts.

Amounts allocated to the Separate Account under the Contracts are invested in the securities of seventeen Funds: (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Investments Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (iii) the BlackRock U.S. Government Income Series, the BlackRock Equity Series, the Neuberger Berman Bond Series and the T. Rowe Price Growth and Income Series of the Security First Trust; and (iv) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, twelve of which are offered under the Contracts: Series FM (Money Market Portfolio), Series FE (Equity-Income Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series SU (BlackRock U.S. Government Income Series), Series SV (BlackRock Equity Series), Series B (Bond Series), Series G (T. Rowe Price Growth and Income Series), Series AS (Small Capitalization Portfolio), Series JM (Janas Mid Cap Portfolio), series PL (Putnam Large Cap Growth Portfolio), Series PI (Putnam International Stock Portfolio), Series R2 (Russell 2000 Index Portfolio), and Series LH (Loomis Sayles High Yield Bond Portfolio).


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------

YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946- 1965                             AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------



Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the

Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to Security First Financial, Inc.

CALCULATION OF PERFORMANCE DATA

a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1999, was 2.32%. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1999, was 2.35%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

     EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)/\(365/7) - 1.

 b. Other Series. The average annual total return as of December 31, 1999 of the other Series in the Separate Account are as follows:



                             Average Annual Total Returns
                             ----------------------------
                                    1 year   3 years  5 years  10 years  Inception
                                    ------   -------  -------  --------  ---------
                                                                         to Date
                                                                         -------
 Growth Portfolio                   35.57%    31.48%   28.05%    18.54    17.6%

 Overseas Portfolio                 40.70%    19.85%   15.84%    10.03     9.50%

 Asset Manager Portfolio             9.54%    13.96%   14.11%    11.40     11.40%

 Index 500 Portfolio                18.86%    25.35%   26.50%     N/A      19.67%

 Neuberger Berman Bond Series       -3.92%     3.11%    5.12%     4.99%     6.77%

 T. Rowe Price Growth and            7.34%    13.54%   17.89%    12.0%     13.94%
 Income Series

 Equity-Income Portfolio             4.87%    13.43%    17.21    12.33     12.38%

 Contrafund Portfolio               22.56%    24.40%     N/A      N/A      26.33%

 U.S. Govt. Income Series           -3.98%     2.42%     4.25     N/A       2.55%

 Small Capitalization               41.49%     21.0%    21.24    19.46     19.46%
 Portfolio

 Large Cap Growth Portfolio         No performance available - Operations to commence 5/1/2000

 International Stock Portfolio      15.04%     10.30%    5.26%    N/A       6.40%

 Mid Cap Portfolio                 121.52%      N/A      N/A      N/A      60.59%

 Russell 2000 Index Portfolio       21.33%      N/A      N/A      N/A      23.89%

 High Yield Bond Portfolio          16.52%      N/A      N/A      N/A       3.89%

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             P(1+T)(n) = ERV

Where:

     P     =     a hypothetical initial payment of $1,000
     T     =     average annual total return
     n     =     number of years
     ERV         = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.


The Neuberger Berman Bond Series was reimbursed for excess expenses from inception to July 1985, and repaid Security First for such reimbursements from August 1985 to July 1993. Likewise, certain expenses of BlackRock U.S. Government Income Series and Index 500 Portfolio have been reimbursed by their investment advisers. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.


VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS


The consolidated financial statements and the related financial statement schedules of Security First Life Insurance Company and subsidiary at December 31, 1998 and 1999 and the financial statements and the related financial statement schedules of Security First Life Separate Account A at December 31, 1998 and 1999 included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036. Prior to January 31, 1998, such legal matters were passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.

REGULATION OF SECURITY FIRST LIFE


Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.


In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes the of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information. The series of the Metropolitan Series Fund, Inc. are not included in the Financial Statements for the Separate Accounts because they were not available under any contracts related to the Separate Account as of December 31, 1999.

                 ----------------------------------------------

                                   PROSPECTUS


                                   May 1, 2000


                 ----------------------------------------------

                 THE SECURITY FIRST CAPITAL STRATEGIST VARIABLE

                                ANNUITY CONTRACTS
                                 issued through
                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                       by
                      SECURITY FIRST LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").


You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by Security First Life Insurance Company ("Security First Life"), or to Security First Life Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying funds:


     FEDERATED INSURANCE SERIES

          Federated Equity Income Fund II

          Federated American Leaders Fund II

          Federated High Income Bond Fund II

          Federated Growth Strategy Fund II


     AIM VARIABLE INSURANCE FUNDS

          AIM V.I. Balanced Fund

          AIM V.I. Capital Appreciation Fund

          AIM V.I. Value Fund

          AIM V.I. International Equity Fund


     OPPENHEIMER VARIABLE ACCOUNTS FUNDS


          Oppenheimer Small Cap Growth Fund/VA

          Oppenheimer Strategic Bond Fund/VA

          Oppenheimer Main Street Growth & Income Fund/VA

          Oppenheimer Money Fund/VA


     VAN KAMPEN LIFE INVESTMENT TRUST

          Van Kampen Strategic Stock Portfolio


     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

          Growth Portfolio


     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

          Index 500 Portfolio


     SECURITY FIRST TRUST

          BlackRock U.S. Government Income Series

          BlackRock Equity Series


You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THE FUND PROSPECTUSES.


                                                                      SF 135 PB2

An investment in any of         For more information:
these variable annuities        If you would like more information about the Security First
involves investment risk.       Capital Strategist Variable Annuity Contract, you can obtain
You could lose money you        a copy of the Statement of Additional Information ("SAI")
invest. The Contracts and       dated May 1, 2000. The SAI is legally considered a part of
the funds are:                  this Prospectus as though it were included in the
- not bank deposits or          Prospectus. The Table of Contents of the SAI appears on page
  obligations                   38 of the Prospectus. To request a free copy of the SAI or
- not federally insured or      to ask questions, write or call:
  guaranteed                    Security First Life Insurance Company
- not endorsed by any bank      P.O. Box 92193
  or government agency          Los Angeles, California 90009
- not guaranteed to achieve     Phone: (800) 284-4536
  their investment objective    The Securities and Exchange
                                Commission ("SEC") has a website
                                (http://www.sec.gov) which you may visit to view
                                this Prospectus, the SAI, or additional material
                                that also is legally considered a part of this
                                Prospectus, as well as other information.
                                THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR
                                DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
                                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

Glossary....................................................    4
Summary of the Contracts....................................    6
Fee Tables and Examples.....................................    9
Financial and Performance Information.......................   14
Description of Security First Life Insurance Company, The      15
  General Account, The Separate Account, The Funds and
  Service Providers.........................................
     The Security First Life Insurance Company..............   15
     The General Account....................................   15
     The Separate Account...................................   15
     The Funds..............................................   16
     Principal Underwriter..................................   18
     Servicing Agent........................................   18
     Custodian..............................................   19
Contract Charges............................................   19
     Premium Taxes..........................................   20
     Surrender Charge.......................................   20
     Administration Fees....................................   21
     Mortality and Expense Risk Charge......................   22
     Federal, State and Local Taxes.........................   22
     Free Look Period.......................................   22
Description of the Contracts................................   23
     Assignment.............................................   23
     Purchase Payments......................................   23
     Transfers..............................................   23
     Dollar Cost Averaging..................................   24
     Reallocation Election..................................   24
     Modification of the Contracts..........................   24
Accumulation Period.........................................   26
     Crediting Accumulation Units in the Separate Account...   26
     Surrender from the Separate Account....................   26
     Account Statements.....................................   27
Annuity Benefits............................................   27
     Variable Annuity Payments..............................   27
     Election of Annuity Date and Form of Annuity...........   28
     Frequency of Payment...................................   29
     Level Payments Varying Annually........................   29
     Annuity Unit Values....................................   30
Death Benefits..............................................   31
     Death Before the Annuity Date..........................   31
     Death After the Annuity Date...........................   32

                                                              PAGE
                                                              ----

Federal Tax Considerations..................................   33
     General Taxation of Annuities..........................   33
     Non-qualified Contracts................................   33
     Qualified Contracts....................................   34
     Withholding............................................   36
Voting Rights...............................................   37
Legal Proceedings...........................................   38
Additional Information......................................   38
Table of Contents of Statement of Additional Information

Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material Security First Life authorizes.

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT -- A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon your death.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between you and Security First Life covering your rights.

CONTRACT DATE -- The date your Contract was issued to you.

CONTRACT VALUE -- The sum of your interests in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD -- The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT -- The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER -- You, the person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid by you to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACTS
--------------------------------------------------------------------------------

Please see the section          THE CONTRACTS
"Qualified Contracts" on
page 33 for more                The Contracts may be offered to:
information.
                                - Qualified Plans such as:
                                -- Section 403(b) tax-sheltered annuities;
                                -- Section 457 deferred compensation plans;
                                -- Section 401 pension and profit sharing plans;
                                -- individual retirement annuities;
                                -- traditional Individual Retirement Accounts
                                ("IRAs");
                                -- Roth IRAs.
                                - Plans that do not qualify for special tax
                                treatment (Non-qualified Contracts); and
                                - Individuals seeking to accumulate money for
                                retirement

Please see "Transfers" on       PURCHASE PAYMENTS
page 22 for more
information.
                                Purchase Payments under the Contracts are made
                                to the General Account, the Separate Account, or
                                allocated between them. You cay buy a Contract
                                for $1,000 and add as little as $100 at any time
                                (for IRAs, the minimum is $500 for an initial
                                Purchase Payment and $100 for each additional
                                payment). There is no initial sales charge;
                                however, the charges and deductions described
                                under "Contract Charges" on page 18 will be
                                deducted from the Contract Value. You can
                                transfer amounts allocated to the Separate
                                Account:
                                - between any of the fund investment choices, at
                                any time and as many times as you choose
                                - to the General Account at any time before the
                                amount has been applied to a variable annuity
                                option
                                You can transfer amounts allocated to the
                                General Account:
                                - to the Separate Account only to be applied to
                                a Variable Annuity option

Please see "The Separate     SEPARATE ACCOUNT
Account" on page 15 and
"The Funds" on page for      Purchase Payments allocated to the Separate Account are invested at net asset value
more                         in Accumulation Units in one or more of seventeen Series, each of which invests in
information.                 one of the following seventeen Funds:
--------------------------------------------------------------------------------------------
FUNDS                                                      ADVISERS/SUBADVISERS
--------------------------------------------------------------------------------------------
 FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------
 Federated Equity Income Fund II               Federated Advisers
--------------------------------------------------------------------------------------------
 Federated American Leaders Fund II            Federated Advisers
--------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II            Federated Advisers
--------------------------------------------------------------------------------------------
 Federated Growth Strategy Fund II             Federated Advisers
--------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------
 AIM V.I. Balanced Fund                        A I M Advisors, Inc.
--------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund            A I M Advisors, Inc.
--------------------------------------------------------------------------------------------
 AIM V.I. Value Fund                           A I M Advisors, Inc.
--------------------------------------------------------------------------------------------
 AIM V.I. International Equity Fund            A I M Advisors, Inc.
--------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNTS FUNDS
--------------------------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA            OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------
 Oppenheimer Main Street Growth & Income       OppenheimerFunds, Inc.
   Fund/VA
--------------------------------------------------------------------------------------------
 Oppenheimer Money Fund/VA                     OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------
 Oppenheimer Small Cap Growth Fund/VA          OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------
 Van Kampen Strategic Stock Portfolio          Van Kampen Asset Management Inc.
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE
   PRODUCTS FUND
--------------------------------------------------------------------------------------------
 Growth Portfolio                              Fidelity Management and Research Company
                                               ("FMR")
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE
   PRODUCTS FUND II
--------------------------------------------------------------------------------------------
 Index 500 Portfolio                           FMR
--------------------------------------------------------------------------------------------
 SECURITY FIRST TRUST
--------------------------------------------------------------------------------------------

 BlackRock U.S. Government Income Series       BlackRock Financial Management, Inc.
                                               ("BlackRock")
--------------------------------------------------------------------------------------------
 BlackRock Equity Series                       BlackRock
--------------------------------------------------------------------------------------------

Please see "Contract          CHARGES AND DEDUCTIONS
Charges" on page 18 for more
information.                  The following fees and expenses apply to
                              your Contract:

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                                DAILY DEDUCTIONS
                              - Administration fee (deducted from your....                   .00041%
                              interest in the Separate Account)                      (.15% per year)
                              - Mortality and Expense Risks fee...........                  .003425%
                                                                                    (1.25% per year)
                              SURRENDER CHARGE
                              (CONTINGENT DEFERRED SALES CHARGE)
                              - Deducted if you request a full or             7% of Purchase Payment
                              partial.....................................      and amounts credited
                              withdrawal of Purchase Payments from the            to it. This charge
                                     Separate Account within seven years      decreases 1% each year
                                     after the Purchase Payment is made           after the Purchase
                                                                                    Payment is made.

                                As described later in this Prospectus, this charge will not apply to:
                                - the first withdrawal in any year of up to
                                       10% of your interest in the Separate
                                       Account and 10% of your interest
                                       in the General Account; or
                                - withdrawals made if you are confined to a hospital for at least 30 consecutive days or to a skilled nursing home for at least
                                       90 consecutive days.

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              PREMIUM TAXES
                              - Payable to a state or government agency...                0% - 2.35%
                              with respect to your Contract. It may be             (3.50% in Nevada)
                                     deducted on or after the date the tax
                                     is incurred. Currently, Security
                                     First Life deducts these taxes upon
                                     annuitization.

Please see "Free Look           FREE LOOK PERIOD
Period" on page 21 for more
information.                    You may cancel your Contract within 10 days after you
                                receive it (or longer depending on state law) for a full
                                refund of all Purchase Payments (or the greater of Purchase
                                Payments or the Contract Value in some states). Purchase
                                Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look
                                Period.


                                VARIABLE ANNUITY PAYMENTS
                                You select the Annuity Date, an Annuity payment
                                option and an assumed investment return. You may
                                change any of your selections before your
                                Annuity Date. Your monthly Annuity payments will
                                start on the Annuity Date. Payments will vary
                                from year to year based on a comparison of the
                                assumed investment returns you selected with the
                                actual investment experience of the Series in
                                which the Contract Value is invested.
                                If your monthly payments from a particular
                                Series are less than $50, Security First Life
                                may change the frequency of your payments so
                                that each payment will be at least $50 from that
                                Series.
Please see "Surrender           SURRENDER
Charge" on page 19
and "Federal Tax                You may surrender all or part of your Contract Value before
Considerations" on page 32      the Annuity Date. You may not make a partial withdrawal if
for more                        it would cause your interest in any Series or the General
information.                    Account to fall below $500.
                                However, if you are withdrawing the entire
                                amount allocated to a Series; these restrictions
                                do not apply. You may be assessed a surrender
                                charge. In addition, any earnings surrendered
                                will be taxed as ordinary income and may be
                                subject to a penalty tax under the Internal
                                Revenue Code. Certain restrictions apply for
                                qualified Contracts.
Please see "Death Benefits"     DEATH BENEFIT
on page 30 for more
information.                    One of the insurance guarantees we provide you under your
                                Contract is that your Beneficiary(ies) will be protected
                                against market downturns. You name your Beneficiary(ies). If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial
                                withdrawals; or
                                - the Contract Value at settlement; or
                                - if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following
                                  fifth anniversary.
                                Your Beneficiary(ies) may choose to receive this
                                benefit in a lump sum or to apply it to certain
                                of the available annuity forms contained in this
                                Contract.

--------------------------------------------------------------------------------

                             FEE TABLE AND EXAMPLES
--------------------------------------------------------------------------------

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

EXPENSE DATA

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see Fund prospectuses for a more complete description of the various costs and expenses of the Funds.
---------------
* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time Security First Life deducts the premium tax only from amounts annuitized.

[The following information assumes that the entire Contract Value is in the Separate Account:]

                                   FEE TABLES

                                  YOUR EXPENSES

                                                              YEARS SINCE
                                                                        PURCHASE
                                                                         PAYMENT
                                                              WAS RECEIVED    PERCENTAGE
                                                              ------------    ----------
Surrender Charge (Deferred Sales Charge)....................  less than 1           7%
  (as a percentage of amounts accumulated with respect        1 but not 2           6%
  to a purchase payment)                                      2 but not 3           5%
                                                              3 but not 4           4%
                                                              4 but not 5           3%
                                                              5 but not 6           2%
                                                              6 but not 7           1%
                                                              7 or more             0%

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                  (AS A PERCENTAGE OF AVERAGE CONTRACT VALUE)
                   (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT)

Administration Fee..........................................   .15% per year
Mortality and Expense Risk Fees.............................  1.25% per year
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................  1.40% per year


                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)

----------------------------------------------------------------------------------------------------------------------
                              FEDERATED EQUITY      FEDERATED AMERICAN       FEDERATED HIGH        FEDERATED GROWTH
                               INCOME FUND II        LEADERS FUND II      INCOME BOND FUND II      STRATEGY FUND II
----------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee             0.55%                  0.75%                  0.60%                  0.55%
----------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses             0.39%                  0.13%                  0.19%                  0.30%
----------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                   0.94%                  0.88%                  0.79%                  0.85%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                     AIM V.I. CAPITAL                                  AIM V.I.
                                  AIM V.I.             APPRECIATION             AIM V.I.            INTERNATIONAL
                               BALANCED FUND               FUND                VALUE FUND            EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee             0.75%                  0.62%                  0.61%                  0.75%
----------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses             0.56%                  0.11%                  0.15%                  0.22%
----------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                   1.21%                  0.73%                  0.76%                  0.97%
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                              OPPENHEIMER
                                             OPPENHEIMER       MAIN STREET                         OPPENHEIMER
                                           STRATEGIC BOND       GROWTH &         OPPENHEIMER    SMALL CAP. GROWTH
                                               FUND/VA       INCOME FUND/VA     MONEY FUND/VA        FUND/VA
-----------------------------------------------------------------------------------------------------------------
 (a)    Management Fee                          0.74%             0.73%             0.45%             0.75%
-----------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses                          0.04%             0.05%             0.03%             0.59%
-----------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                                0.78%             0.78%             0.48%             1.34%
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                      VAN KAMPEN                          EQUITY        BLACKROCK
                                      STRATEGIC        INDEX 500          INCOME     U.S. GOVERNMENT
                                   STOCK PORTFOLIO     PORTFOLIO        PORTFOLIO      INCOME SERIES    BLACKROCK EQUITY SERIES
-----------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee                  0.24              .24%             .60%             .55%             .70%
-----------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses                  0.41              .04%             .19%             .16%             .11%
-----------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                        0.65%             .28%             .79%             .71%             .81%
-----------------------------------------------------------------------------------------------------------------------

Had there been no fee waivers or expense reimbursement, expenses would have been:

[these still need to be updated]
AIM V.I. Balanced Fund:
Total Annual Expenses                           1.31%
Federated Equity Income Fund II:
Total Annual Expenses                           1.36%
Federated American Leaders Fund II:
Management Fees                                 0.75%
Total Annual Expenses                           0.89%
Van Kampen Strategic Stock:
Management Fees                                 0.50%
Total Annual Expenses                           0.91%
Van Kampen Enterprise:
Management Fees                                 0.50%
Total Annual Expenses                           0.62%
Van Kampen Strategic Stock:
Management Fees                                 0.50%
Total Annual Expenses                           0.91%

EXAMPLES
--------------------------------------------------------------------------------

                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
 Federated Equity        (a) upon surrender at the    (a)     $ 88      $122      $156       $268
  Income Fund II             end of the stated time
                             period
                         (b) if the Contract WAS NOT  (b)       24        73       125        268
                             surrendered
-------------------------------------------------------------------------------------------------------
 Federated American      SAME                         (a)       88       120       153        262
  Leaders Fund II                                     (b)       23        71       122        262
-------------------------------------------------------------------------------------------------------
 Federated High          SAME                         (a)       87       117       148        252
  Income Bond Fund II                                 (b)       22        69       117        252
-------------------------------------------------------------------------------------------------------
 Federated Growth        SAME                         (a)       88       119       151        258
  Strategy Fund II                                    (b)       23        70       120        258
-------------------------------------------------------------------------------------------------------
 AIM V.I. Balanced       SAME                         (a)       91       129       169        294
  Fund                                                (b)       26        80       139        294
-------------------------------------------------------------------------------------------------------
 AIM V.I. Capital        SAME                         (a)       86       116       146        246
  Appreciation Fund                                   (b)       21        67       114        246
-------------------------------------------------------------------------------------------------------
 AIM V.I. Value          SAME                         (a)       87       117       147        249
  Fund                                                (b)       22        68       116        249
-------------------------------------------------------------------------------------------------------
 AIM V.I.                SAME                         (a)       89       123       157        271
  International                                       (b)       24        74       127        271
  Equity Fund
-------------------------------------------------------------------------------------------------------
 Oppenheimer             SAME                         (a)       87       117       148        251
  Strategic Bond                                      (b)       22        68       117        251
  Fund/VA
-------------------------------------------------------------------------------------------------------
 Oppenheimer Main        SAME                         (a)       87       117       148        251
  Street Growth &                                     (b)       22        68       117        251
  Income Fund/VA
-------------------------------------------------------------------------------------------------------
 Oppenheimer             SAME                         (a)       84       108       133        220
  Money Fund/VA                                       (b)       19        59       102        220
-------------------------------------------------------------------------------------------------------
 Oppenheimer             SAME                         (a)       92       133       175        307
  Small Cap                                           (b)       28        85       145        307
  Growth Fund
-------------------------------------------------------------------------------------------------------

                                                     Continued on following page

--------------------------------------------------------------------------------

                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
 Van Kampen              SAME                         (a)       86       113       142        238
  Strategic Stock                                     (b)       21        64       110        238
  Portfolio
-------------------------------------------------------------------------------------------------------
 Growth Portfolio        SAME                         (a)       86       113       142        238
                                                      (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 Index 500 Portfolio     SAME                         (a)       82       103       123        199
                                                      (b)       17        53        91        199
-------------------------------------------------------------------------------------------------------
 BlackRock U.S.          SAME                         (a)       86       115       145        244
  Government Income                                   (b)       21        66       113        244
  Series
-------------------------------------------------------------------------------------------------------
 BlackRock Equity        SAME                         (a)       87       118       149        254
  Series                                              (b)       22        69       118        254
-------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page 18.

2. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                      FINANCIAL AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

All performance numbers are     PERFORMANCE INFORMATION
based upon historical
earnings. These numbers are     From time to time, Security First may advertise the
not intended to indicate        performance of a Series. This performance information may
future results. Yields and      include:
average annual total returns
are determined in accordance    - the YIELD and EFFECTIVE YIELD of Series invested in the
with the computation methods    MONEY FUND of the Separate Account
required by the Securities
and Exchange Commission (the    - average annual total returns for the other Series of the
"SEC") in the Form N-4          Separate Account.
Registration Statement.
These methods are described     YIELD is the net income generated by an investment in the
in detail in the Statement      MONEY FUND for a specific seven-day period, expressed as a
of Additional Information.      percentage of the value of the Series' Accumulation Units.
                                Yield is an annualized figure, which means that
                                Security First Life assumes that the Series will
                                generate the same level of net income over a
                                one-year period and compounds that income on a
                                semi-annual basis. Because of the assumed
                                compounding, the Money Fund's effective yield
                                will be slightly higher than its yield. The
                                computation of yield reflects all recurring
                                charges under the Contract to all Owner
                                accounts, including the mortality and expense
                                risk charge and the administrative expense
                                charge. Yield does not reflect the possible
                                imposition of early withdrawal charges. Early
                                withdrawal charges would reduce your performance
                                experience.
                                ANNUAL RETURN measures the net income of a
                                Series and any realized or unrealized gains or
                                losses of the underlying investments in the
                                Series, over the period stated. AVERAGE ANNUAL
                                TOTAL RETURN figures are annualized and,
                                therefore, represent the average annual
                                percentage change in the value of an investment
                                in a Series over the period stated. Average
                                annual total returns are expressed for at least
                                one, five and ten year periods (or from a
                                Series' inception if the Series has been in
                                existence for less than ten years). The
                                computation of average annual total returns
                                reflects all recurring charges and applicable
                                fees under the Contract to all Owner accounts,
                                including the following:
                                - the mortality and expense risk charge,
                                - the administrative expense charge, and
                                - the applicable early surrender charge that may
                                be charged at the end of the period in question.

                                FINANCIAL INFORMATION
                                Financial Statements of the Separate Account and
                                Security First Life are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

--------------------------------------------------------------------------------

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT,
                         THE FUNDS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

SECURITY FIRST LIFE INSURANCE COMPANY

Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.


MetLife, a wholly owned subsidiary of MetLife, Inc., a publicly traded company, is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. With approximately $420 billion worth of assets under management as of December 31, 1999, MetLife provides individual insurance and investment products to approximately 9 million households in the United States.


THE GENERAL ACCOUNT

All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by Security First Life. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits -- Level Payments Varying Annually, page
28).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Seventeen of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

Your investment choices are:

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------
 Federated Equity       The investment objective of the Fund is to provide       Federated Advisers
 Income Fund II         above average income and capital appreciation. The Fund
                        attempts to achieve its objectives by investing at least
                        65% of its assets in income-producing equity securities.
-------------------------------------------------------------------------------------------------------------
 Federated American     The primary investment objective of the Fund is to       Federated Advisers
 Leaders Fund II        achieve long-term growth of capital. The Fund's
                        secondary objective is to provide income.
-------------------------------------------------------------------------------------------------------------
 Federated High Income  The investment objective of the Fund is to seek high     Federated Advisers
 Bond Fund II           current income. The Fund endeavors to achieve its
                        objective by investing primarily in a professionally
                        managed, diversified portfolio of fixed income
                        securities. The fixed income securities in which the
                        Fund intends to invest are lower-rated corporate debt
                        obligations, which are commonly referred to as "junk
                        bonds." Some of these fixed income securities may
                        involve equity features. Capital growth will be
                        considered, but only when consistent with the investment
                        objective of high current income.
-------------------------------------------------------------------------------------------------------------
 Federated Growth       The Fund's investment objective is capital               Federated Advisors
 Strategy Fund II       appreciation. While there is no assurance that the Fund
                        will achieve its investment objective, it endeavors to
                        do so by following the strategies and policies described
                        in this prospectus. The Fund pursues its investment
                        objective by investing primarily in common stock of
                        companies with market capitalizations above $500 million
                        that offer superior growth prospects.
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Balanced      The Fund's objective is to achieve as high a total       A I M Advisors, Inc.
 Fund                   return to investors as possible, consistent with
                        preservation of capital. The Fund seeks to achieve its
                        objective by investing in a broadly diversified
                        portfolio of high-yielding securities, including common
                        stocks, preferred stocks, convertible stocks and bonds.
                        Although equity securities will be purchased primarily
                        for capital appreciation and fixed income securities
                        will be purchased primarily for income purposes, income
                        and capital appreciation potential will be considered in
                        connection with all investments.
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital       The Fund's investment objective is to seek capital       A I M Advisors, Inc.
 Appreciation Fund      appreciation through investments in common stocks, with
                        emphasis on medium-sized and smaller emerging growth
                        companies. The investment adviser to the Fund will be
                        particularly interested in companies that are likely to
                        benefit from new or innovative products, services or
                        processes that should enhance such companies' prospects
                        for future growth in earnings.
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund    The Fund's investment objective is to achieve long-term  A I M Advisors, Inc.
                        growth of capital by investing primarily in equity
                        securities judged by the Fund's investment adviser to
                        be undervalued relative to the current or projected
                        earnings of the companies issuing the securities, or
                        relative to current market values of assets owned by
                        the companies issuing the securities or relative to the
                        equity market generally. Income is a secondary
                        objective and would be satisfied principally from the
                        income (interest and dividends) generated by the common
                        stocks, convertible bonds and convertible preferred
                        stocks that make up the Fund's portfolio.



-------------------------------------------------------------------------------------------------------------
 AIM V.I.               The Fund's investment objective is to seek to provide    A I M Advisors, Inc.
 International Equity   long-term growth of capital by investing in a
 Fund                   diversified portfolio of international equity
                        securities the issuers of which are considered by the
                        Fund's investment adviser to have strong earnings
                        momentum. Any income realized by the Fund will be
                        incidental and will not be an important criteria in the
                        selection of portfolio securities.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Strategic  The investment objective of the Fund is to seek a high   Oppenheimer Funds, Inc.
 Bond Fund/VA           level of current income principally derived from
                        interest on debt securities and to enhance such income
                        by writing covered call options on debt securities.
                        Although the premiums received by the Fund from writing
                        covered calls are a form of capital gain, the Fund
                        generally will not make investments in securities with
                        the objective of seeking capital appreciation.
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Main       The objective of Growth & Income Fund is to seek a high  Oppenheimer Funds, Inc.
 Street Growth &        total return, which includes growth in the value of its
 Income Fund            Growth & Income shares as well as current income from
                        equity and debt Fund/VA securities. In seeking that
                        objective, Growth & Income may invest in equity and
                        debt securities.
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Money      The objective of Money Fund is to seek the maximum       Oppenheimer Funds, Inc.
 Fund/VA                current income from investments in "money market"
                        securities consistent with low capital risk and the
                        maintenance of liquidity. The Money Fund primarily
                        invests in "money market" securities.
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Small      The Fund seeks capital appreciation by investing mainly  Oppenheimer Funds, Inc.
 Cap. Growth Fund/VA    in common stocks, but can buy other equity securities,
                        such as preferred stocks and securities convertible into
                        common stock. The Fund invests primarily in securities
                        of companies with market capitalization less than $1
                        billion that the Fund's investment Manager, Oppenheimer
                        Funds, Inc., believes have favorable growth prospectus.
                        The Fund is not required to sell a security if the
                        issuers market capitalization grows above $1 billion.
                        The Fund can also buy securities of issuers having a
                        market capitalization over $1 billion, but does not
                        expect to do so to a significant degree. The Fund can
                        invest in any country, including countries with
                        developed or emerging markets, but currently emphasizes
                        investments in the U.S. and other developed markets.
                        While these stocks may be traded on stock exchanges, in
                        many cases the Fund buys over-the-counter securities,
                        which has special risks.
-------------------------------------------------------------------------------------------------------------
 Van Kampen Strategic   The investment objective of the Strategic Stock          Van Kampen Asset
 Stock Portfolio        Portfolio is to seek to provide investors with an above  Asset Management, Inc.
                        average total return through a combination of potential
                        capital appreciation and dividend income consistent with
                        the preservation of invested capital. Under normal
                        market conditions, the Fund's investment adviser seeks
                        to achieve the investment objective by investing in a
                        portfolio of high divided yielding equity securities of
                        companies included in the Dow Jones Industrial Average
                        or in the MSCI USA Index.
-------------------------------------------------------------------------------------------------------------
 VIP                    The Fund seeks to achieve capital appreciation           FMR
 Growth Portfolio       normally Fidelity Management and through the purchase
                        of common stocks (although the Research Company ("FMR")
                        portfolio's investments are not restricted to any one
                        type of security). Capital appreciation may also be
                        found in other types of securities, including bonds and
                        preferred stocks.
-------------------------------------------------------------------------------------------------------------
 VIP II Index 500       The Fund seeks investment results that correspond to     FMR
 Portfolio              the total return (i.e., the combination of capital
                        changes and income) of common stocks publicly traded in
                        the United States, as represented by the Standard &
                        Poor's 500 Composite Stock Price Index while keeping
                        transaction costs and other expenses low.
-------------------------------------------------------------------------------------------------------------
 SFT BlackRock U.S.     The Fund seeks to provide current income. The Series     Security Management:
 Government Income      pursues this objective by investing in a professionally  BlackRock (subadviser)
 Series                 managed, diversified portfolio limited primarily to
                        BlackRock U.S. Government securities.
-------------------------------------------------------------------------------------------------------------
 SFT BlackRock          The Fund seeks to provide growth of capital and income.  Security Management:
 Equity Series          The Series is managed to take advantage of trends in     BlackRock (subadviser)
                        the stock market that favor different styles of stock
                        selection (value of growth) and different sizes of
                        companies.
-------------------------------------------------------------------------------------------------------------


While the Series and their      Each Series buys and sells shares of the corresponding
comparably named Funds may      fund. These Funds invest in stocks, bonds and other
have names, investment          investments as indicated above. All dividends declared by
objectives and management       the Funds are earned by the Separate Account and reinvested.
which are identical or          Therefore, no dividends are distributed to you under the
similar to publicly             Contract. Instead, dividends generally increase the
available funds,                Accumulation or Annuity Unit Value. You pay no transaction
these are not those mutual      expenses (i.e., front-end or back-end load sales charges) as
funds. The Funds most likely    a result of the Separate Account's purchase or sale of these
will not have the same          fund shares. The Funds listed above are available
performance experience as       only by purchasing annuities and life insurance policies
any publicly available          offered by Security First Life or by other insurance
fund.                           companies and are never sold directly to the public. The
                                shares of each Fund are purchased, without sales
                                charge, for the corresponding Series at the next
                                net asset value per share determined by a Fund
                                after your payment is received by Security First
                                Life. Fund shares will be redeemed by the Series
                                to the extent necessary for Security First Life
                                to make annuity or other payments under the
                                Contracts. Each of the Funds is a portfolio or
                                series of an open-end management investment
                                company registered with the SEC under the 1940
                                Act. Registration does not involve supervision
                                by the SEC of the investment or investment
                                policies of the Funds. There can be no guarantee
                                that a Fund will meet its investment objectives.

The Funds are more fully        The Funds are available to other registered separate
described in the Fund           accounts offering variable annuity and variable life
prospectuses and their          products in addition to Security First Life's Separate
Statements of Additional        Account. In the future, a conflict may develop between one
Information. The                or more separate accounts invested in the same Fund. The
prospectuses are attached to    conflict could develop due to change in the law affecting
or accompanied by this          variable annuity products or from differences in voting
Prospectus. The Statements      instructions of owners of the different separate accounts.
of Additional Information       Security First Life monitors the Series for this type of
are available upon your         conflict and will remedy the situation if such a conflict
request.                        develops. This may include the withdrawal of amounts
                                invested in the Funds by you and other Contract
                                Owners.
                                SUBSTITUTION OF FUND SHARES
                                Security First Life may substitute shares of
                                another fund for Fund shares directly purchased
                                and apply future Purchase Payments under the
                                Contracts to the purchase of these substituted
                                shares if the shares of a Fund are no longer
                                available or further investment in such shares
                                is determined to be inappropriate by Security
                                First Life's management in view of the purposes
                                of the Contracts. However, no substitution is
                                allowed unless a majority of the Owners entitled
                                to vote (those who have invested in the Series)
                                and the SEC approves the substitution under the
                                1940 Act.
                                PRINCIPAL UNDERWRITER
                                Security First Financial, Inc., 11365 West Olympic
                                Boulevard, Los Angeles, California 90064, a broker-dealer
                                registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers,
                                Inc., is the principal underwriter for the Contracts.
                                Security First Financial, Inc. is a Delaware corporation and a subsidiary of SFG.
                                SERVICING AGENT
                                SFG provides Security First Life with
                                administrative services, including: office
                                space, supplies, utilities, office equipment,
                                travel expenses and periodic reports.

CUSTODIAN

Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

  SERVICES AND BENEFITS SECURITY FIRST LIFE PROVIDES INCLUDE:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to Contract owners.

  COSTS AND EXPENSES INCURRED BY SECURITY FIRST LIFE INCLUDE:

     - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

     - sales and marketing expenses; and

     - other costs of doing business.

  RISKS ASSUMED BY SECURITY FIRST LIFE INCLUDE:

     - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Enhanced Death Benefit; and

     - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

Security First Life may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.

                                PREMIUM TAXES
                                Some states assess premium taxes on the Purchase
                                Payments you make. Generally, premium taxes
                                range from 0% to 2.35% (3.50% in Nevada),
                                depending on the state. The Contracts permit
                                Security First Life to deduct any applicable
                                premium taxes from the Contract Value at or
                                after the time they are incurred. Security First
                                Life currently does not deduct for these taxes
                                at the time you make a Purchase Payment.
                                However, Security First Life will deduct the
                                total amount of premium taxes, if any, from the
                                Contract Value when you elect to begin receiving
                                Annuity payments (Annuitization).
                                SURRENDER CHARGE
The surrender charge covers     No sales charge is deducted from any Purchase Payment.
marketing expenses for the      During the accumulation phase, you can withdraw part or all
sale of Contracts, such as      of the Contract Value. In the first partial surrender in
commissions to sales            each Contract year, you can withdraw up to 10% of your
personnel and other             Contract Value in the General Account and 10% of the
promotion and acquisition       Contract Value in the Separate Account free of surrender
expenses.                       charges. If you withdraw money in excess of 10% of your
                                Contract Value, you might have to pay a
                                surrender charge on the excess amount. The
                                following schedule shows the surrender charges
                                that apply during the seven years following each
                                Purchase Payment:

                                                  NUMBER OF YEARS                         SURRENDER
                                            SINCE PURCHASE PAYMENT DATE                     CHARGE
                              -------------------------------------------------------------------------
                              Less than 1 year........................................               7%
                              1 year but less than 2..................................               6%
                              2 years but less than 3.................................               5%
                              3 years but less than 4.................................               4%
                              4 years but less than 5.................................               3%
                              5 years but less than 6.................................               2%
                              6 years but less than 7.................................               1%
                              7 years or more.........................................               0%

                                The surrender charge is calculated by
                                subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:
                                THE SURRENDER AMOUNT
                                1 -- THE PERCENTAGE SURRENDER CHARGE EXPRESSED AS A DECIMAL Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

                                Example of application of surrender charge.
                                Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000).
                                Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% Federal penalty tax described on page 34. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.
                                EXCEPTIONS TO SURRENDER CHARGE
                                In some cases, Security First Life will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:
                                - On transfers made within your Contract;
                                - On withdrawals of Purchase payments you made over seven years ago;
                                - If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction;
                                - If you withdraw no more than 10% of your account balance in any Contract Year;
                                - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days (the withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement); and
                                - When you are an officer, director or full time employee of Security First Life or its affiliatesif the purchase of the Contract is for personal investment purposes only. ADMINISTRATION FEES
                                An administration fee of .00041% (.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:
                                - the cost of policy issuance;
                                - rent;
                                - stationery and postage;
                                - telephone and travel expenses;
                                - salaries;
                                - legal, administrative, actuarial and
                                accounting fees;
                                - periodic reports; and
                                - office equipment, and custodial expenses.

Please note that deductions     MORTALITY AND EXPENSE RISK CHARGE
are made and expenses paid
out of the underlying Fund's    Security First Life charges a fee for bearing certain
assets, as well. A              mortality and expense risks under the policy. Examples of
description of these fees       these risks include a guarantee of annuity rates, the death
and expenses are described      benefits, and assuming the risk that the expense charges and
in each Fund's prospectus.      fees are less than actual administrative and operating
                                expenses. As compensation for assuming these
                                risks, Security First Life will make a daily
                                deduction from the value of the Separate
                                Account's assets equal to 1.25% per year. If
                                Security First Life has gains from the receipt
                                of the mortality and expense risk charges over
                                its cost of assuming these risks, it may use the
                                gains as it sees fit. This may include the
                                reduction of expenses incurred in distributing
                                the Contracts.
                                Security First Life may voluntarily waive a
                                portion of the mortality and administrative
                                expense risk charges. Any waiver of these
                                expenses may be terminated at any time.
                                FEDERAL, STATE AND LOCAL TAXES
                                Security First Life may in the future deduct
                                charges from the Contract Value for any taxes it
                                incurs because of the Contracts. However, no
                                deductions are being made at the present time.
                                FREE LOOK PERIOD
                                You may cancel your Contract within a certain
                                time period. This is known as a "free look."
                                Your Free Look Period is the 10-day period (or
                                longer in certain states) starting when you
                                receive your Contract. If you decide to cancel
                                your Contract, Security First Life must receive
                                your request to cancel in writing at its
                                administrative office within the 10-day period.
                                If the Contract is mailed to Security First
                                Life, it will be considered to be returned on
                                the postmark date. If the Contract is sent by
                                certified or registered mail, the date of
                                certification or registration will be considered
                                the date of its return to Security First Life.
                                The returned Contract will be treated as if
                                Security First Life never issued it, and
                                Security First Life will refund your Purchase
                                Payments or, if required by state law, the
                                greater of the Purchase Payments or the Contract
                                Value. Purchase Payments that you make to the
                                Separate Account will be allocated to the Money
                                Market Portfolio for the number of days of the
                                Free Look Period required by the state in which
                                you live. At the end of the Free Look Period,
                                the account value in the Money Market Portfolio
                                will be reallocated to the Series of the
                                Separate Account that you selected in your
                                Contract application.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

  ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If Security First Life permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that Security First Life will provide. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. Security First Life will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

  ANNUITY UNITS

You may transfer Annuity Units among the Series at any time with no charge. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

  MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to Security First Life. (Security First Life reserves the right to limit the number of Series to which transfers can be made.)

SECURITY FIRST LIFE'S ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA
PROGRAM")

From time to time, Security First Life may credit increased interest rates to you under programs established at no additional charge at Security First Life's discretion. If you are a new Contract owner, you may enroll in Security First Life's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by Security First Life. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:


     - death benefits;

     - deductions from Purchase Payments;

     - deductions from Contract Values for transaction charges;

     - deductions from the Separate Account for mortality and expense risk and administrative fees; and

     - guaranteed rates with respect to fixed benefits.

Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:

     - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

     - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

     - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

       Security First Life Insurance Company
       P.O. Box 92193
       Los Angeles, California 90009
       1 (800) 284-4536

--------------------------------------------------------------------------------

                               ACCUMULATION PERIOD
--------------------------------------------------------------------------------

The NET INVESTMENT FACTOR is    CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT
an index of the percentage
change (adjusted for            Security First Life will credit Accumulation Units to a
distributions by the Fund       Series upon receipt of your Purchase Payment or transfer.
and the deduction of the        Security First Life determines the number of Accumulation
administration fee, and         Units to be credited to a Series by dividing the net amount
mortality and expense risk      allocated to a Series out of your Purchase Payment by the
fee) in the net asset value     value of an Accumulation Unit in the Series next computed
of the Fund in which a          following receipt of the Purchase Payment or transfer.
Series is invested, since
the preceding Valuation         SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
Date. The net investment
factor may be greater or        The current value of Accumulation Units of a particular
less than 1 depending upon      Series depends upon the investment experience of the Fund in
the Fund's investment           which the Series invests its assets. The value of
performance                     Accumulation Units is determined each business day at the
                                close of trading on the New York Stock Exchange
                                (currently 4:00 p.m. Eastern time). The value is
                                calculated by multiplying the value of an
                                Accumulation Unit in the Series on the
                                immediately preceding valuation date by the net
                                investment factor for the period since that day.
                                You bear the risk that the aggregate current
                                value invested in the Series may at any time be
                                less than, equal to or more than the amount that
                                you originally allocated to the Series.
                                SURRENDER FROM THE SEPARATE ACCOUNT You may
                                surrender all or a portion of the cash value of
                                your Contract at any time prior to the Annuity
                                Date. A surrender may result in adverse federal
                                income tax consequences to you including current
                                taxation on the distribution and a penalty tax
                                on the early withdrawal. These consequences are
                                discussed in more detail under "Federal Tax
                                Considerations" on page 32. You should consult
                                your tax adviser before making a withdrawal.
                                The cash value of your interest in the Separate
                                Account prior to the Annuity Date is determined
                                by multiplying the number of Accumulation Units
                                for each Series credited to your Contract by the
                                current value of an Accumulation Unit in the
                                Series and subtracting any applicable surrender
                                charges or fees. Security First Life will
                                determine the value of the number of
                                Accumulation Units withdrawn at the next
                                computed Accumulation Unit value. If you request
                                a partial surrender from more than one Series
                                you must specify the allocation of the partial
                                surrender among the Series. You may not make a
                                partial surrender if a withdrawal would cause
                                your interest in any Series or the General
                                Account to have an after surrender value of less
                                than $500.
                                However, if you are withdrawing the entire
                                amount allocated to a Series these restrictions
                                do not apply.
                                PAYMENT OF SURRENDER AMOUNT
                                Payment of any amount surrendered from a Series
                                will be made to you within seven days of the
                                date that Security First Life receives your
                                written request. Security First Life may suspend
                                surrenders when: - The SEC restricts trading on
                                the New York Stock Exchange or the Exchange is
                                closed for other than weekends or holidays;

     - The SEC permits the suspension of withdrawals; or

     - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

     - all transactions for the period being reported

     - the number of Accumulation Units that are credited to your Contract in each Series

     - the current Accumulation Unit value for each Series

     - your Contract Value as of the end of the reporting period

Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 10 days from the date of the statement.


--------------------------------------------------------------------------------

                                ANNUITY BENEFITS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

  ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

                                ELECTION OF ANNUITY DATE AND FORM OF ANNUITY You
                                choose the Annuity Date and the form of Annuity
                                payment.
                                ELECTION OF ANNUITY DATE
                                If you do not choose an Annuity Date at least
                                thirty-one days before Annuitization, your
                                Normal Annuity Date automatically will be the
                                later of:
                                - the Contract anniversary nearest to the
                                Annuitant's 85th birthday, or
                                - the 10th anniversary of the Contract Date. You
                                may select an optional Annuity Date that is
                                earlier than the Normal Annuity Date described
                                above. This Annuity Date may be the first day of
                                any month before the Normal Annuity Date. Please
                                note that the Qualified Contracts may require a
                                different Normal Annuity Date and may prohibit
                                the selection of certain optional Annuity Dates.
There are three people who      FORM OF ANNUITY
are involved in payments
under your Annuity:             Currently, Security First Life provides you with
                                five forms of Annuity payments. Each Annuity
                                payment option, except Option 5, is available on
- you, the Owner                both a Fixed and Variable Annuity basis. Option
                                5 is available on a Fixed basis only.
- the Annuitant
                                OPTION 1 -- LIFE ANNUITY
- the Beneficiary
                                You receive Annuity payments monthly during the
                                lifetime of the Annuitant. These payments stop
The Owner and the Annuitant     with the last payment due before the death of
may be the same person.         the Annuitant. Because Security First Life does
                                not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.
                                OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240
                                MONTHLY PAYMENTS CERTAIN
                                You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition, Security First Life guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.
                                OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY
                                An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.
                                OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY
                                You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. Security First Life stops making payments with the last payment before the death of the last surviving payee. Security
                                First Life does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and Security
                                First Life does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

Security First Life makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:


     - the mortality table specified in the Contract;

     - the age and where permitted the sex of the Annuitant;


     - the type of Annuity payment option selected, and

     - the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

     - the number of years in the payment period, and

     - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of Security First Life.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and Security First Life have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss. You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how Security First Life calculates the Annuity Unit Value for each
Series:


     - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

     - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

     - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and


     - FINALLY, THE PREVIOUS ANNUITY UNIT VALUE IS MULTIPLIED BY THIS RESULT.

--------------------------------------------------------------------------------

                                 DEATH BENEFITS
--------------------------------------------------------------------------------


If you own a joint Contract     DEATH BEFORE THE ANNUITY DATE
with another person or
persons, the death of either    If you chose another person other than yourself as the
you or your co-owner will       Annuitant under your contract and the Annuitant dies, you
constitute the death of the     become the Annuitant. If you die before the Annuity Date,
Owner for Contract purposes.    whether or not you are the Annuitant, your Beneficiary(ies)
                                will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial
                                withdrawals, including amounts already applied to produce
                                Annuity payments;
                                - the Contract Value of settlement; or
                                - in the event the Contract is issued to you (or
                                you and co-owners) on or before you (or they)
                                attain age 70, the greater of the Contract Value
                                at the end of the seventh Contract Year or the
                                Contract Value at the end of each following
                                fifth Contract Year. (In each case increased by
                                later Purchase Payments and reduced by later
                                withdrawals or amount applied to an annuity pay
                                out.)
                                Your Beneficiary(ies) receive the death benefit
                                as either:
                                (1) A lump sum that must be made within five (5)
                                years of your death. or
                                (2) Annuity income under Annuity Income Options
                                One, Two or Five described in Article 7 of the
                                Contract. If your Beneficiary(ies) chooses one
                                of the Annuity income options:
                                - Payments must begin within one year of your
                                death (However, your spouse may delay
                                commencement of payments up to the date that you
                                would have reached 70 1/2.)
                                - The guaranteed period under Option Two or the
                                designated period under Option Five may not be
                                longer than the Beneficiary's life expectancy
                                under applicable tables specified by the
                                Internal Revenue Service.
                                - The Contract Value on the date of the first
                                Annuity payment will be used to determine the
                                amount of the death benefit.
                                If your spouse is your sole Beneficiary, he or
                                she may choose to succeed to your rights as
                                Owner rather than to take the death benefit. If
                                you have more than one Beneficiary living at the
                                time of your death, each will share the proceeds
                                of the death benefit equally unless you elect
                                otherwise.
                                If you outlive all of your Beneficiaries, the
                                death benefit will be paid to your estate in a
                                lump sum. No Beneficiary shall have the right to
                                assign or transfer any future payments under the
                                Options, except as provided in the election or
                                by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

     - Your Beneficiary(ies) and you die at the same time.

     - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due proof of your death is received by Security First Life.


Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

     - have all the remaining rights and powers under a Contract, and

     - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

--------------------------------------------------------------------------------

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

                                Additional tax information is included in the SAI. (Neither
For purposes of this            this Prospectus nor the SAI addresses state, local or
Prospectus, qualified plans     foreign tax matters.)
include:
                                GENERAL TAXATION OF ANNUITIES
- SECTION 401 PLANS (pension
  and profit-sharing plans,     Congress has recognized the value of saving for retirement
  including plans for the       by providing certain tax benefits, in the form of tax
  self-employed)                deferral, for money put into an annuity. The Internal
                                Revenue Code (the "Code") governs how this money is
- SECTION 403(b) PLANS          ultimately taxed. There are different rules for Qualified
  (tax-deferred annuities)      and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.
- SECTION 457 PLANS
  (deferred compensation        You generally will not be taxed on increases in the value of
  plans)                        your Contract until a distribution occurs -- either as a
                                withdrawal or as an Annuity payment. This concept is known
- TRADITIONAL INDIVIDUAL        as tax deferral. In addition, Security First Life will not
  RETIREMENT ACCOUNTS AND       be taxed on the investment income and capital gains of the
  ANNUITIES ("IRAS")            Separate Account.

- ROTH IRAS                     NON-QUALIFIED CONTRACTS
Please note that the terms      If you are the owner of a Non-qualified Contract, you
of your particular plan, IRA    do not receive any tax benefit (deduction or
or Roth IRA may limit your      deferral of income) on Purchase Payments (for
rights otherwise available      example, there is no deduction available
under the Contract.             for Purchase Payments), but you will not be taxed on
                                increases in the value of your Contract until a distribution occurs -- either as a withdrawal (that is, a distribution made prior to Annuitization) or as Annuity payments.

A NON-QUALIFIED CONTRACT is
a Contract that is purchased
on an individual basis with
after-tax dollars and not       Any direct or indirect borrowing against the value of the
under one of the programs       Contract or pledging of the Contract as security for a loan
listed above in the             will be treated as a cash distribution under the tax law. A
description of a Qualified      lump sum taken in lieu of remaining Annuity payments will be
Contract.                       treated as a withdrawal for tax purposes.
                                If a Non-qualified Contract is owned by someone
                                other than an individual (for example, by a
                                corporation), the Contract will generally not be
                                treated as an annuity for tax purposes. For
                                these entities, any increases in the value of
                                the Contract attributable to Purchase Payments
                                made after February 28, 1986 are includible in
                                the Owner's annual income.

  Earnings are the income       WITHDRAWALS
  that your Contract
  generates.                    If you make a partial withdrawal, for tax purposes, the
                                amount withdrawn will generally be treated as first coming
  There is income in the        from earnings and then from your Purchase Payments. These
  Contract to the extent the    withdrawn earnings are includible in your gross income and
  Contract Value exceeds        are taxed at ordinary income rates.
  your investment in the
  Contract. The investment      ANNUITY DISTRIBUTIONS
  in the Contract equals the
  total Purchase Payments       When you receive an Annuity payment, part of each payment is
  you paid less any amount      considered a return of your Purchase Payments and will not
  received previously which     be taxed. The remaining portion of the Annuity payment (that
  was excludible from gross     is, any earnings) is included in your gross income and will
  income.                       be considered ordinary income for tax purposes.
                                How the Annuity payment is divided between
                                taxable and non-taxable portions depends upon
                                the period over which the Annuity payments are
                                expected to be made. Annuity payments received
                                after you have received all of your premium
                                payments are fully includible in income.
                                EARLY SURRENDER PENALTY
                                The Code also provides that income distributed
                                as an Annuity or lump sum withdrawal from a
                                Non-qualified Contract may be subject to a
                                penalty. The amount of the penalty is equal to
                                10% of the amount that is includible in income.
                                Some withdrawals will be exempt from the
                                penalty. They include any amounts:
                                - paid on or after the date you reach age 59
                                1/2;
                                - paid to your Beneficiary(ies) after you die;
                                - paid if you become totally disabled (as that
                                term is defined in the Code);
                                - paid in a series of substantially equal
                                payments made annually (or more frequently)
                                under a life or joint life expectancy Annuity;
                                - paid under an immediate Annuity;
                                - which come from Purchase Payments made prior
                                to August 14, 1982. (Other exceptions to the
                                penalty may be available, and if you are not yet
                                age 59 1/2, you should consult your tax advisor
                                to determine whether you have met all of the
                                requirements for any particular exception.) The
                                penalty also will be imposed if you elect to
                                receive payments in substantially equal
                                installments as a life or life expectancy
                                Annuity prior to age 59 1/2 and then change the
                                method of distribution before you reach the age
                                of 59 1/2. You will be assessed the penalty even
                                after age 59 1/2 if payments have not continued
                                for five years. If you are issued multiple
                                annuity contracts within a calendar year by one
                                company or its affiliates, the tax law may treat
                                these contracts as one annuity contract for
                                purposes of determining your tax on any
                                distribution. This treatment may result in
                                adverse tax consequences for you.

                                QUALIFIED CONTRACTS

[SIDE BAR: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral.]

                                The full amount of all distributions received from a Section 401, 403(b), 457 plan or IRA
                                (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover to the Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

  MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, 403(b) or 457 plan or a traditional IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, in some cases, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

  EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                                            TYPE OF PLAN
-----------------------------------------------------------------------------------------------------------
                                                               401             403(B)            IRA
-----------------------------------------------------------------------------------------------------------
 After you die                                                  X                X                X
 (paid to your Beneficiary(ies))
-----------------------------------------------------------------------------------------------------------
 After you become totally disabled                              X                X                X
 (as defined in the Code)
-----------------------------------------------------------------------------------------------------------
 If you separate from service after you reach age 55            X                X
-----------------------------------------------------------------------------------------------------------
 In a series of substantially equal payments made               X                X                X
 annually                                                     (after
 (or more frequently) under a life or joint life            separation
 expectancy Annuity                                       from service)
-----------------------------------------------------------------------------------------------------------
 Pursuant to a domestic relations order                         X                X
-----------------------------------------------------------------------------------------------------------

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or joint life expectancy Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years.

Distributions before age 59 1/2 generally are not permitted under Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans as not subject to the penalty tax for early withdrawals.

  ROLLOVERS OF PLAN CONVERSIONS

You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:


--------------------------------------------------------------------------------------------
DISTRIBUTION FROM:                MAY BE ROLLED INTO:
--------------------------------------------------------------------------------------------
  - Section 401 plan              Another Section 401 plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - Section 403(b) plan           Another Section 403(b) plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - IRA                           Another IRA;
                                  a Roth IRA (under certain conditions); or
                                  a Section 401 or 403(b) plan if the IRA contains only
                                    permissible rollover amounts
--------------------------------------------------------------------------------------------

  DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

  MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan or a Section 403(b) plan, Security First Life is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     - paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     - paid over a period of 10 years or more;

     - necessary to satisfy the minimum distribution requirements; or

     - certain contributions from Section 401 and Section 403(b) plans paid as hardship distributions.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, Security First Life is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

  OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You may also revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. Security First Life will notify you at least annually of your right to revoke or reinstate tax withholding.

  TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide Security First Life (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

--------------------------------------------------------------------------------

                                  VOTING RIGHTS
--------------------------------------------------------------------------------

As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

Security First Life will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. Security First Life will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

--------------------------------------------------------------------------------

                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2000, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page 38.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

The Insurance Company.......................................   3
The Separate Account........................................   3
Net Investment Factor.......................................   3
Annuity Payments............................................   3
Additional Federal Income Tax Information...................   5
Obtaining Tax Advice........................................   6
Underwriters, Distribution of the Contracts.................   6
Calculation of Performance Data.............................   6
Voting Rights...............................................   8
Safekeeping of Securities...................................   8
Servicing Agent.............................................   8
Independent Auditors........................................   8
Legal Matters...............................................   8
State Regulation of Security First Life.....................   9
Financial Statements........................................   9

                                                     '33 Act File No. 33-7094








                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



          ------------------------------------------------------------

          SECURITY FIRST CAPITAL STRATEGIST VARIABLE ANNUITY CONTRACTS

          ------------------------------------------------------------




                      SECURITY FIRST LIFE INSURANCE COMPANY




                               May 1, 2000




This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2000, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 284-4536.

                                TABLE OF CONTENTS



                                                         Page
-------------------------------------------------------------

The Insurance Company                                     3

The Separate Account                                      3

Net Investment Factor                                     3

Annuity Payments                                          4

Additional Federal Income Tax Information                 6

Obtaining Tax Advice                                      7

Underwriters, Distribution of the Contracts               7

Calculation of Performance Data                           7

Voting Rights                                             9

Safekeeping of Securities                                 9

Servicing Agent                                           9

Independent Auditors                                     10

Legal Matters                                            10

State Regulation of Security First Life                  10

Financial Statements                                     10

THE INSURANCE COMPANY



Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG, the parent of Security First Life, is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company, with assets under management of $420 billion at December 31, 1999.


THE SEPARATE ACCOUNT

The Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and group variable annuity contracts on Forms SF1700, SF135 R2C, of 135PB2, SF 137 SF 224FL, SF 226R1, SF 230, SF 234
and SF 236. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contracts.

Amounts allocated to the Separate Account under the Contracts are invested in the securities of SEVENTEEN FUNDS: (i) THE FEDERATED EQUITY INCOME FUND II, FEDERATED AMERICAN LEADERS FUND II, FEDERATED GROWTH STRATEGY FUND II, AND FEDERATED HIGH INCOME BOND FUND II OF THE FEDERATED INSURANCE SERIES; (ii) AIM V.I. BALANCED FUND, AIM V.I. CAPITAL APPRECIATION FUND, AIM V.I. VALUE FUND, AND AIM V.I. INTERNATIONAL EQUITY FUND OF THE AIM VARIABLE INSURANCE FUNDS; (iii) OPPENHEIMER STRATEGIC BOND FUND/VA, OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA, OPENHEIMER SMALL CAP GROWTH FUND/VA, AND OPPENHEIMER MONEY FUND/VA OF THE OPPENHEIMER VARIABLE ACCOUNTS FUNDS; (iv) GROWTH PORTFOLIO OF THE FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND; (v) INDEX 500 PORTFOLIO OF THE FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II; (vi) THE BLACKROCK EQUITY SERIES AND BLACKROCK U.S. GOVERNMENT INCOME SERIES OF THE SECURITY FIRST TRUST; AND (vii) VAN KAMPEN STRATEGIC STOCK PORTFOLIO OF THE VAN KAMPEN LIFE INVESTMENT TRUST.

The Separate Account is divided into a number of Series of Accumulation and Annuity Units, seventeen of which are offered under the Contracts: (i) the Federated Equity Income Fund II, Federated American Leaders Fund II, Federated Growth Strategy Fund II, and Federated High Income Bond Fund II of the Federated Insurance Series; (ii) AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Value Fund, and AIM V.I. International Equity fund of the AIM Variable Insurance Funds; (iii) Oppenheimer Small Cap Growth Fund/VA, Oppenheimer Strategic Bond Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, and Oppenheimer Money Fund/VA of the Oppenheimer Variable Accounts Funds; (iv) Growth Portfolio of the Fidelity Investments Variable Insurance Products Fund; (v) Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (vi) The BlackRock Equity Series and BlackRock U.S. Government Income Series of the Security First Trust; and (vii) Van Kampen Strategic Stock Portfolio of the Van Kampen Life Investment Trust.


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for administration fees, mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits


The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------

YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946- 1965                             AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS

----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the Prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from [0% TO 8.5%.] Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to Security First Financial, Inc.

CALCULATION OF PERFORMANCE DATA

a. Money Fund. The historical yield of the Money Fund of the Separate Account for the seven-day period ended December 31, 1999, was [2.17 %]. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre- existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Fund of the Separate Account for the seven-day period ended December 31, 1999, was [ 2.20%]. This effective yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                  365/7
        EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)      - 1.


b. Other Series. The hypothetical average annual total return as of December 31, 1999, of the other Series in the Separate Account that fund the Contracts are as follows:

                          AVERAGE ANNUAL TOTAL RETURNS
                                                                                  Inception
                                 1 year      3 years     5 years     10 years      to date
                                 ------      -------     -------     --------     ---------
AIM V.I. Capital                 43.21%       23.71%      24.19%         N/A         20.93% (5/5/93)
Appreciation
Fund

AIM V.I.                         17.91          N/A         N/A          N/A         18.22 (5/1/98)
Balanced Fund

AIM V.I. Value                   28.50        27.21       25.83          N/A         21.67 (5/5/93)
Fund

AIM V.I.                         53.64        22.78       20.53          N/A         17.42 (5/5/93)
International
Equity Fund

Federated Equity                 16.99          N/A         N/A          N/A         16.83 (1/1/97)
Income Fund II

Federated High                    0.91         4.75        9.08          N/A          6.82 (3/1/94)
Income Bond
Fund II

Federated                         5.27        17.01       20.57          N/A         16.82 (2/1/94)
American
Leaders Fund II

Federated Growth                 71.02        35.61         N/A          N/A         31.92 (11/1/95)
Strategy Fund II

Oppenheimer                      45.16          N/A         N/A          N/A         21.34 (5/1/98)
Small Cap
Growth Fund

Oppenheimer                      20.31         17.67        N/A          N/A         24.40 (7/5/95)
Main Street
Growth &
Income Fund VA

Oppenheimer                       3.56          3.78       3.86          N/A          4.42 (4/3/85)
Money Fund/VA

Oppenheimer                       1.43          3.37       6.85          N/A          4.78 (5/1/98)
Strategic Bond
Fund/VA

Growth Portfolio                 35.57         31.48      28.05          N/A         17.36 (10/9/86)

Index 500 Portfolio              18.86         25.35      26.50          N/A         19.67 (8/27/92)

Equity Series                    19.07         22.74      22.50          N/A         15.65 (5/19/93)

U.S. Govt. Income                 3.98          2.42       4.25          N/A          2.55 (5/19/93)
Series

Van Kampen                       -1.87           N/A        N/A          N/A          6.93 (11/3/97)
Strategic Stock
Portfolio


Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the formula:

                                 P(1+T)(n) = ERV

Where:

          P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years ERV = ending redeemable value of a hypothetical $1,000 made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns takes into consideration recurring charges. It does not include any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

Several Fund advisors have agreements to waive a portion of their fees or to reimburse the series for certain operating expenses. See the Fund Prospectuses and Statements of Additional Information for specific details. Fee waivers and reimbursement of expenses to a series increase average total returns, and repayment of such reimbursements reduces these returns.

Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS


The financial statements and the related financial statement schedules of Security First Life Insurance Company at December 31, 1998 and 1999 included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing elsewhere in the registration statement, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036. Prior to January 31, 1998, such legal matters were passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.

STATE REGULATION OF SECURITY FIRST LIFE


Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.


In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus.

THE SEPARATE ACCOUNT HAS A TOTAL OF FORTY SERIES AS OF THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION.

                                        SECURITY FIRST LIFE INSURANCE COMPANY

                                        (A WHOLLY OWNED SUBSIDIARY OF
                                        METROPOLITAN LIFE INSURANCE COMPANY)

                                        FINANCIAL STATEMENTS FOR THE YEARS ENDED
                                        DECEMBER 31, 1999 AND 1998 AND
                                        INDEPENDENT AUDITORS' REPORT

                         Report of Independent Auditors




Board of Directors
Security First Life Insurance Company


We have audited the accompanying balance sheets of Security First Life Insurance Company (the Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche, LLP

Los Angeles, Calfornia
February 4, 2000


SECURITY FIRST LIFE INSURANCE COMPANY

BALANCE SHEETS

                                                                                   December 31,
                                                                            1999                  1998
                                                                       --------------        --------------
                                                                                  (In thousands)
ASSETS
INVESTMENTS
    Fixed maturities                                                   $   1,838,339         $   2,092,183
    Mortgage loans                                                           352,760               165,167
    Policy loans                                                              32,280                28,715
    Short-term investments                                                    66,380                50,520
    Other investments                                                          1,452                 1,152
                                                                       --------------        --------------
                                                                           2,291,211             2,337,737

CASH AND CASH EQUIVALENTS                                                      2,557                36,931

Accrued investment income                                                     33,423                36,486

DEFERRED POLICY ACQUISITION COSTS                                            182,734               104,658

OTHER ASSETS
    Assets held in separate accounts                                       2,049,335             1,492,885
    Property under capital lease                                               8,360                 8,940
    Other                                                                      4,297                 1,657
                                                                       --------------        --------------
                                                                           2,061,992             1,503,482
                                                                       --------------        --------------
                                                                       $   4,571,917         $   4,019,294
                                                                       ==============        ==============


SECURITY FIRST LIFE INSURANCE COMPANY

BALANCE SHEETS (Continued)

                                                                                   December 31,
                                                                            1999                  1998
                                                                       --------------        --------------
                                                                                  (In thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
    Policyholder liabilities                                           $   2,247,045         $   2,202,198
    Liabilities related to separate accounts                               2,049,335             1,492,885
    Obligation under capital lease                                            14,777                15,130
    Notes payable to parent                                                   35,000                35,000
    Federal income taxes                                                      21,280                38,800
    Other                                                                      5,075                 7,499
                                                                       --------------        --------------
                                                                           4,372,512             3,791,512

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
    Preferred stock, $1 par value
       Authorized, issued and outstanding -- 200,000 shares                      200                   200
    Common stock, $200 par value
       Authorized -- 15,000 shares
       Issued and outstanding -- 11,000 shares                                 2,300                 2,200
    Additional paid-in capital                                                48,047                48,147
    Retained earnings                                                        161,266               149,305
    Accumulated other comprehensive income (loss)                            (12,408)               27,930
                                                                       --------------        --------------
                                                                             199,405               227,782
                                                                       --------------        --------------
                                                                       $   4,571,917         $   4,019,294
                                                                       ==============        ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF INCOME

                                                                                Year Ended December 31,
                                                                             1999                 1998
                                                                       --------------        --------------
                                                                                  (In thousands)
REVENUES
    Net investment income                                              $     166,907         $     165,749
    Annuity product income                                                    30,282                22,125
    Net realized investment gains                                              2,875                25,010
                                                                       --------------        --------------
                                       TOTAL REVENUES                        200,064               212,884


BENEFITS AND EXPENSES
    Interest credited to policyholders                                       109,568               112,834
    Benefits in excess of policyholder liabilities                             5,451                 4,876
    Amortization of deferred policy acquisition costs                         23,948                35,609
    Operating expenses                                                        30,169                29,116
                                                                       --------------        --------------
                          TOTAL BENEFITS AND EXPENSES                        169,136               182,435
                                                                       --------------        --------------

                     Income before income tax expense                         30,928                30,449

Income tax expense (benefit)
    Current                                                                    5,706                12,584
    Deferred                                                                   3,261                (3,093)
                                                                       --------------        --------------
                                                                               8,967                 9,491
                                                                       --------------        --------------

                                           NET INCOME                  $      21,961         $      20,958
                                                                       ==============        ==============


The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                                         Accumulated
                                                                    Additional                              Other         Total
                                          Preferred       Common      Paid-in  Comprehensive   Retained  Comprehensive Stockholder's
                                            Stock         Stock       Capital   Income(Loss)   Earnings  Income (Loss)   Equity
                                         ------------ ------------ ------------ ------------ ------------ ------------ ------------
                                                                               (In thousands)

Balance at January 1, 1998                       200        2,200       48,147                   128,347       34,830      213,724

Comprehensive income (loss):
   Net income                                                                   $    20,958       20,958                    20,958
   Other comprehensive loss:
     Unrealized investment losses, net of
     related adjustments and income taxes                                            (6,900)                   (6,900)      (6,900)
                                                                                ------------
         Total comprehensive income                                             $    14,058
                                         ------------ ------------ ------------ ============ ------------ ------------ ------------

Balance at December 31, 1998                     200        2,200       48,147                   149,305       27,930      227,782

Recapitalization                                              100         (100)
Dividend to parent                                                                               (10,000)                  (10,000)
Comprehensive income (loss):
   Net income                                                                   $    21,961       21,961                    21,961
   Other comprehensive loss:
     Unrealized investment losses, net of
     related adjustments and income taxes                                           (40,338)                  (40,338)     (40,338)
                                                                                ------------
         Total comprehensive loss                                               $   (18,377)
                                         ------------ ------------ ------------ ============ ------------ ------------ ------------
Balance at December 31, 1999             $       200  $     2,300  $    48,047               $   161,266  $   (12,408) $   199,405
                                         ===========  ============ ============              ============ ============ ============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

                                                                              Year Ended December 31,
                                                                            1999                 1998
                                                                       --------------        --------------
                                                                                (In thousands)
OPERATING ACTIVITIES
    Net income                                                         $      21,961         $      20,958
    Adjustments to reconcile net income to net cash
      provided by operations:
           Net realized investment gains                                      (2,875)              (25,010)
           Depreciation and amortization                                          73                   175
           Accretion of discount and amortization of
             premium on investments                                           (1,402)                 (155)
           Changes in operating assets and liabilities:
                  Accrued investment income                                    3,063                (2,756)
                  Deferred policy acquisition costs                          (12,664)                2,814
                  Other assets                                                (2,800)                 (592)
                  Other liabilities                                            1,431                 4,888
                                                                       --------------        --------------
                                      NET CASH PROVIDED BY
                                      OPERATING ACTIVITIES                     6,787                   322

INVESTING ACTIVITIES
    Fixed maturity securities
       Purchases                                                            (428,007)             (675,821)
       Sales and maturities                                                  559,455               940,671
    Net sale (purchase) of other investments                                     (84)                   79
    Net purchase of short-term investments                                   (15,860)              (28,135)
    Issuance of mortgage loans                                              (194,759)             (165,167)
    Repayment of mortgage loans                                                7,166
    Issuance of policy loans, net                                             (3,565)               (4,506)
                                                                       --------------        --------------
                                      NET CASH PROVIDED BY
                            (USED IN) INVESTING ACTIVITIES                   (75,654)               67,121

FINANCING ACTIVITIES
    Receipts credited to policyholder accounts                               764,303               689,536
    Amounts returned to policyholders                                       (719,456)             (730,779)
    Reduction of capital lease obligation                                       (354)                 (313)
    Dividend paid to parent                                                  (10,000)
                                                                       --------------        --------------
                                      NET CASH PROVIDED BY
                            (USED IN) FINANCING ACTIVITIES                    34,493               (41,556)
                                                                       --------------        --------------

                                    INCREASE (DECREASE) IN
                                 CASH AND CASH EQUIVALENTS                   (34,374)               25,887

Cash and cash equivalents at beginning of year                                36,931                11,044
                                                                       --------------        --------------

                                             CASH AND CASH
                                EQUIVALENTS AT END OF YEAR             $       2,557         $      36,931
                                                                       ==============        ==============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION -- Security First Life Insurance Company (the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG). Effective October 31, 1997, SFG became a wholly-owned subsidiary of Metropolitan Life Insurance Company (MetLife). Prior to that date, SFG was a wholly-owned subsidiary of London Insurance Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

The Company's financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis).

INVESTMENTS -- Investments are reported on the following bases:

     Fixed Maturities -- at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

     For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

     The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

     Mortgage loans -- at amortized cost, net of valuation allowances, if any, which approximates fair value.

     Policy loans -- at unpaid balances, which approximate fair value.

     Short-term investments -- at cost, which approximates fair value.

     Other investments -- at fair value.

Realized gains and losses on disposal of investments are determined on a specific identification basis.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CASH AND CASH EQUIVALENTS -- Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

DEFERRED POLICY ACQUISITION COSTS -- Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

POLICYHOLDER LIABILITIES -- Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                                      Carrying Amount       Estimated Fair Value
                                      ---------------       --------------------

     December 31, 1999                $     2,247,045         $    2,188,033
     December 31, 1998                      2,202,198              2,141,415

NOTES PAYABLE -- Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

INCOME TAXES -- Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNTS -- The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

ANNUITY REVENUES AND BENEFITS -- Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ESTIMATES -- Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS -- In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - DEFERRAL OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 133 (SFAS 137). SFAS 137 defers the provisions of Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (SFAS 133) until January 1, 2001. SFAS 133 requires, among other things, that all derivatives be recognized in the balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 are required to be reported in operations. The Company is in the process of quantifying the impact of SFAS 133 on its financial statements.

In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, ACCOUNTING FOR INSURANCE AND OTHER ENTERPRISES FOR INSURANCE RELATED ASSESSMENTS (SOP 97-3). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. The Company adopted SOP 97-3 effective January 1, 1999. Adoption of SOP 97-3 did not have a material effect on the Company's financial statements.


NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS

The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis. The statutory-basis capital and surplus at December 31, 1999 and 1998 and statutory-basis net income for those years are as follows (in thousands):

                                                        Capital            Net
                                                      and Surplus        Income
                                                      -----------        ------
     December 31, 1999
     -----------------

     Security First Life Insurance Company           $   129,796        $ 17,066


     December 31, 1998
     -----------------

     Security First Life Insurance Company           $   128,520        $  7,674

The Company is incorporated and domiciled in Delaware. The payment of dividends is subject to statutory limitations which are based on statutory-basis net income and surplus levels. At December 31, 1999, the maximum amount of dividends the Company could pay SFG without prior approval from state insurance regulatory authorities is $16,682,000.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS (CONTINUED)

In December 1999, the Company transferred $100,000 of paid-in-capital to common stock to comply with state insurance department requirements. As a result of this transfer the total value of the common stock differs from the par value times the number of shares. This had no impact on the Company's financial position or results of operations.


NOTE 3 -- INVESTMENTS

Unrealized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                                                    December 31
                                                                            1999                  1998
                                                                       --------------        --------------
     Unrealized investment gains (losses)                              $     (43,010)        $      84,001
     Less:   Adjustment for deferred policy acquisition costs                (23,921)               41,491
             Deferred income taxes                                            (6,681)               14,580
                                                                       --------------        --------------
                     Net unrealized investment gains (losses)          $     (12,408)        $      27,930
                                                                       ==============        ==============

Net realized investment gains reported in the accompanying financial statements are as follows (in thousands):

                                                                           1999                  1998
                                                                       --------------        --------------
   Fixed maturities
     Gross gains                                                       $       8,885         $      30,982
     Gross losses                                                             (6,018)               (6,046)
                                                                       --------------        --------------
                                                                               2,867                24,936
   Other investments
     Gross gains                                                                   8                   133
     Gross losses                                                                                      (59)
                                                                       --------------        --------------
                                                                                   8                    74
                                                                       --------------        --------------
                   Net realized investment gains                       $       2,875         $      25,010
                                                                       ==============        ==============

Proceeds from sales of fixed maturities are $559,455,000 and $940,671,000 in 1999 and 1998, respectively.

The amortized cost and fair value of fixed maturities as of December 31, 1999 and 1998 are summarized as follows (in thousands):

                                                                  Gross             Gross
                                               Amortized        Unrealized        Unrealized         Fair
                                                 Cost             Gains             Losses           Value
                                            ---------------   --------------    --------------   --------------
   December 31, 1999
   -----------------
   U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies            $       23,646    $         622     $        (613)   $      23,655
   Debt securities issued by foreign
       governments                                  31,525            2,748              (177)          34,096
   Corporate securities                          1,435,111           11,363           (56,600)       1,389,874
   Mortgage-backed securities                      391,392            6,878            (7,556)         390,714
                                            ---------------   --------------    --------------   --------------
                                            $    1,881,674    $      21,611     $     (64,946)   $   1,838,339
                                            ===============   ==============    ==============   ==============

SECURITY FIRST LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS (CONTINUED)

                                                                  Gross             Gross
                                               Amortized        Unrealized        Unrealized         Fair
                                                 Cost             Gains             Losses           Value
                                            ---------------   --------------    --------------   --------------
   December 31, 1998
   -----------------
   U.S. Treasury securities and
       obligations of U.S. Government
       corporations and agencies            $       68,487    $       4,499     $        (330)    $     72,656
   Debt securities issued by foreign
       governments                                  34,740            1,436            (1,188)          34,988
   Corporate securities                          1,266,178           68,987           (11,737)       1,323,428
   Mortgage-backed securities                      638,873           23,056              (818)         661,111
                                            ---------------   --------------    --------------    -------------
                                            $    2,008,278    $      97,978     $     (14,073)    $  2,092,183
                                            ===============   ==============    ==============    =============

The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1999, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                                   Amortized             Fair
                                                                     Cost                Value
                                                                --------------      --------------
                                                                          (In thousands)
     Due in one year or less                                    $      27,363       $      27,400
     Due after one year through five years                            462,618             457,796
     Due after five years through ten years                           564,124             536,419
     Due after ten years                                              436,177             426,010
     Mortgage-backed securities                                       391,392             390,714
                                                                --------------      --------------
                                                                $   1,881,674       $   1,838,339
                                                                ==============      ==============

Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1999, the Company had no significant concentration of credit risk.

The fair values for fixed maturities are primarily based on values obtained from independent pricing services. Such independent values are not available for private placement securities. The carrying amount of the Company's private placement securities, which is the Company's estimate of fair value, was $275,600,000 and $254,400,000 at December 31, 1999 and 1998, respectively. In order to determine the carrying value of private placement securities, the Company uses market values of public securities of similar credit quality, yields, coupon rate, maturity, type of issue, and other market data.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS (CONTINUED)

Mortgage loans are collateralized by properties located throughout the United States. At December 31, 1999, approximately 12% and 18% of the mortgages were collateralized by properties located in New York and California, respectively. All of the mortgage loans at December 31, 1999, are in good standing, and the Company was not holding any valuation allowances related to such loans. Mortgage loans outstanding at December 31 are summarized as follows (in thousands):

                                                      1999                             1998
                                            -------------------------        ------------------------
               Commercial                   $      306,264       87%         $      145,525       88%
               Agricultural                         46,496       13%                 19,642       12%
                                            --------------   --------        --------------   --------
                                            $      352,760      100%         $      165,167      100%
                                            ==============   ========        ==============   ========

The carrying amount of policy loans and mortgage loans approximates fair value because the interest rates on these loans approximate market rates.

The Company's short-term balances are invested in the Metropolitan Money Market Pool (the Pool) which is managed by MetLife for the benefit of its subsidiaries. The Pool invests solely in instruments having a maturity of one year or less. At December 31, 1999, the interest rate on the Pool was 5.8%.

On February 5, 1998, the Company entered into an interest-rate cap agreement with a large counterparty for the purpose of minimizing exposure to fluctuations in interest rates in its policyholders liabilities. An interest-rate cap is a contract whereby one party agrees to pay a premium at the inception of the contract in exchange for the assumption of risk that the market interest rate will exceed the cap rate. Under the interest-rate cap agreement, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year Constant Maturity Treasury Rate exceeds the interest-rate cap of 7.90% applied to the notional amount of $250,000,000. The 5-year Constant Maturity Treasury Rate was 6.33% as of December 31, 1999, and the fair value of the interest-rate cap as of that date was $114,000. The interest-rate cap agreement expires February 9, 2001.

Any income or expense from the interest-rate cap is recorded on an accrual basis as an adjustment to the yield of the related interest-bearing liabilities in the periods covered by the contract. The Company is exposed to a potential loss in the event of non-performance by the counterparty, although such non-performance is not anticipated.

The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

At December 31, 1999, investment securities having an amortized cost of $5,568,000 were on deposit with various states in accordance with state insurance department requirements.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTE 3 - INVESTMENTS (CONTINUED)

Investment income by major category of investment is summarized as follows (in thousands):
                                                         1999           1998
                                                     ------------   ------------

     Fixed maturities                                $   148,693    $   162,836
     Mortgage loans                                       19,332          3,288
     Policy loans                                          1,806          1,294
     Short-term investments                                2,413          3,795
     Other investments                                       303            443
                                                     ------------   ------------
                                                         172,547        171,656
     Investment expenses                                  (5,640)        (5,907)
                                                     ------------   ------------

                            Net investment income    $   166,907    $   165,749
                                                     ============   ============

The Company has no significant amounts of non-income producing investments.


NOTE 4 -- NOTES PAYABLE

Notes payable consist of the following as of December 31, 1999 and 1998 (in thousands):

     Surplus note due to SFG, 5% annual interest payable
     monthly, principal payable upon regulatory approval            $  25,000

     Surplus note due to SFG, interest based on LIBOR plus
     .75%, interest payable monthly, principal payable upon
     regulatory approval (6.57% at December 31, 1999)                  10,000
                                                                    ----------
                                                                    $  35,000
                                                                    ==========
There are no principal payments due on the notes payable during the next five years.

Interest paid by the Company totaled $1,063,000 in 1999 and $2,150,000 in 1998.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTE 5 -- INCOME TAXES

The liability for federal income taxes includes deferred taxes of $18,771,000 and $36,772,000 at December 31, 1999 and 1998, respectively. Significant components of these deferred taxes are as follows (in thousands):

                                                                           1999               1998
                                                                       ------------       ------------
Deferred tax liabilities:
     Deferred policy acquisition costs                                 $    53,995        $    48,952
     Fixed maturities                                                                          16,788
     Other assets                                                            3,167              3,441
                                                                       ------------       ------------
                            Total deferred tax liabilities                  57,162             69,181

Deferred tax assets:
     Policyholder liabilities                                               11,557             10,095
     Liabilities for separate accounts                                      17,259             16,778
     Fixed maturities                                                        4,111
     Other liabilities                                                       5,172              5,296
     Other, net                                                                292                240
                                                                       ------------       ------------
                                 Total deferred tax assets                  38,391             32,409
                                                                       ------------       ------------

                              Net deferred tax liabilities             $    18,771        $    36,772
                                                                       ============       ============

Income taxes paid by the Company were $5,225,000 in 1999 and $12,401,000 in 1998.

The following is a reconciliation of the federal income tax at the statutory rate of 35% with the income tax provision as shown in the accompanying financial statements (in thousands):
                                                        1999             1998
                                                    ------------    ------------
     Federal income tax at 35%                      $    10,825     $    10,657
     Dividends received deduction                        (1,444)           (905)
     Other                                                 (414)           (261)
                                                    ------------    ------------

             Provision for income tax expense       $     8,967     $     9,491
                                                    ============    ============


NOTE 6 -- CAPITAL LEASE

Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

The property under capital lease is net of accumulated amortization of $9,061,000 in 1999 and $8,481,000 in 1998. Lease amortization expense was $580,000 in 1999 and 1998.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTE 6 -- CAPITAL LEASE (CONTINUED)

The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,694,000 and $1,660,000 for the years ended December 31, 1999 and 1998, respectively. Future payments under the lease are as follows (in thousands):

           2000                                                     $    2,166
           2001                                                          2,166
           2002                                                          2,166
           2003                                                          2,166
           2004                                                          2,166
           Thereafter                                                   20,387
                                                                    -----------
                                 Total minimum rental payments          31,217

                                  Amount representing interest         (16,440)
                                                                    -----------
                      Present value of minimum rental payments      $   14,777
                                                                    ===========


NOTE 7 -- RELATED PARTY TRANSACTIONS

The Company has marketing and administrative agreements with SFG under which SFG provides most of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $58,595,000 and $51,658,000 for 1999 and 1998, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $3,823,000 in 1999 and $3,883,000 in 1998.

The Company has marketing and administrative agreements with MetLife under which the latter provides certain marketing and policyholder administration services. Amounts incurred under these agreements were $7,405,000 in 1999 and $716,000 in 1998.

The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,681,000 and $5,772,000 were paid in 1999 and 1998, respectively, pursuant to these agreements.

In June 1999, the Company paid a dividend of $10,000,000 to its parent.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTE 8 - OTHER COMPREHENSIVE INCOME (LOSS)

The following table sets forth the reclassification adjustments required to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        1999             1998
                                                    ------------    ------------
     Holding gains (losses) on investments
       arising during the year                      $   (59,183)    $    14,394
     Income tax effect of holding losses (gains)         20,714          (5,038)
     Reclassification adjustments:
       Realized gains on investments
         included in net income                          (2,875)        (25,010)
       Income tax effect of realized gains                1,006           8,754
                                                    ------------    ------------

         Net unrealized investment losses           $   (40,338)    $    (6,900)
                                                    ============    ============


NOTE 9 -- IMPACT OF YEAR 2000 (unaudited)

The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has implemented a plan to resolve the issue. The Company believes that, with the modifications made to existing software and conversions to new software and hardware, the Year 2000 will not pose significant operational problems for the Company's computer systems. However, there can be no assurances that the Year 2000 plan of the Company or that of its vendors or third parties have resolved all Year 2000 issues.

INDEPENDENT AUDITORS' REPORT

Board of Directors
Security First Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Security First Life Separate Account A (the "Separate Account") Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC, FE, NG, NP, JW, MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, as of December 31, 1999, and the related statements of operations for the year then ended (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999) and statements of changes in net assets for the periods ended December 31, 1999 and 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Series constituting the Security First Life Separate Account A as of December 31, 1999, and the results of their operations for the year then ended (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period of commencement of operations through December 31, 1999) and the changes in their net assets for the periods ended December 31, 1999 and 1998, in conformity with generally accepted accounting principles.

/S/ Deloitte & Touche, LLP

Los Angeles, California
March 29, 2000

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999


                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments

Security First Trust - Bond Series (6,786,583
  shares at net asset value of $3.71 per share;
  cost $27,106,455)                                   $  25,191,031

Security First Trust - T. Rowe Price Growth and
  Income Series (22,317,788 shares at net asset
  value of $16.15 per share; cost $334,640,818)                       $ 360,352,119

T. Rowe Price Growth Stock Fund, Inc. (3,788,676
  shares at net asset value of $33.27 per share;
  cost $105,815,581)                                                                  $ 126,049,240

T. Rowe Price Prime Reserve Fund, Inc. (1,108,929
  shares at net asset value of $1.00 per share;
  cost $1,108,929)                                                                                    $   1,108,929

T. Rowe Price International Stock Fund, Inc.
  (1,229,297 shares at net asset value of $19.03
  per share; cost $17,797,679)                                                                                        $  23,393,520

Receivable from Security First Life Insurance
  Company for purchases                                       6,922         132,359         123,242             255          58,609

Receivable from Mutual Funds                                  1,844          19,406

Other assets                                                  3,941          12,521
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS        25,203,738     360,516,405     126,172,482       1,109,184      23,452,129


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1999

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES


Payable to Security First Life Insurance Company
  for mortality and expense risk                      $      26,945   $     359,849   $      91,652   $         794   $      16,513

Payable to Security First Life Insurance Company
  for redemptions                                            11,917          47,957          30,481              17          44,810

Payable to Mutual Funds                                       6,787         144,335
                                                      --------------  --------------  --------------  --------------  --------------
                                TOTAL LIABILITIES            45,649         552,141         122,133             811          61,323


NET ASSETS

Cost to Investors

  Series B Accumulation Units                            27,073,513
  Series G Accumulation Units                                           334,252,963
  Series T Accumulation Units                                                           105,816,690
  Series P Accumulation Units                                                                             1,108,373
  Series I Accumulation Units                                                                                            17,794,965
                                                      --------------  --------------  --------------  --------------  --------------

Accumulated undistributed income (loss)
  Net unrealized appreciation (depreciation)             (1,915,424)     25,711,301      20,233,659                       5,595,841
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $  25,158,089   $ 359,964,264   $ 126,050,349   $   1,108,373   $  23,390,806
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1999

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME


Dividends                                             $   1,403,470   $  22,170,067   $  17,837,321   $      45,456   $   1,206,085

Other investment income                                         332          25,546           1,991              40           9,136
                                                      --------------  --------------  --------------  --------------  --------------
                                                          1,403,802      22,195,613      17,839,312          45,496       1,215,221

EXPENSES

Charges for mortality and expense risk                      304,241       4,128,378         983,398           8,764         165,545
                                                      --------------  --------------  --------------  --------------  --------------
                            NET INVESTMENT INCOME         1,099,561      18,067,235      16,855,914          36,732       1,049,676

INVESTMENT GAINS (LOSSES)

  Realized investment gains                                 109,245      12,235,449       5,120,118                         710,854


  Change in unrealized appreciation (depreciation)
    on investments during the year                       (2,136,059)     (7,094,433)         69,326                       4,098,232
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)        (2,026,814)      5,141,016       5,189,444                       4,809,086
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $    (927,253)  $  23,208,251   $  22,045,358   $      36,732   $   5,858,762
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999


                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

  Net investment income                               $   1,099,561   $  18,067,235   $  16,855,914   $      36,732   $   1,049,676

  Realized investment gains                                 109,245      12,235,449       5,120,118                         710,854

  Change in unrealized appreciation (depreciation)
    on investments during the year                       (2,136,059)     (7,094,433)         69,326                       4,098,232
                                                      --------------  --------------  --------------  --------------  --------------

    Increase (decrease) in net assets resulting
      from operations                                      (927,253)     23,208,251      22,045,358          36,732       5,858,762

Increase (decrease) in net assets resulting from
  capital unit transactions                               2,851,209      26,965,828        (910,355)        266,189         (67,784)
                                                      --------------  --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS         1,923,956      50,174,079      21,135,003         302,921       5,790,978

                  NET ASSETS AT BEGINNING OF YEAR        23,234,133     309,790,185     104,915,346         805,452      17,599,828
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $  25,158,089   $ 359,964,264   $ 126,050,349   $   1,108,373   $  23,390,806
                                                      ==============  ==============  ==============  ==============  ==============
The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1998

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------

OPERATIONS

  Net investment income                               $     959,370   $  19,734,169   $  12,109,185   $      43,886   $     504,359

  Realized investment gains (losses)                        (19,304)      7,584,807       3,061,047                         843,474

  Change in unrealized appreciation (depreciation)
    on investments during the year                           84,731      (4,879,643)      6,257,690                         990,607
                                                      --------------  --------------  --------------  --------------  --------------

    Increase in net assets resulting from operations      1,024,797      22,439,333      21,427,922          43,886       2,338,440

Increase (decrease) in net assets resulting from
    capital unit transactions                             9,496,806      51,531,944       4,047,047        (394,702)       (664,319)
                                                      --------------  --------------  --------------  --------------  --------------

          TOTAL INCREASE (DECREASE) IN NET ASSETS        10,521,603      73,971,277      25,474,969        (350,816)      1,674,121

                  NET ASSETS AT BEGINNING OF YEAR        12,712,530     235,818,908      79,440,377       1,156,268      15,925,707
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $  23,234,133   $ 309,790,185   $ 104,915,346   $     805,452   $  17,599,828
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1999

                                                                               Carrying      Unrealized
                                                                                Value        Appreciation        Cost
Series                    Name of Issue                         Shares         (Note A)     (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

   B    Security First Trust Bond Series -- capital shares      6,786,583   $  25,191,031   $  (1,915,424)  $  27,106,455

   G    Security First Trust T. Rowe Price Growth and Income
          Series -- capital shares                             22,317,788   $ 360,352,119   $  25,711,301   $ 334,640,818

   T    T. Rowe Price Growth Stock Fund, Inc. -- capital
          shares                                                3,788,676   $ 126,049,240   $  20,233,659   $ 105,815,581

   P    T. Rowe Price Prime Reserve Fund, Inc. -- capital
          shares                                                1,108,929   $   1,108,929                   $   1,108,929

   I    T. Rowe Price International Stock Fund, Inc. --
          capital shares                                        1,229,297   $  23,393,520   $   5,595,841   $  17,797,679




Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments

  Fidelity Investments - VIP Asset Manager Portfolio
    (11,983,713 shares at net asset value of $18.67
    per share; cost $196,691,865)                     $ 223,735,920

  Fidelity Investments - VIP Growth Portfolio
    (8,205,473 shares at net asset value of $54.93
    per share; cost $294,648,053)                                     $ 450,726,640

  Fidelity Investments - VIP Index 500 Portfolio
    (1,821,921 shares at net asset value of $167.41
    per share; cost $220,681,467)                                                     $ 305,007,745

  Fidelity Investments - VIP Overseas Portfolio
    (947,964 shares at net asset value of $27.44 per
    share; cost $17,553,032)                                                                          $  26,012,138

  Fidelity Investments - VIP Money Market Portfolio
    (38,203,078 shares at net asset value of $1.00 per
    share; cost $38,203,078)                                                                                          $  38,203,078

Receivable from Security First Life Insurance Company
    for purchases                                            66,418         200,407         175,697           2,300         207,900

Receivable from Mutual Funds                                  5,775          15,876          43,752           2,610         122,960

Other assets                                                                 13,758           6,472           5,058         384,094
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS       223,808,113     450,956,681     305,233,666      26,022,106      38,918,032

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1999

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance Company
    for mortality and expense risk                    $     240,925   $     457,117   $     319,041   $      25,853   $      40,922

  Payable to Security First Life Insurance Company
    for redemptions                                          61,044          76,993         114,211           9,080          14,372

  Payable to Mutual Funds                                    33,076         153,684         423,027           3,232         144,229

  Other liabilities                                          13,336
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES           348,381         687,794         856,279          38,165         199,523


NET ASSETS

  Cost to Investors
    Series FA Accumulation Units                        196,415,677
    Series FG Accumulation Units                                        294,190,300
    Series FI Accumulation Units                                                        220,051,109
    Series FO Accumulation Units                                                                         17,524,835
    Series FM Accumulation Units                                                                                         38,718,509

  Accumulated undistributed income
    Net unrealized appreciation                          27,044,055     156,078,587      84,326,278       8,459,106
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $ 223,459,732   $ 450,268,887   $ 304,377,387   $  25,983,941   $  38,718,509
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1999

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------

INVESTMENT INCOME

  Dividends                                           $  13,910,155   $  32,814,425   $   3,290,355   $     720,428   $   1,597,752

  Other investment income (expense)                          14,271         162,995          63,438           2,044          (9,555)
                                                      --------------  --------------  --------------  --------------  --------------
                                                         13,924,426      32,977,420       3,353,793         722,472       1,588,197

EXPENSES

  Charges for mortality and expense risk                  2,609,688       4,386,807       3,103,986         251,694         413,482
                                                      --------------  --------------  --------------  --------------  --------------
                            NET INVESTMENT INCOME        11,314,738      28,590,613         249,807         470,778       1,174,715

INVESTMENT GAINS

  Realized investment gains                               1,839,949       6,545,755       4,894,662         291,342

  Change in unrealized appreciation on investments
    during the year                                       6,030,115      77,794,347      38,917,297       6,748,247
                                                      --------------  --------------  --------------  --------------

                             NET INVESTMENT GAINS         7,870,064      84,340,102      43,811,959       7,039,589
                                                      --------------  --------------  --------------  --------------  --------------


            INCREASE IN NET ASSETS RESULTING FROM
                                       OPERATIONS     $  19,184,802   $ 112,930,715   $  44,061,766   $   7,510,367   $   1,174,715
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

  Net investment income                               $  11,314,738   $  28,590,613   $     249,807   $     470,778   $   1,174,715

  Realized investment gains                               1,839,949       6,545,755       4,894,662         291,342

  Change in unrealized appreciation on investments
    during the year                                       6,030,115      77,794,347      38,917,297       6,748,247
                                                      --------------  --------------  --------------  --------------  --------------

    Increase in net assets resulting from operations     19,184,802     112,930,715      44,061,766       7,510,367       1,174,715

Increase in net assets resulting from capital unit
    transactions                                         20,710,643      55,264,672      69,176,105         663,884       8,554,036
                                                      --------------  --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS        39,895,445     168,195,387     113,237,871       8,174,251       9,728,751

                  NET ASSETS AT BEGINNING OF YEAR       183,564,287     282,073,500     191,139,516      17,809,690      28,989,758
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $ 223,459,732   $ 450,268,887   $ 304,377,387   $  25,983,941   $  38,718,509
                                                      ==============  ==============  ==============  ==============  ==============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1998

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

  Net investment income                               $  15,390,502   $  22,846,012   $   2,345,354   $     990,905   $     991,930

  Realized investment gains                               1,136,760       3,658,231       1,872,638         274,752

  Change in unrealized appreciation on investments
    during the year                                       3,869,393      47,453,828      29,570,696         487,659
                                                      --------------  --------------  --------------  --------------  --------------

    Increase in net assets resulting from operations     20,396,655      73,958,071      33,788,688       1,753,316         991,930

Increase in net assets resulting from capital unit
    transactions                                         29,077,086      27,405,819      63,395,211         819,382       5,318,459
                                                      --------------  --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS        49,473,741     101,363,890      97,183,899       2,572,698       6,310,389


                  NET ASSETS AT BEGINNING OF YEAR       134,090,546     180,709,610      93,955,617      15,236,992      22,679,369
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $ 183,564,287   $ 282,073,500   $ 191,139,516   $  17,809,690   $  28,989,758
                                                      ==============  ==============  ==============  ==============  ==============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1999

                                                                               Carrying
                                                                                Value         Unrealized         Cost
Series                Name of Issue                            Shares          (Note A)      Appreciation      (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------


  FA    Fidelity Investments - VIP Asset Manager Portfolio
          -- capital shares                                    11,983,713   $ 223,735,920   $  27,044,055   $ 196,691,865

  FG    Fidelity Investments - VIP Growth Portfolio --
          capital shares                                        8,205,473   $ 450,726,640   $ 156,078,587   $ 294,648,053

  FI    Fidelity Investments - VIP Index 500 Portfolio --
          capital shares                                        1,821,921   $ 305,007,745   $  84,326,278   $ 220,681,467

  FO    Fidelity Investments - VIP Overseas Portfolio --
          capital shares                                          947,964   $  26,012,138   $   8,459,106   $  17,553,032

  FM    Fidelity Investments - VIP Money Market Portfolio
          -- capital shares                                    38,203,078   $  38,203,078                   $  38,203,078



Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

  Security First Trust - U.S. Government
     Income Series (6,683,726 shares at
     net asset value of $4.82 per share;
     cost $34,990,320)                     $  32,228,326

  Security First Trust - Equity Series
     (6,856,873 shares at net asset value
     of $9.21 per share; cost $49,019,414)                $  63,145,367

  Alger American Small Capitalization
     Portfolio (1,583,775 shares at net
     asset value of $55.15 per share;
     cost $64,184,217)                                                   $  87,345,018

  Scudder International Portfolio (933,038
     shares at net asset value of $20.34
     per share; cost $13,538,450)                                                       $  18,977,998

  Fidelity Investments - VIP Contrafund Portfolio
     (7,543,733 shares at net asset value of $29.15
     per share; cost $151,078,515)                                                                     $ 219,899,818

  Fidelity Investments - VIP Equity Income Portfolio
     (1,422,609 shares at net asset value of $25.71
     per share; cost $33,137,890)                                                                                     $  36,575,287

Receivable from Security First Life
  Insurance Company for purchases                                   430         74,938         32,675        164,742

Receivable from mutual funds                       7,046         12,567            979            287                        16,040

Other assets                                       3,941            351          5,548        221,871         26,216
                                           -------------- -------------- -------------- -------------- -------------- --------------

                            TOTAL ASSETS      32,239,313     63,158,715     87,426,483     19,232,831    220,090,776     36,591,327

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1999

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

  Payable to Security First Life
     Insurance Company for mortality and
     expense risk                          $      34,683  $      64,047  $     120,987  $      21,325  $     239,292  $      42,963

  Payable to Security First Life
     Insurance Company for redemptions            12,954         15,337         18,546          1,439         52,512         22,254

  Payable to Mutual Funds                                                       19,541        119,156        149,201

  Other liabilities                                   71                                                                     13,667
                                           -------------- -------------- -------------- -------------- -------------- --------------
                       TOTAL LIABILITIES          47,708         79,384        159,074        141,920        441,005         78,884


NET ASSETS

  Cost to Investors
     Series SU Accumulation Units             34,953,599
     Series SV Accumulation Units                            48,953,378
     Series AS Accumulation Units                                           64,106,608
     Series SI Accumulation Units                                                          13,651,363
     Series FC Accumulation Units                                                                        150,828,468
     Series FE Accumulation Units                                                                                        33,075,046

   Accumulated undistributed income (loss)
     Net unrealized appreciation
       (depreciation)                         (2,761,994)    14,125,953     23,160,801      5,439,548     68,821,303      3,437,397
                                           -------------- -------------- -------------- -------------- -------------- --------------

    NET ASSETS APPLICABLE TO OUTSTANDING
                        UNITS OF CAPITAL   $  32,191,605  $  63,079,331  $  87,267,409  $  19,090,911  $ 219,649,771  $  36,512,443
                                           ============== ============== ============== ============== ============== ==============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1999

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------

INVESTMENT INCOME

  Dividends                                $   1,835,812  $   2,074,076  $   7,425,518  $   1,048,038  $   5,840,616  $   1,457,862

  Other investment income (expense)                2,878         (9,816)        41,563         28,489         46,296          5,211
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                               1,838,690      2,064,260      7,467,081      1,076,527      5,886,912      1,463,073

EXPENSES

  Charges for mortality and expense risk         415,652        720,902        866,065        164,346      2,336,657        479,910
                                           -------------- -------------- -------------- -------------- -------------- --------------

                   NET INVESTMENT INCOME       1,423,038      1,343,358      6,601,016        912,181      3,550,255        983,163

INVESTMENT GAINS (LOSSES)

  Realized investment gains                       54,787      2,002,168        454,345        142,518        916,728        456,712

  Change in unrealized appreciation
     (depreciation) on investments during
     the year                                 (2,770,882)     7,136,550     18,105,055      4,956,713     33,147,421        (25,221)
                                           -------------- -------------- -------------- -------------- -------------- --------------

           NET INVESTMENT GAINS (LOSSES)      (2,716,095)     9,138,718     18,559,400      5,099,231     34,064,149        431,491
                                           -------------- -------------- -------------- -------------- -------------- --------------

       INCREASE (DECREASE) IN NET ASSETS
               RESULTING FROM OPERATIONS   $  (1,293,057) $  10,482,076  $  25,160,416  $   6,011,412  $  37,614,404  $   1,414,654
                                           ============== ============== ============== ============== ============== ==============


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

  Net investment income                    $   1,423,038  $   1,343,358  $   6,601,016  $     912,181  $   3,550,255  $     983,163

  Realized investment gains                       54,787      2,002,168        454,345        142,518        916,728        456,712

  Change in unrealized appreciation
     (depreciation) on investments during
     the year                                 (2,770,882)     7,136,550     18,105,055      4,956,713     33,147,421        (25,221)
                                           -------------- -------------- -------------- -------------- -------------- --------------

     Increase (decrease) in net assets
       resulting from operations              (1,293,057)    10,482,076     25,160,416      6,011,412     37,614,404      1,414,654

Increase (decrease) in net assets
  resulting from capital unit transactions      (635,379)    (4,085,736)     5,738,963      3,642,268     43,076,409      5,391,237
                                           -------------- -------------- -------------- -------------- -------------- --------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      (1,928,436)     6,396,340     30,899,379      9,653,680     80,690,813      6,805,891

         NET ASSETS AT BEGINNING OF YEAR      34,120,041     56,682,991     56,368,030      9,437,231    138,958,958     29,706,552
                                           -------------- -------------- -------------- -------------- -------------- --------------

               NET ASSETS AT END OF YEAR   $  32,191,605  $  63,079,331  $  87,267,409  $  19,090,911  $ 219,649,771  $  36,512,443
                                           ============== ============== ============== ============== ============== ==============




The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1998

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

  Net investment income                    $   2,006,461  $   8,449,826  $   5,541,957  $     801,671  $   3,329,753  $     844,085

  Realized investment gains                      470,994      2,605,216        102,996         64,102        366,723        138,866

  Change in unrealized appreciation
     (depreciation) on investments during
     the year                                   (431,106)      (368,196)     1,125,962        276,761     23,673,455      1,165,945
                                           -------------- -------------- -------------- -------------- -------------- --------------

  Increase in net assets resulting from
     operations                                2,046,349     10,686,846      6,770,915      1,142,534     27,369,931      2,148,896

Increase (decrease) in net assets
  resulting from capital unit transactions    (2,489,172)    (7,205,804)     8,370,663      1,953,836     36,638,201     10,085,157
                                           -------------- -------------- -------------- -------------- -------------- --------------

 TOTAL INCREASE (DECREASE) IN NET ASSETS        (442,823)     3,481,042     15,141,578      3,096,370     64,008,132     12,234,053

         NET ASSETS AT BEGINNING OF YEAR      34,562,864     53,201,949     41,226,452      6,340,861     74,950,826     17,472,499
                                           -------------- -------------- -------------- -------------- -------------- --------------

               NET ASSETS AT END OF YEAR   $  34,120,041  $  56,682,991  $  56,368,030  $   9,437,231  $ 138,958,958  $  29,706,552
                                           ============== ============== ============== ============== ============== ==============


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1999

                                                                             Carrying        Unrealized
                                                                               Value         Appreciation         Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  SU    Security First Trust U.S. Government Income Series
          -- capital shares                                     6,683,726   $  32,228,326   $  (2,761,994)  $  34,990,320

  SV    Security First Trust Equity Series -- capital shares    6,856,873   $  63,145,367   $  14,125,953   $  49,019,414

  AS    Alger American Small Capitalization Portfolio --
          capital shares                                        1,583,775   $  87,345,018   $  23,160,801   $  64,184,217

  SI    Scudder International Portfolio -- capital shares         933,038   $  18,977,998   $   5,439,548   $  13,538,450

  FC    Fidelity Investments - VIP Contrafund Portfolio --
          capital shares                                        7,543,733   $ 219,899,818   $  68,821,303   $ 151,078,515

  FE    Fidelity Investments - VIP Equity Income Portfolio
          -- capital shares                                     1,422,609   $  36,575,287   $   3,437,397   $  33,137,890



Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.


The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

                                                        Series NG       Series NP       Series JW      Series MFSG*    Series MFSR*
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments

   Neuberger & Berman Genesis Trust
     (53,022 shares at net asset value of $21.04
     per share; cost $1,119,103)                      $   1,115,589

   Neuberger & Berman Partner's Trust
     (96,619 shares at net asset value of $17.98
     per share; cost $1,796,480)                                      $   1,737,205

   Janus Aspen Worldwide Growth Portfolio
     (113,519 shares at net asset value of $47.75
     per share; cost $3,575,840)                                                      $   5,420,546

   MFS Growth with Income Series (491 shares at net
     asset value of $21.31 per share; cost $10,041)                                                   $      10,463

   MFS Research Series (637 shares at net asset
     value of $23.34 per share; cost $14,304)                                                                         $      14,879


Receivable from Security First Life Insurance
     Company for purchases                                                                    4,483                              56

Other assets                                                                                                                  4,010
                                                      --------------  --------------  --------------  --------------  --------------
                                     TOTAL ASSETS         1,115,589       1,737,205       5,425,029          10,463          18,945


*Series MFSG and MFSR commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1999

                                                        Series NG       Series NP       Series JW      Series MFSG*    Series MFSR*
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance Company
     for mortality and expense risk                   $         816   $       1,293   $       3,600   $          11   $          12

  Payable to Mutual Funds                                       110             459           2,879                           4,010
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               926           1,752           6,479              11           4,022


NET ASSETS

   Cost to Investors
     Series NG Accumulation Units                         1,118,177
     Series NP Accumulation Units                                         1,794,728
     Series JW Accumulation Units                                                         3,573,844
     Series MFSG Accumulation Units                                                                          10,030
     Series MFSR Accumulation Units                                                                                          14,348

   Accumulated undistributed income (loss)
     Net unrealized appreciation (depreciation)              (3,514)        (59,275)      1,844,706             422             575
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING

                                 UNITS OF CAPITAL     $   1,114,663   $   1,735,453   $   5,418,550   $      10,452   $      14,923
                                                      ==============  ==============  ==============  ==============  ==============




*Series MFSG and MFSR commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 1999

                                                         Series NG       Series NP      Series JW      Series MFSG*    Series MFSR*
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

  Dividends                                           $       5,824   $     129,575   $       5,329

  Other investment income (expense)                            (792)         (3,179)         (4,041)              1              55
                                                      --------------  --------------  --------------  --------------  --------------

                                                              5,032         126,396           1,288               1              55

EXPENSES

  Charges for mortality and expense risk                      9,116          14,335          26,189              12              12
                                                      --------------  --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (4,084)        112,061         (24,901)            (11)             43

INVESTMENT GAINS (LOSSES)

  Realized investment gains (losses)                        (43,186)          6,155          68,675                             253

  Change in unrealized appreciation (depreciation)
     on investments during the period                        71,114         (18,909)      1,768,384             422             575
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)            27,928         (12,754)      1,837,059             422             828
                                                      --------------  --------------  --------------  --------------  --------------

 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $      23,844   $      99,307   $   1,812,158   $         411   $         871
                                                      ==============  ==============  ==============  ==============  ==============


*Series MFSG and MFSR commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                         Series NG       Series NP      Series JW      Series MFSG*    Series MFSR*
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

  Net investment income (loss)                        $      (4,084)  $     112,061   $    (24,901)   $        (11)   $          43

  Realized investment gains (losses)                        (43,186)          6,155          68,675                             253

  Change in unrealized appreciation (depreciation)
     on investments during the period                        71,114         (18,909)      1,768,384             422             575
                                                      --------------  --------------  --------------  --------------  --------------
     Increase in net assets resulting from operations        23,844          99,307       1,812,158             411             871

Increase (decrease) in net assets resulting from
  capital unit transactions                                 (44,802)        200,852       1,939,234          10,041          14,052
                                                      --------------  --------------  --------------  --------------  --------------
          TOTAL INCREASE (DECREASE) IN NET ASSETS           (20,958)        300,159       3,751,392          10,452          14,923

                NET ASSETS AT BEGINNING OF PERIOD         1,135,621       1,435,294       1,667,158
                                                      --------------  --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $   1,114,663   $   1,735,453   $   5,418,550   $      10,452   $      14,923
                                                      ==============  ==============  ==============  ==============  ==============


*Series MFSG and MFSR commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1998

                                                         Series NG*      Series NP*     Series JW*
                                                      --------------  --------------  --------------
OPERATIONS

  Net investment income                               $      14,537   $      34,456   $      27,048

  Realized investment gains (losses)                         (7,460)          9,874            (908)

  Change in unrealized appreciation (depreciation)
     on investments during the period                       (74,629)        (40,364)         76,323
                                                      --------------  --------------  --------------
     Increase (decrease) in net assets results from
       operations                                           (67,552)          3,966         102,463

Increase in net assets resulting from capital
  unit transactions                                       1,203,173       1,431,328       1,564,695
                                                      --------------  --------------  --------------
                     TOTAL INCREASE IN NET ASSETS         1,135,621       1,435,294       1,667,158

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------
                      NET ASSETS AT END OF PERIOD     $   1,135,621   $   1,435,294   $   1,667,158
                                                      ==============  ==============  ==============




*Series NG and NP commenced operations on January 9, 1998; Series JW commenced operations on January 8, 1998.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1999

                                                                             Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------


  NG    Neuberger & Berman Genesis Trust -- capital shares      53,022      $   1,115,589   $      (3,514)  $   1,119,103

  NP    Neuberger & Berman Partners Trust -- capital shares     96,619      $   1,737,205   $     (59,275)  $   1,796,480

  JW    Janus Aspen Worldwide Growth Portfolio -- capital
          shares                                               113,519      $   5,420,546   $   1,844,706   $   3,575,840

MFSG    MFS Growth with Income Series -- capital shares            491      $      10,463   $         422   $      10,041

MFSR    MFS Research Series -- capital shares                      637      $      14,879   $         575   $      14,304



Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

                                                        Series AC*      Series AB*      Series AV*      Series AI*
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments

   AIM VI Capital Appreciation Fund
     (630 shares at net asset value of $35.58
     per share; cost $20,091)                         $      22,398

   AIM VI Balanced Fund
     (8,678 shares at net asset value of $13.04
     per share; cost $103,903)                                        $     113,162

   AIM VI Value Fund
     (6,629 shares at net asset value of $33.50
     per share; cost $213,485)                                                        $     222,069

   AIM VI International Equity Fund
     (1,186 shares at net asset value of $29.29
     per share; cost $31,910)                                                                         $      34,732

Receivable from Security First Life Insurance
     Company for purchases                                      350                           2,211             350

Other assets                                                                                  8,521           6,516
                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS            22,748         113,162         232,801          41,598


*Series AC, AB, AV and AI commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1999

                                                        Series AC*      Series AB*      Series AV*      Series AI*
                                                      --------------  --------------  --------------  --------------
LIABILITIES

   Payable to Security First Life Insurance Company
     for mortality and expense risk                   $          15   $         120   $        150    $          29

   Payable to Security First Life Insurance Company                                             14

   Payable to Mutual Funds                                                                    8,507           6,516
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES                15             120           8,671           6,545


NET ASSETS

   Cost to Investors
     Series AC Accumulation Units                            20,426
     Series AB Accumulation Units                                           103,783
     Series AV Accumulation Units                                                           215,546
     Series AI Accumulation Units                                                                            32,231

   Accumulated undistributed income
     Net unrealized appreciation                              2,307           9,259           8,584           2,822
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $      22,733   $     113,042   $     224,130   $      35,053
                                                      ==============  ==============  ==============  ==============

*Series AC, AB, AV and AI commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 1999

                                                         Series AC*      Series AB*      Series AV*     Series AI*
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

   Dividends                                          $         215   $       1,778   $       1,594   $         841

   Other investment income                                      350             347           2,261             618
                                                      --------------  --------------  --------------  --------------

                                                                565           2,125           3,855           1,459

EXPENSES

   Charges for mortality and expense risk                        25             321             319              47
                                                      --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME               540           1,804           3,536           1,412

INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses)                                          (153)          4,557           1,530

   Change in unrealized appreciation on investments
     during the period                                        2,307           9,259           8,584           2,822
                                                      --------------  --------------  --------------  --------------
                             NET INVESTMENT GAINS             2,307           9,106          13,141           4,352
                                                      --------------  --------------  --------------  --------------

                 INCREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $       2,847   $      10,910   $      16,677   $       5,764
                                                      ==============  ==============  ==============  ==============


*Series AC, AB, AV and AI commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series AC*      Series AB*      Series AV*       Series AI*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

   Net investment income                              $         540   $       1,804   $       3,536   $       1,412

   Realized investment gains (losses)                                          (153)          4,557           1,530

   Change in unrealized appreciation on investments
     during the period                                        2,307           9,259           8,584           2,822
                                                      --------------  --------------  --------------  --------------
     Increase in net assets resulting from operations         2,847          10,910          16,677           5,764

Increase in net assets resulting from capital unit
     transactions                                            19,886         102,132         207,453          29,289
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS            22,733         113,042         224,130          35,053

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------
                      NET ASSETS AT END OF PERIOD     $      22,733   $     113,042   $     224,130   $      35,053
                                                      ==============  ==============  ==============  ==============





*Series AC, AB, AV and AI commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1999

                                                                             Carrying
                                                                               Value         Unrealized           Cost
Series                   Name of Issue                         Shares         (Note A)       Appreciation       (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  AC    AIM VI Capital Appreciation Fund -- capital shares            630   $      22,398   $       2,307   $      20,091

  AB    AIM VI Balanced Fund -- capital shares                      8,678   $     113,162   $       9,259   $     103,903

  AV    AIM VI Value Fund -- capital shares                         6,629   $     222,069   $       8,584   $     213,485

  AI    AIM VI International Equity Fund -- capital shares          1,186   $      34,732   $       2,822   $      31,910




Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

                                                        Series FDE*    Series FDH*     Series FDA*     Series FDG*
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments

   Federated Equity Income Fund II
     (2,082 shares at net asset value of $16.28
     per share; cost $31,348)                         $      33,901

   Federated High Income Bond Fund II
     (7,350 shares at net asset value of $10.24
     per share; cost $74,968)                                         $      75,269

   Federated American Leaders Fund II
     (2,942 shares at net asset value of $20.82
     per share; cost $59,186)                                                         $     61,254

   Federated Growth Strategy Fund II
     (5,316 shares at net asset value of $30.88
     per share; cost $130,036)                                                                        $     164,150

Receivable from Security First Life Insurance
     Company for purchases                                                      228

Other assets                                                                    189
                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS            33,901          75,686          61,254         164,150

*Series FDE, FDH, FDA and FDG commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1999

                                                        Series FDE*    Series FDH*     Series FDA*     Series FDG*
                                                      --------------  --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance Company
     for mortality and expense risk                   $          36   $          69   $          56   $         160

  Payable to Security First Life Insurance Company                              189              13              16
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES                36             258              69             176


NET ASSETS

  Cost to Investors
     Series FDE Accumulation Units                          31,312
     Series FDH Accumulation Units                                           75,127
     Series FDA Accumulation Units                                                           59,117
     Series FDG Accumulation Units                                                                          129,860

  Accumulated undistributed income
     Net unrealized appreciation                              2,553             301           2,068          34,114
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $      33,865   $      75,428   $      61,185   $     163,974
                                                      ==============  ==============  ==============  ==============



*Series FDE, FDH, FDA and FDG commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series FDE*    Series FDH*     Series FDA*     Series FDG*
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

  Other investment income                             $          71   $         242                   $         357
                                                      --------------  --------------                  --------------
                                                                 71             242                             357

EXPENSES

  Charges for mortality and expense risk                        120             132   $         113             386
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)               (49)            110            (113)            (29)

INVESTMENT GAINS

  Realized investment gains                                                     215

  Change in unrealized appreciation on investments
     during the period                                        2,553             301           2,068          34,114
                                                      --------------  --------------  --------------  --------------
                             NET INVESTMENT GAINS             2,553             516           2,068          34,114
                                                      --------------  --------------  --------------  --------------
                 INCREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $       2,504   $         626   $       1,955   $      34,085
                                                      ==============  ==============  ==============  ==============

*Series FDE, FDH, FDA and FDG commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series FDE*    Series FDH*     Series FDA*     Series FDG*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

  Net investment income (loss)                        $         (49)  $         110   $        (113)  $         (29)

  Realized investment gains                                                     215

  Change in unrealized appreciation on
     investments during the period                            2,553             301           2,068          34,114
                                                      --------------  --------------  --------------  --------------

     Increase in net assets resulting from
       operations                                             2,504             626           1,955          34,085

Increase in net assets resulting from capital
     unit transactions                                       31,361          74,802          59,230         129,889
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS            33,865          75,428          61,185         163,974

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------
                      NET ASSETS AT END OF PERIOD     $      33,865   $      75,428   $      61,185   $     163,974
                                                      ==============  ==============  ==============  ==============




*Series FDE, FDH, FDA and FDG commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1999

                                                                             Carrying
                                                                               Value         Unrealized           Cost
Series                   Name of Issue                         Shares         (Note A)       Appreciation       (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 FDE    Federated Equity Income Fund II -- capital shares       2,082       $      33,901   $       2,553   $      31,348

 FDH    Federated High Income Bond Fund II -- capital shares    7,350       $      75,269   $         301   $      74,968

 FDA    Federated American Leaders Fund II -- capital shares    2,942       $      61,254   $       2,068   $      59,186

 FDG    Federated Growth Strategy Fund II -- capital shares     5,316       $     164,150   $      34,114   $     130,036



Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

                                                        Series OB*      Series OG*      Series OM*      Series OS*      Series OSM*
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments

  Oppenheimer Bond Fund (694 shares at net asset
     value of $11.52 per share; cost $8,009)          $       8,001

  Oppenheimer Main Street Growth and Income Fund
     (5,945 shares at net asset value of $24.63 per
     share; cost $138,157)                                            $     146,424

  Oppenheimer Money Fund (365,850 shares at net
     asset value of $1.00 per share; cost $365,850)                                   $     365,850

  Oppenheimer Strategic Bond Fund (2,565 shares
     at net asset value of $4.97 per share; cost
     $12,721)                                                                                         $      12,749

  Oppenheimer Small Capital Growth Fund (3,426
     shares at net asset value of $14.07 per share;
     cost $39,950)                                                                                                    $      48,200

Dividends receivable                                                                          2,833

Receivable from Security First Life Insurance Company
  for purchases                                                                  88                                           1,006

Other assets                                                  3,007           6,015          35,086           2,006
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS            11,008         152,527         403,769          14,755          49,206


*Series OB, OG, OM, OS and OSM commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1999

                                                        Series OB*      Series OG*      Series OM*      Series OS*      Series OSM*
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance Company
     for mortality and expense risk                   $           6   $         125   $         574   $          11   $          49

  Payable to Security First Life Insurance
     Company for redemptions                                                     14                                              69

  Payable to Mutual Funds                                     3,006           6,015          35,086           2,006

  Other liabilities                                                                              17
                                                      --------------  --------------  --------------  --------------  --------------
                                TOTAL LIABILITIES             3,012           6,154          35,677           2,017             118


NET ASSETS

  Cost to Investors
     Series OB Accumulation Units                             8,004
     Series OG Accumulation Units                                           138,106
     Series OM Accumulation Units                                                           368,092
     Series OS Accumulation Units                                                                            12,710
     Series OSM Accumulation Units                                                                                           40,838

  Accumulated undistributed income (loss)
     Net unrealized appreciation (depreciation)                  (8)          8,267                              28           8,250
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $       7,996   $     146,373   $     368,092   $      12,738   $      49,088
                                                      ==============  ==============  ==============  ==============  ==============

*Series OB, OG, OM, OS and OSM commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series OB*      Series OG*      Series OM*      Series OS*      Series OSM*
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

  Dividends                                                                           $       4,865

  Other investment income                             $           1   $         175             607   $          70   $       2,608
                                                      --------------  --------------  --------------  --------------  --------------
                                                                  1             175           5,472              70           2,608

EXPENSES

  Charges for mortality and expense risk                          6             290           1,374              22              87
                                                      --------------  --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)                (5)           (115)          4,098              48           2,521

INVESTMENT GAINS (LOSSES)

  Realized investment gains (losses)                            (13)            317                              57           1,183

  Change in unrealized appreciation (depreciation)
     on investments during the period                            (8)          8,267                              28           8,250
                                                      --------------  --------------                  --------------  --------------
                    NET INVESTMENT GAINS (LOSSES)               (21)          8,584                              85           9,433
                                                      --------------  --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $         (26)  $       8,469   $       4,098   $         133   $      11,954
                                                      ==============  ==============  ==============  ==============  ==============


*Series OB, OG, OM, OS and OSM commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series OB*      Series OG*      Series OM*      Series OS*      Series OSM*
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

  Net investment income (loss)                        $          (5)  $        (115)  $       4,098              48           2,521

  Realized investment gains (losses)                            (13)            317                              57           1,183

  Change in unrealized appreciation (depreciation)
     on investments during the period                            (8)          8,267                              28           8,250
                                                      --------------  --------------  --------------  --------------  --------------
     Increase (decrease) in net assets resulting
       from operations                                          (26)          8,469           4,098             133          11,954

Increase in net assets resulting from capital
     unit transactions                                        8,022         137,904         363,994          12,605          37,134
                                                      --------------  --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS             7,996         146,373         368,092          12,738          49,088

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------  --------------
                      NET ASSETS AT END OF PERIOD     $       7,996   $     146,373   $     368,092   $      12,738   $      49,088
                                                      ==============  ==============  ==============  ==============  ==============






*Series OB, OG, OM, OS and OSM commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1999

                                                                             Carrying        Unrealized
                                                                               Value         Appreciation         Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)      (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 OB     Oppenheimer Bond Fund -- capital shares                       694   $       8,001   $          (8)  $       8,009

 OG     Oppenheimer Main Street Growth & Income --
          capital shares                                            5,945   $     146,424   $       8,267   $     138,157

 OM     Oppenheimer Money Fund -- capital shares                  365,850   $     365,850                   $     365,850

 OS     Oppenheimer Strategic Bond Fund -- capital shares           2,565   $      12,749   $          28   $      12,721

 OSM    Oppenheimer Small Capital Growth Fund -- capital
          shares                                                    3,426   $      48,200   $       8,250   $      39,950



Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.





The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

                                                       Series VKEM*    Series VKER*    Series VKS*
                                                      --------------  --------------  --------------
ASSETS

Investments

   Van Kampen Emerging Growth Portfolio
     (408 shares at net asset value of $46.23
     per share; cost $17,630)                         $      18,860

   Van Kampen Enterprise Portfolio
     (78 shares at net asset value of $26.11
     per share; cost $2,025)                                          $       2,025

   Van Kampen Strategic Stock Portfolio
     (255 shares at net asset value of $11.73
     per share; cost $3,009)                                                          $       2,986

Receivable from Security First Life Insurance
     Company for purchases                                      131              11

Other assets                                                                  2,004
                                                      --------------  --------------  --------------
                                     TOTAL ASSETS            18,991           4,040           2,986



*Series VKEM, VKER, and VKS commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1999

                                                       Series VKEM*    Series VKER*    Series VKS*
                                                      --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance
     Company for mortality and expense risk           $          7                    $           4

  Payable to Mutual Funds                                     3,006   $       2,005

  Other liabilities                                           1,316
                                                      --------------  --------------  --------------

TOTAL LIABILITIES                                             4,329           2,005               4


NET ASSETS

   Cost to Investors
     Series VKEM Accumulation Units                          13,432
     Series VKER Accumulation Units                                           2,035
     Series VKS Accumulation Units                                                            3,005

   Accumulated undistributed income (loss)
     Net unrealized appreciation (depreciation)               1,230                             (23)
                                                      --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $      14,662   $       2,035   $       2,982
                                                      ==============  ==============  ==============



*Series VKEM, VKER, and VKS commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 1999

                                                       Series VKEM*    Series VKER*    Series VKS*
                                                      --------------  --------------  --------------
INVESTMENT INCOME

  Other investment income                             $         131   $          11
                                                      --------------  --------------

                                                                131              11

EXPENSES

  Charges for mortality and expense risk                          6                   $           4
                                                      --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)               125              11              (4)


INVESTMENT GAINS (LOSSES)

  Realized investment gains                                                      20

  Change in unrealized appreciation (depreciation)
     on investments during the period                         1,230                             (23)
                                                      --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)             1,230              20             (23)
                                                      --------------  --------------  --------------
      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $       1,355   $          31   $         (27)
                                                      ==============  ==============  ==============



*Series VKEM, VKER, and VKS commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                       Series VKEM*    Series VKER*    Series VKS*
                                                      --------------  --------------  --------------

OPERATIONS

  Net investment income (loss)                        $         125   $          11   $          (4)

  Realized investment gains                                                      20

  Change in unrealized appreciation (depreciation)
     on investments during the period                         1,230                             (23)
                                                      --------------  --------------  --------------

     Increase (decrease) in net assets resulting
       from operations                                        1,355              31             (27)

Increase in net assets resulting from capital unit
     transactions                                            13,307           2,004           3,009
                                                      --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS            14,662           2,035           2,982

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------
                      NET ASSETS AT END OF PERIOD     $      14,662   $       2,035   $       2,982
                                                      ==============  ==============  ==============



*Series VKEM, VKER, and VKS commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1999

                                                                             Carrying        Unrealized
                                                                               Value         Appreciation         Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)      (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 VKEM   Van Kampen Emerging Growth Portfolio -- capital
          shares                                                408         $      18,860   $       1,230   $      17,630

 VKER   Van Kampen Enterprise Portfolio -- capital shares        78         $       2,025                   $       2,025

  VKS   Van Kampen Strategic Stock Portfolio -- capital
          shares                                                255         $       2,986   $         (23)  $       3,009


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999


NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (the Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the Trust), a Massachusetts business trust, and thirty-four mutual funds (the investment companies). The series of the Trust are Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Portfolio, Fidelity Investments: VIP Asset Manager Portfolio, VIP Growth Portfolio, VIP Index 500 Portfolio, VIP Overseas Portfolio, VIP Contrafund Portfolio, VIP Equity Income Portfolio, VIP Money Market Portfolio; Neuberger and Berman Partner's Trust, Neuberger and Berman Genesis Trust, Janus Aspen Worldwide Growth Portfolio; Federated: Equity Income Fund II, American Leaders Fund II, High Income Bond Fund II, Growth Strategy Fund II; AIM: V.I. Balanced Fund, V.I. Capital Appreciation Fund, V.I. Value Fund, V.I. International Equity Fund; Oppenheimer: Bond Fund, Strategic Bond Fund, Main Street Growth and Income Fund, Money Fund, Small Capital Growth Fund;
MFS: Research Series, New Discovery Series, Growth with Income Series; Van
Kampen: Emerging Growth Portfolio, Enterprise Portfolio, Strategic Stock Portfolio. The Trust and the investment companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into thirty-eight series of Accumulation Units, Series B, G, SU, SV, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE, FM, NP, NG, JW, FDE, FDA, FDH, FDG, AB, AC, AV, AI, OB, OS, OG, OM, OSM, MFSR, MFND, MFSG, VKEM, VKER and VKS, relating to investments in each of the investment companies, respectively.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. (Security Financial) is the principal underwriter for the Contracts. Security Life, Security Management, and Security Financial are wholly-owned subsidiaries of Security First Group, Inc. which became a wholly-owned subsidiary of Metropolitan Life Insurance Company on October 31, 1997. Investment advice is provided to the Security First Trust T. Rowe Price

SECURITY FIRST LIFE SEPARATE ACCOUNT A

Growth and Income Series by T. Rowe Price Associates, Inc., to the Security First Trust Bond Series by Neuberger and Berman, and to the Security First Trust Equity Series and to the Security First Trust U.S. Government Income Series by Blackrock, Inc.

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment companies' shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

               Contract Type                      Annual Rate        Daily Rate

     SF 135R2V; SF 224FL; SF 89; SF 234;
         SF 236FL; SF 1700 Contracts                  .89%            .0000244
     SF 228DC Contracts                              1.25%            .0000342
     SF 135R2S Contracts                             1.15%            .0000315
     SF 230; SF 224R1; SF 226R1 Contracts            1.35%            .0000370
     SF 135R2C; SF 137; SF 135PB2 Contracts          1.40%            .0000384

SECURITY FIRST LIFE SEPARATE ACCOUNT A

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract charge) is deducted from each contract, if applicable, and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:

                          Maximum Contract
Contract Type             Charge Per Year                  CDSC
-------------             ---------------                  ----
SF 236FL                       $12.00            Based on elapsed time since premium received.
                                                 Terminates on or after 5th anniversary.

SF 224FL, SF1700               $40.00            Based on elapsed time since premium received.
   SF137                                         Terminates on or after 6th anniversary.

SF 224R1, SF 230                  *              Based on elapsed time since premium received.
                                                 Terminates on or after 5th anniversary.

Group Form  226R1              $49.00***         Seven percent of premium received. Terminates
                                                 after 5th anniversary.

SF 234                         $29.50            Five percent of premium received. Terminates after
                                                 6th anniversary.

SF 89, SF 228DC                $19.50            Five percent of premium received. Terminates after
                                                 6th anniversary.

SF 135R2V                        **              None

SF135R2S, SF 135R2C, ** Based on elapsed time since premium received. SF 135PB2
  Terminates on or after 7th anniversary.


 *$52.50 (currently being waived); annual administration fee of .10% calculated on average account value (currently included in mortality and risk expense). **Annual administration fee of .15% calculated on average account value
    (currently included in mortality and risk expense).
***Annual distribution fee of .10% calculated on average account value
    (currently included in mortality and risk expense).

SECURITY FIRST LIFE SEPARATE ACCOUNT A

In addition, transaction charges of $10 are charged to the contract by Security Life for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is charged to the contract. The amount deducted for contract charges and CDSC was $1,889,180 for the year ended December 31, 1999, and $1,507,924 for the year ended December 31, 1998.

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities, and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts, therefore the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

                                                     Additions to Capital              Deductions From Capital
   Period ended December 31, 1999:                    $              Units                $                 Units
                                                -------------    -------------     -------------      -------------
   SF 135R2C Contracts
   -------------------

   Series B Accumulation Units                     3,879,029          399,289         1,585,715            163,843
   Series G Accumulation Units                    12,441,049          618,218         5,406,268            268,650
   Series FA Accumulation Units                    9,823,853        1,039,438         3,600,547            379,593
   Series FG Accumulation Units                   13,473,848          894,265         5,232,744            343,925
   Series FI Accumulation Units                   19,143,932        1,258,093         4,441,270            287,988
   Series FO Accumulation Units                    1,480,737          161,515           751,710             82,596
   Series FC Accumulation Units                    9,716,629          767,106         2,872,054            224,635
   Series FE Accumulation Units                    8,675,466          855,982         3,284,229            325,767
   Series FM Accumulation Units                   52,982,222        8,590,117        52,900,132          8,583,878
   Series SU Accumulation Units                    1,788,192          295,180         2,284,710            375,547
   Series SV Accumulation Units                    1,572,966          168,225         2,919,113            311,965
   Series AS Accumulation Units                    2,240,131          249,539         2,406,702            266,551
   Series SI Accumulation Units                       22,407            2,512           231,912             24,944

   SF 226R1; SF 228DC Contracts
   ----------------------------

   Series B Accumulation Units                     2,923,431          300,938         1,549,441            159,625
   Series G Accumulation Units                    33,841,436        1,673,965         9,794,270            489,339
   Series FA Accumulation Units                   19,796,627        2,090,112         7,139,184            752,840
   Series FG Accumulation Units                   40,757,122        2,682,362         9,263,010            610,476
   Series FI Accumulation Units                   47,159,909        3,099,999         7,574,931            495,426
   Series FO Accumulation Units                      153,249           16,488            28,125              3,087
   Series FC Accumulation Units                   39,446,379        2,742,289         7,218,447            209,333
   Series FM Accumulation Units                   15,652,202        2,519,092         8,992,449          1,447,514
   Series AS Accumulation Units                   10,228,968          985,125         4,657,435            378,287
   Series SI Accumulation Units                    5,325,654          374,060         1,796,934             12,789

   SF 135R2V; SF 224FL; SF 234;
   ----------------------------
   SF 236FL; SF 1700 Contracts
   ---------------------------

   Series B Accumulation Units                     1,390,582           66,162         2,065,942             97,959
   Series G Accumulation Units                    18,197,048          287,571        20,791,421            331,437
   Series T Accumulation Units                    15,196,288          249,527        16,106,643            263,678
   Series P Accumulation Units                       639,600           42,834           373,411             24,908
   Series I Accumulation Units                     4,012,394          378,745         4,080,178            385,497
   Series FA Accumulation Units                    6,477,222          701,781         4,572,921            495,786
   Series FG Accumulation Units                   21,806,968        1,489,062         7,898,788            535,205
   Series FI Accumulation Units                   20,545,287        1,373,367         9,748,715            645,282
   Series FC Accumulation Units                    1,489,583          215,929           251,554             36,043
   Series FM Accumulation Units                    5,221,313          824,773         4,118,032            651,395
   Series NP Accumulation Units                      527,401           96,062           326,549             59,882
   Series NG Accumulation Units                      327,116           72,595           371,918             84,365
   Series JW Accumulation Units                    2,357,041          317,601           417,807             57,275

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                                     Additions to Capital              Deductions From Capital
                                                     $              Units                $                 Units
                                                -------------    -------------     -------------      -------------
   SF 135R2S Contracts
   -------------------

   Series FG Accumulation Units                      388,358           26,032         3,705,733            250,339
   Series FO Accumulation Units                      619,049           82,227           809,316            102,123
   Series FM Accumulation Units                      233,264           37,074           303,533             48,350
   Series SU Accumulation Units                    1,520,684          250,248         1,786,012            293,616
   Series SV Accumulation Units                      486,520           41,774         3,296,787            281,549

   SF 224R1; SF 230 Contracts
   --------------------------

   Series B Accumulation Units                       252,701           27,069           393,436             41,952
   Series G Accumulation Units                     5,929,107          278,576         7,450,853            349,422
   Series FA Accumulation Units                    4,969,669          532,470         5,044,076            537,353
   Series FG Accumulation Units                    9,949,143          660,122         5,105,474            333,783
   Series FI Accumulation Units                    7,365,528          482,527         3,350,516            216,338
   Series FC Accumulation Units                    3,118,505          246,490           352,632             28,519
   Series FM Accumulation Units                    3,479,589          558,639         2,700,408            433,379
   Series SU Accumulation Units                       61,844            9,991             7,946              1,311
   Series AS Accumulation Units                      383,568           41,717            49,567              5,213
   Series SI Accumulation Units                      394,838           38,591            71,785              7,556

   SF 137; SF 135PB2 Contracts
   ---------------------------

   Series AC Accumulation Units                       19,886            3,366                 0                  0
   Series AB Accumulation Units                      102,132           19,732                 0                  0
   Series AV Accumulation Units                      254,072           46,870            46,619              8,406
   Series AI Accumulation Units                       36,471            5,839             7,182              1,012
   Series FDE Accumulation Units                      31,361            6,209                 0                  0
   Series FDH Accumulation Units                      99,972           20,053            25,170              5,052
   Series FDA Accumulation Units                      59,243           12,545                13                  3
   Series FDG Accumulation Units                     129,905           23,320                16                  2
   Series OB Accumulation Units                       11,029            2,197             3,007                601
   Series OG Accumulation Units                      143,933           28,584             6,029              1,146
   Series OM Accumulation Units                    1,511,091          299,928         1,147,097            227,369
   Series OS Accumulation Units                       14,611            2,874             2,006                391
   Series OSM Accumulation Units                      44,528            7,316             7,394              1,107
   Series MFSG Accumulation Units                     10,041            2,040                 0                  0
   Series MFSR Accumulation Units                     18,062            3,276             4,010                707
   Series VKEM Accumulation Units                     20,637            2,836             7,330              1,015
   Series VKER Accumulation Units                      4,009              687             2,005                344
   Series VKS Accumulation Units                       3,009              670                 0                  0
   Series FG Accumulation Units                       94,982            6,745                 0                  0
   Series FI Accumulation Units                       76,881            4,706                 0                  0
   Series SU Accumulations Units                      72,569           11,945                 0                  0
   Series SV Accumulations Units                      70,678            7,541                 0                  0

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                                     Additions to Capital              Deductions From Capital
     Year ended December 31, 1998:                   $              Units                $                 Units
                                                -------------    -------------     -------------      -------------

   SF 135R2C Contracts
   -------------------

   Series B Accumulation Units                     5,661,870          586,339           667,501             69,008
   Series G Accumulation Units                    18,587,275        1,028,586         3,261,930            183,491
   Series FA Accumulation Units                   12,640,621        1,475,140         2,744,662            322,529
   Series FG Accumulation Units                    7,939,511          709,561         4,745,913            425,808
   Series FI Accumulation Units                   16,587,093        1,328,050         2,528,382            202,282
   Series FO Accumulation Units                    1,820,892          222,444           606,856             74,118
   Series FC Accumulation Units                    8,834,454          870,830         2,112,211            208,731
   Series FE Accumulation Units                   11,666,102        1,262,113         1,580,945            175,697
   Series FM Accumulation Units                   74,497,555       12,516,888        72,551,400         12,196,311
   Series SU Accumulation Units                    1,773,861          293,960         3,468,890            576,401
   Series SV Accumulation Units                      549,778           73,591         4,248,198            550,379
   Series AS Accumulation Units                    2,938,629          385,967         2,594,226            340,284
   Series SI Accumulation Units                       34,054            4,354           399,306             50,363

   SF 226R1; SF 228DC Contracts
   ----------------------------

   Series B Accumulation Units                     3,767,408          388,255           852,396             87,554
   Series G Accumulation Units                    37,098,561        2,020,606         5,212,041            290,088
   Series FA Accumulation Units                   19,908,766        2,321,746         5,619,560            654,644
   Series FG Accumulation Units                   24,131,767        2,143,757         6,894,858            618,046
   Series FI Accumulation Units                   37,483,454        3,003,376         5,386,701            430,376
   Series FO Accumulation Units                      149,136           18,320            42,972              4,974
   Series FC Accumulation Units                   31,516,136        3,114,402         4,839,268            477,640
   Series FM Accumulation Units                    7,774,626        1,302,972         4,799,882            804,893
   Series AS Accumulation Units                   11,665,418        1,548,161         4,037,065            535,714
   Series SI Accumulation Units                    2,855,424          358,196           752,264             96,335

   SF 135R2V; SF 224FL; SF 234;
   ----------------------------
   SF 236FL; SF 1700 Contracts
   ---------------------------

   Series B Accumulation Units                     2,580,211          123,343         1,305,423             62,689
   Series G Accumulation Units                    20,527,385          368,212        18,526,043            331,199
   Series T Accumulation Units                    17,373,764          343,212        13,326,717            264,645
   Series P Accumulation Units                       532,070           37,083           926,772             64,322
   Series I Accumulation Units                     4,430,482          469,729         5,094,801            542,972
   Series FA Accumulation Units                    6,829,737          825,486         3,796,814            457,686
   Series FG Accumulation Units                   12,369,795        1,151,843         6,914,156            643,533
   Series FI Accumulation Units                   17,647,925        1,452,345         5,152,510            424,392
   Series FC Accumulation Units                      987,646          177,994           147,089             26,818
   Series FM Accumulation Units                    3,382,358          557,315         3,514,480            579,854
   Series NP Accumulation Units                    1,751,780          334,968           320,452             62,140
   Series NG Accumulation Units                    1,404,420          290,387           201,247             44,072
   Series JW Accumulation Units                    1,797,327          303,304           232,632             42,260

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                                     Additions to Capital              Deductions From Capital
                                                     $              Units                $                 Units
                                                -------------    -------------     -------------      -------------

   SF 135R2S Contracts
   -------------------

   Series FG Accumulation Units                      514,546           47,572         2,685,226            243,801
   Series FO Accumulation Units                      495,222           71,896           996,040            143,417
   Series FM Accumulation Units                      956,436          157,359         1,093,591            180,631
   Series SU Accumulation Units                    1,434,144          237,762         2,278,227            375,735
   Series SV Accumulation Units                      615,172           64,592         4,122,556            423,862

   SF 224R1; SF 230 Contracts
   --------------------------

   Series B Accumulation Units                       623,686           66,864           311,049             33,553
   Series G Accumulation Units                     7,318,820          385,701         5,000,083            264,139
   Series FA Accumulation Units                    6,100,724          720,058         4,241,726            502,287
   Series FG Accumulation Units                    7,123,036          637,735         3,432,683            304,495
   Series FI Accumulation Units                    6,682,275          535,470         1,937,943            157,096
   Series FC Accumulation Units                    2,551,049          249,677           152,516             14,979
   Series FM Accumulation Units                    1,478,642          246,343           811,805            135,293
   Series SU Accumulation Units                       61,666           10,101            11,726              1,958
   Series AS Accumulation Units                      446,604           58,580            48,697              5,955
   Series SI Accumulation Units                      230,451           28,841            14,523              1,678

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1999:

                                               Units
            Description                     Outstanding       Unit Value
--------------------------------------      -----------       ----------

   SF 135R2C Contracts
   -------------------

   Series B Accumulation Units                1,121,069       $    9.52
   Series G Accumulation Units                2,960,147           20.15
   Series FA Accumulation Units               4,750,510           10.09
   Series FG Accumulation Units               4,069,842           18.36
   Series FI Accumulation Units               4,254,649           16.83
   Series FO Accumulation Units                 899,318           11.82
   Series FC Accumulation Units               3,199,511           14.51
   Series FE Accumulation Units               3,611,711           10.11
   Series FM Accumulation Units               2,274,077            6.29
   Series SU Accumulation Units               2,303,022            5.97
   Series SV Accumulation Units               1,812,317           10.32
   Series AS Accumulation Units               2,180,116           11.93
   Series SI Accumulation Units                 122,934           12.69


   SF 226R1; SF 228DC Contracts

   Series B Accumulation Units                  657,761            9.54
   Series G Accumulation Units                5,808,561           20.18
   Series FA Accumulation Units               9,842,875           10.10
   Series FG Accumulation Units              10,212,262           18.39
   Series FI Accumulation Units               8,754,667           16.85
   Series FO Accumulation Units                  61,753           11.83
   Series FC Accumulation Units              11,065,052           14.53
   Series FM Accumulation Units               2,221,857            6.31
   Series AS Accumulation Units               4,972,727           11.95
   Series SI Accumulation Units               1,276,154           12.71

   SF 135R2V; SF 224FL; SF 234;
   ----------------------------
   SF 236FL; SF 1700 Contracts
   ---------------------------

   Series B Accumulation Units                  298,640           20.69
   Series G Accumulation Units                2,045,683           63.24
   Series T Accumulation Units                1,789,101           70.45
   Series P Accumulation Units                   72,927           15.19
   Series I Accumulation Units                1,745,913           13.40
   Series FA Accumulation Units               2,903,366            9.88
   Series FG Accumulation Units               4,600,696           17.92
   Series FI Accumulation Units               3,426,417           16.63
   Series FC Accumulation Units                 331,062            7.94
   Series FM Accumulation Units               1,037,376            6.45
   Series NP Accumulation Units                 309,008            5.62
   Series NG Accumulation Units                 234,545            4.75
   Series JW Accumulation Units                 521,370           10.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                               Units
            Description                     Outstanding       Unit Value
--------------------------------------      -----------       ----------

   SF 135R2S Contracts
   -------------------

   Series FG Accumulation Units               1,865,584       $    18.16
   Series FO Accumulation Units               1,437,343            10.18
   Series FM Accumulation Units                 215,601             6.41
   Series SU Accumulation Units               3,047,222             5.98
   Series SV Accumulation Units               3,395,590            13.04

   SF 224R1; SF 230 Contracts
   --------------------------

   Series B Accumulation Units                  221,674             9.17
   Series G Accumulation Units                2,528,911            21.24
   Series FA Accumulation Units               4,747,837             9.99
   Series FG Accumulation Units               3,894,653            18.31
   Series FI Accumulation Units               1,668,783            16.91
   Series FC Accumulation Units                 675,747            14.53
   Series FM Accumulation Units                 366,096             6.33
   Series SU Accumulation Units                  21,653             5.98
   Series AS Accumulation Units                 153,503            11.95
   Series SI Accumulation Units                 103,705            12.71

   SF 137; SF 135PB2 Contracts
   ---------------------------

   Series AC Accumulation Units                   3,366             6.75
   Series AB Accumulation Units                  19,732             5.73
   Series AV Accumulation Units                  38,464             5.82
   Series AI Accumulation Units                   4,827             7.26
   Series FDE Accumulation Units                  6,209             5.45
   Series FDH Accumulation Units                 15,001             5.03
   Series FDA Accumulation Units                 12,542             4.88
   Series FDG Accumulation Units                 23,318             7.03
   Series OB Accumulation Units                   1,596             5.01
   Series OG Accumulation Units                  27,438             5.33
   Series OM Accumulation Units                  72,559             5.07
   Series OS Accumulation Units                   2,483             5.13
   Series OSM Accumulation Units                  6,209             7.91
   Series MFSG Accumulation Units                 2,040             5.12
   Series MFSR Accumulation Units                 2,569             5.81
   Series VKEM Accumulation Units                 1,821             8.05
   Series VKER Accumulation Units                   343             5.92
   Series VKS Accumulation Units                    670             4.45
   Series FG Accumulation Units                   6,745            18.36
   Series FI Accumulations Units                  4,706            16.83
   Series SU Accumulation Units                  11,945             5.97
   Series SV Accumulation Units                   7,541            10.32

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 6 - IMPACT OF YEAR 2000 (unaudited)

The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has implemented a plan to resolve the issue. The Company believes that, with the modifications made to existing software and conversions to new software and hardware, the Year 2000 will not pose significant operational problems for the Company's computer systems. However, there can be no assurances that the Year 2000 plan of the Company or that of its vendors or third parties have resolved all Year 2000 issues.

PART C
                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) Security First Life Separate Account A

                      Part A - Condensed Financial Information
                               Part B - Statement of Assets and Liabilities,
                                        Statement of Operations, Statement of
                                        Changes in Net Assets, Statement of
                                        Investments

               (2) Security First Life Insurance Company

                      Part B - Depositor's financial statements with notes

        (b) Exhibits

                      (10) Consents of Independent Auditors
                      (13) Organizational Chart

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                             AS OF APRIL 3, 2000


The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan"). It is expected that Metropolitan will become a wholly-owned subsidiary of MetLife, Inc. on or about April 7, 2000. MetLife, Inc. will become a publicly-traded company at that time. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   Metropolitan Direct Property and Casualty Insurance Company
               (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

          h.   Economy Fire & Casualty Company
          i.   Economy Preferred Insurance Company
          j.   Economy Premier Assurance Company

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

                    (a.) MetLife Capital, Limited Partnership (Delaware).
                         Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                         (i.) MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                                 (1) MetLife Capital CFLI Holdings, LLC (DE)

                                       (a.) MetLife Capital CFLI Leasing, LLC
                                           (DE)

           b.  MetLife Financial Acceptance Corporation (Delaware).
               MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

           c. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

           d. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.


           e. MetLife Investment, S.A. 23rd Street Investment, Inc. holds one share of MetLife Investments Limited and MetLife Investments,
       S.A.


     5.   SSRM Holdings, Inc. (Delaware)

           a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc.
                    (Massachusetts)

           b.   SSR Realty Advisors, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (California)
               iv.  Metric Assignor, Inc. (California)
               v.   SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)
          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Financial Agency, Inc. (TX)

      9.  Natiloportem Holdings, Inc. (Delaware)

          a. Services Administrativos Gen, S.A. de CV One Share of Servicos Administrativos Gen. S.A. de C.V. is held by a nominee of Natiloportem Holdings, Inc.

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (80%) and by an entity (20%) unaffiliated with Metropolitan.

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S. Metropolitan Life Seguros de Vida S.A. (Uruguay). One share of Metropolitan Life Seguros de Vida S.A. is held by Alejandro Miller Artola, a nominee of Metropolitan Life Insurance Company.

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   MetLife (India) Ltd.

V.   Hyatt Legal Plans, Inc. (Delaware)

     1. Hyatt Legal Plans of Florida, Inc. (Fl)

W. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

X.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   CBNJ, Inc. (New Jersey)

Y.   MetPark Funding, Inc. (Delaware)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

A.B.  MetLife Trust Company, National Association. (United States)
A.C.  Benefit Services Corporation (Georgia)
A.D.  G.A. Holding Corporation (MA)
A.E.  MetLife, Inc.
A.F.  CRH., Co, Inc. (MA)
A.G.  334 Madison Euro Investments, Inc.
A.H. Park Twenty Three Investments Company 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited
      a. Convent Stution Euro Investments Four Company 1% voting control of Convert Stution Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.
A.I.  L/C Development Corporation (CA)
A.J. One Madison Investments (Cayco) Limited 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.
A.K.  New England Portfolio Advisors, Inc. (MA)
A.L. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.M.  New England Life Mortgage Funding Corporation (MA)
A.N. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P.
A.O. Mercadian Funding L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.
A.P.  St. James Fleet Investments two Limited.

A.Q.  MetLife New England Holdings, Inc. (DE)
      1. Fulcrum Financial Advisors, Inc. (MA)
      2. New England Life Insurance Company (MA)
         a. New England Life Holdings, Inc. (DE)
            i.   New England Securities Corporation (MA)
                 (1) Hereford Insurance Agency, Inc. (MA)
                 (2) Hereford Insurance Agency of Alabama, Inc. (AL)
                 (3) Hereford Insurance Agency of Minnesota, Inc. (MN)
                 (4) Hereford Insurance Agency of Ohio, Inc. (OH)
                 (5) Hereford Insurance Agency of New Mexico, Inc. (NM)
                 (6) Hereford Insurance Agency of Wyoming, Inc.
                 (7) Hereford Insurance Agency of Oklahoma, Inc.

            ii.  TNE Information Services, Inc. (MA)
                 (1) First Connect Insurance Network, Inc. (DE)
                 (2) Interative Financial Solutions, Inc. (MA)
            iii. N.L. Holding  Corp. (Del)(NY)
                 (1) Nathan & Lewis Securities, Inc. (NY)
                 (2) Nathan & Lewis Associates, Inc. (NY)
                       (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)
                       (b) Nathan and Lewis Associates of Texas, Inc. (TX)
                 (3) Nathan & Lewis Associates--Arizona, Inc. (AZ)
                 (4) Nathan & Lewis of Nevada, Inc. (NV)
                 (5) Nathan and Lewis Associates Ohio, Incorporated (OH)

            iv.  New England Securities Corporation
             v.  New England Investment Management Inc.


         b. Exeter Reassurance Company, Ltd. (MA)
         c. Omega Reinsurance Corporation (AZ)
         d. New England Pension and Annuity Company (DE)
         e. Newbury Insurance Company, Limited (Bermuda)

A.R.   General American Life
       1.    General American Life Insurance Company
     a.    GenAm Benefits Life Insurance Company
     b.    Paragon Life Insurance Company
             c.    Security Equity Life Insurance Company
             d.    Cova Corporation
                   i.    Cova Financial Services Life Insurance Company
         (1)    Cova Financial Life Insurance Company
                         (2)    First Cova Life Insurance Company
                   ii.   Cova Investment Advisory Corporation
                         (1)    Cova Investment Advisory Corporation
                 (2)    Cova Investment Allocution Corporation
                         (3)    Cova Life Sales Company
                (4)    Cova Life Administration Services Company
             e.    General Life Insurance Company
                   i.    General Life Insurance Company of America
             f.    Equity Intermediary Company
                   i.    Reinsurance Group of America, Incorporated
       1.    Reinsurance Company of Missouri Incorporated
             a.    RGA Reinsurance Company
             b.    Fairfield Management Group, Inc.
                   i.    Reinsurance Partners, Inc.
                   ii.   Great Rivers Reinsurance Management, Inc.
                   iii.  RGA (U.K.) Underwriting Agency Limited
       2.    Triad Re, Ltd
       3.    RGA Americas Reinsurance Company, Ltd.
       4.    RGA Reinsurance Company (Barbados) Ltd.
             (a)   RGA/Swiss Financial Group, L.L.C.
       5.    RGA International Ltd.
             (a)   RGA Financial Products Limited
             (b)   RGA Canada Management Company, Ltd.
                   (i)   RGA Life Reinsurance Company of Canada
       6.    Benefit Resource Life Insurance Company (Bermuda) Ltd.

       7.    RGA Holdings Limited
             (a)   RGA Managing Agency Limited
             (b)   RGA Capital Limited
       8.    RGA South African Holdings (Pty) Ltd.
             (a)   RGA Reinsurance Company of South Africa Limited
       9.    RGA Australian Holdings Pty Limited
             (a)   RGA Reinsurance Company of Australia Limited
       10.   General American Argentina Seguros
       11.   RGA Argentina, S.A.
       12.   RGA Sudamerica, S.A.
             (a)   RGA Reinsurance
             (b)   BHIF American Seguros de Vida, S.A.

       g.    GenAm Holding Company
             i.    NaviSys Incorporated
             ii.   NaviSys Illustration Solutions, Inc.
             iii.  NaviSys Asia Pacifica Limited
             iv.   NaviSys de Mexico S.A. de C.V.
                   99% of the shares of NaviSys de Mexico S.A. de C.V. are held by NaviSys Incorporated and 1% is held by General American Life Insurance Company.
             v.    NaviSys Enterprise Solutions, Inc.
             vi.   Red Oak Realty Company
             vii.  White Oak Royalty Company
             viii. GenMark Incorporated
                   (a)   Stan Mintz Associates, Inc.
                   (b)   GenMark Insurance Agency of Alabama, Inc.
                   (c)   GenMark Insurance Agency of Massachusetts, Inc.
                   (d)   GenMark Insurance Agency of Ohio, Inc.
                   (e)   GenMark Insurance Agency of Texas, Inc.
             ix.   Conning Corporation
                   (a)   Conning, Inc.
                         (i)    Conning & Company
                   (1)   Conning Asset Management Company

       2.    Collaborative Strategies, Inc.
       3.    Virtual Finances.Com, Inc.
       4.    Missouri Reinsurance (Barbados) Inc.
       5.    GenAmerican Capital I
       6.    GenAmerican Management
       7.    Walnut Street Securities, Inc.
             a.    WSS Insurance Agency of Alabama, Inc.
             b.    WSS Insurance Agency of Massachusetts, Inc.
             c.    WSS Insurance Agency of Ohio, Inc.
             d.    WSS Insurance Agency of Texas, Inc.
             e.    Walnut Street Advisers, Inc.

      3. Nvest Corporation (MA)
         a. Nvest, L.P. (DE) Nvest Corporation holds a 1.69% general partnership interest and MetLife New England Holdings, Inc. 3.19% general partnership interest in Nvest, L.P.
         b. Nvest Companies, L.P. (DE) Nvest Corporation holds a 0.0002% general partnerhship interest in Nvest Companies, L.P. Nvest, L.P. holds a 14.64% general partnership interest in Nvest Companies, L.P. Metropolitan holds a 46.23% limited partnership interest in Nvest Companies, L.P.
               i. Nvest Holdings, Inc. (DE)
           (1)     Back Bay Advisors, Inc. (MA)
               (a) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner
                   interest and NEIC
                   Holdings, Inc. holds a 99%
                   limited partner interest
                   in Back Bay Advisors, L.P.
           (2)     R & T Asset Management, Inc. (MA)
               (a) Reich & Tang Distributors, Inc. (DE)
               (b) Reich & Tang Asset Management
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and
                   NEIC Holdings, Inc. hold a 99.5% limited
                   partner interest in       &
                   Asset Management, L.P.
               (c) Reich & Tang Services, Inc. (DE)

           (3)     Loomis, Sayles & Company, Inc. (MA)
               (a) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
           (4)     Westpeak Investment Advisors, Inc. (MA)
               (a) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
                               (i) Westpeak Investment Advisors Australia
                                   Limited Pty.
           (5)     Vaughan, Nelson Scarborough & McCullough (DE)
               (a) Vaughan, Nelson Scarborough & McCullough, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McCullough, L.P.

                               (i)  VNSM Trust Company

           (6)     MC Management, Inc. (MA)
               (a) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC
                   Management, L.P.
           (7)     Harris Associates, Inc. (DE)
               (a) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates
                   Securities, L.P.
               (b) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (i)  Harris Partners, Inc. (DE)
                              (ii) Harris Partners L.L.C. (DE)
                                   Harris Partners, Inc. holds a 1%
                                   membership interest and
                                   Harris Associates L.P. holds a 99%
                                   membership interest in Harris Partners L.L.C.
                                  (1) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (2) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                  (3) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                  (4) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (5) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
           (8)     Graystone Partners, Inc. (MA)
               (a) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

           (9)     NEF Corporation (MA)
               (a) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (b) New England Funds Management, L.P. (DE) NEF
                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
          (10)     New England Funds Service Corporation
          (11)     AEW Capital Management, Inc. (DE)
               (a) AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Securities, L.P.
     ii.     Nvest Associates, Inc.
    iii.     Snyder Capital Management, Inc.
         (1) Snyder Capital Management, L.P. NEIC Operating
             Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.
     iv.     Jurika & Voyles, Inc.
         (1) Jurika & Voyles, L.P NEIC Operating Partnership,
             L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.
      v.     Capital Growth Management, L.P. (DE)
             NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
     vi.     Nvest Partnerships, LLC ( )

    vii.     AEW Capital Management L.P. (DE)
             New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
             (1) AEW II Corporation (  )
             (2) AEW Partners III, Inc. (   )
             (3) AEW TSF, Inc. (   )
             (4) AEW Exchange Management, LLC
             (5) AEWPN, LLC (   )
     (6) AEW Investment Group, Inc. (MA)
         (a) Copley Public Partnership Holding, L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
             Holding, L.P.
         (b) AEW Management and Advisors L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            ii. AEW Real Estate Advisors, Inc. (MA)
                1.     AEW Advisors, Inc. (MA)
                2.     Copley Properties Company, Inc. (MA)
                3.     Copley Properties Company II, Inc. (MA)
                4.     Copley Properties Company III, Inc. (MA)
                5.     Fourth Copley Corp. (MA)
                6.     Fifth Copley Corp. (MA)
                7.     Sixth Copley Corp. (MA)
                8.     Seventh Copley Corp. (MA).
                9.     Eighth Copley Corp. (MA).
               10.     First Income Corp. (MA).
               11.     Second Income Corp. (MA).
               12.     Third Income Corp. (MA).
               13.     Fourth Income Corp. (MA).
               14.     Third Singleton Corp. (MA).
               15.     Fourth Singleton Corp. (MA)
               16.     Fifth Singleton Corp. (MA)
               17.     Sixth Singleton Corp. (MA).
               18.     BCOP Associates L.P. (MA)
                       AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
            ii. CREA Western Investors I, Inc. (MA)
                1. CREA Western Investors I, L.P. (DE)
                   CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
           iii. CREA Investors Santa Fe Springs, Inc. (MA)

     (7) Copley Public Partnership Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.

     (8) AEW Real Estate Advisors, Limited Partnership (MA)
         AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.
     (9) AEW Hotel Investment Corporation (MA)
        (a.) AEW Hotel Investment, Limited Partnership (MA)
             AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.
    (10) Aldrich Eastman Global Investment Strategies, LLC (DE)
         AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

A.R.   General American Life
       1.    General American Life Insurance Company
     a.    GenAm Benefits Life Insurance Company
     b.    Paragon Life Insurance Company
             c.    Security Equity Life Insurance Company
             d.    Cova Corporation
                   i.    Cova Financial Services Life Insurance Company
         (1)    Cova Financial Life Insurance Company
                         (2)    First Cova Life Insurance Company
                   ii.   Cova Investment Advisory Corporation
                         (1)    Cova Investment Advisory Corporation
                 (2)    Cova Investment Allocution Corporation
                         (3)    Cova Life Sales Company
                (4)    Cova Life Administration Services Company
             e.    General Life Insurance Company
                   i.    General Life Insurance Company of America
             f.    Equity Intermediary Company
                   i.    Reinsurance Group of America, Incorporated
       1.    Reinsurance Company of Missouri Incorporated
             a.    RGA Reinsurance Company
             b.    Fairfield Management Group, Inc.
                   i.    Reinsurance Partners, Inc.
                   ii.   Great Rivers Reinsurance Management, Inc.
                   iii.  RGA (U.K.) Underwriting Agency Limited
       2.    Triad Re, Ltd
       3.    RGA Americas Reinsurance Company, Ltd.
       4.    RGA Reinsurance Company (Barbados) Ltd.
             (a)   RGA/Swiss Financial Group, L.L.C.
       5.    RGA International Ltd.
             (a)   RGA Financial Products Limited
             (b)   RGA Canada Management Company, Ltd.
                   (i)   RGA Life Reinsurance Company of Canada
       6.    Benefit Resource Life Insurance Company (Bermuda) Ltd.
       7.    RGA Holdings Limited
             (a)   RGA Managing Agency Limited
             (b)   RGA Capital Limited
       8.    RGA South African Holdings (Pty) Ltd.
             (a)   RGA Reinsurance Company of South Africa Limited
       9.    RGA Australian Holdings Pty Limited
             (a)   RGA Reinsurance Company of Australia Limited
       10.   General American Argentina Seguros
       11.   RGA Argentina, S.A.
       12.   RGA Sudamerica, S.A.
             (a)   RGA Reinsurance
             (b)   BHIF American Seguros de Vida, S.A.

       g.    GenAm Holding Company
             i.    NaviSys Incorporated
             ii.   NaviSys Illustration Solutions, Inc.
             iii.  NaviSys Asia Pacifica Limited
             iv.   NaviSys de Mexico S.A. de C.V.
                   99% of the shares of NaviSys de Mexico S.A. de C.V. are held by NaviSys Incorporated and 1% is held by General American Life Insurance Company.
             v.    NaviSys Enterprise Solutions, Inc.
             vi.   Red Oak Realty Company
             vii.  White Oak Royalty Company
             viii. GenMark Incorporated
                   (a)   Stan Mintz Associates, Inc.
                   (b)   GenMark Insurance Agency of Alabama, Inc.
                   (c)   GenMark Insurance Agency of Massachusetts, Inc.
                   (d)   GenMark Insurance Agency of Ohio, Inc.
                   (e)   GenMark Insurance Agency of Texas, Inc.
             ix.   Conning Corporation
                   (a)   Conning, Inc.
                         (i)    Conning & Company
                   (1)   Conning Asset Management Company

       2.    Collaborative Strategies, Inc.
       3.    Virtual Finances.Com, Inc.
       4.    Missouri Reinsurance (Barbados) Inc.
       5.    GenAmerican Capital I
       6.    GenAmerican Management
       7.    Walnut Street Securities, Inc.
             a.    WSS Insurance Agency of Alabama, Inc.
             b.    WSS Insurance Agency of Massachusetts, Inc.
             c.    WSS Insurance Agency of Ohio, Inc.
             d.    WSS Insurance Agency of Texas, Inc.
             e.    Walnut Street Advisers, Inc.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Metropolitan owns, via its subsidiary, AFORE Genesis Metropolitan S.A. de C.V., approximately 61.7% of SIEFORE Genesis S.A. de C.V., a mutual fund.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. Holding Corp. (DEL), an indirect wholly owned subsidiary of Metropolitan.

9)  100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc.
(OK) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

10) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. (TX) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following company: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.    Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                                       Position and Offices with Depositor
----                                       -----------------------------------
Mary Ann Brown                             Chairman of the Board and Director
John K. Bruins                             Director
Daniel J. Cavanagh                         Director
Margaret C. Fechtmann                      Director
David Y. Rogers                            Director
Anthony J. Williamson                      Director
Joseph W. Jordan                           Director
Richard C. Pearson                         Director and President
Howard H Kayton                            Executive Vice President and
                                            Chief Actuary
Brian J. Finneran                          Senior Vice President
Jane F. Eagle                              Senior Vice President and Chief
                                            Financial Officer
Peter R. Jones                             Senior Vice President
Cheryl M. MacGregor                        Senior Vice President
Alexander H. Masson                        Senior Vice President
Anthony J. Williamson                      Senior Vice President, Chief
                                            Investment Officer
George R. Bateman                          Vice President
Roberta G. Isaeff                          Vice President
Ronald Plafkin                             Vice President
William G. Spangler                        Vice President
James C. Turner                            Vice President, Assistant Secretary
Leo Brown                                  Assistant Vice President
Steven J. Brash                            Assistant Vice President
Cheryl J. Finney                           Associate General Counsel, Vice
                                            President, and Assistant Secretary
Patrizia DiMolfetta                        Controller
James Bossert                              Assistant Controller
George J. Olah                             Treasurer
Louis Ragusa                               Secretary
Richard G. Mandel                          Assistant Secretary
Eugene A. Capobianco                       Assistant Vice President
Joseph A. Zdeb                             Assistant Vice President
Thomas V. Reedy                            Assistant Vice President and Actuary
Ataollah Azarshahi                         Assistant Vice President and Actuary
Harold B. Leff                             Assistant Vice President
Robert E. Dehais                           Assistant Vice President

Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners

As of March 31, 2000, there were 19,398 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.    Indemnification

None

Item 29.    Principal Underwriters

Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                                    Position with Underwriter
----                                    -------------------------
Richard C. Pearson                      Director, Chairman, and President
Jane F. Eagle                           Director, Senior Vice President, Treasurer, and Chief Financial Officer
Brian J. Finneran                       Senior Vice President
Peter R. Jones                          Senior Vice President
Howard H Kayton                         Senior Vice President and Chief Actuary
James C. Turner                         Vice President and Assistant Secretary
Cheryl J. Finney                        Vice President and Assistant Secretary
*Gary A. Virnick                        Vice President and Supervisor of Compliance
* not an officer

Net
Name of             Underwriting    Compensation on
Principal           Discount and    Redemption or     Brokerage
Underwriter         Commissions*    Annuitization     Commission    Compensation
-----------         ------------    -------------     ----------    ------------
Security First      None            None              None          None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.

Item 30.    Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:


Security First Life represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 28 day of April, 2000.

                                    SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                           (Registrant)

                                    By SECURITY FIRST LIFE INSURANCE COMPANY
                                           (Sponsor)


                                    By     /S/ Richard C. Pearson
                                           -----------------------------
                                           Richard C. Pearson, President

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                              Title                            Date
---------                              -----                            ----



/S/ Richard C. Pearson          President, Chief Executive        April 28, 2000
-----------------------------   Officer, & Director
Richard C. Pearson


/S/ Jane F. Eagle               Senior Vice President &           April 28, 2000
----------------------------    Chief Financial Officer
Jane F. Eagle


/S/ Mary Ann Brown*             Chairman of the Board &           April 28, 2000
----------------------------    Director
Mary Ann Brown


/S/ John K. Bruins*             Director                          April 28, 2000
----------------------------
John K. Bruins


/S/ Daniel J. Cavanagh*         Director                          April 28, 2000
----------------------------
Daniel J. Cavanagh


/S/ Margaret C. Fechtmann*      Director                          April 28, 2000
----------------------------
Margaret C. Fechtmann

                                Director                          ________, 2000
----------------------------
Joseph W. Jordan


                                Director                          ________, 2000
----------------------------
David Y. Rogers


/S/ Anthony J. Williamson *     Director                          April 28, 2000
----------------------------
Anthony J. Williamson


/S/ Richard C. Pearson
----------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)